UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	10/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Emerging Markets Equity
Opportunities Fund
Class A:
PDEAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class A	$140	1.30%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets equities, as measured by the MSCI Emerging Markets Index (ND) (the “Index”), advanced d uring
the reporting period,
outpacing US equities, as measured by the S&P 500 Index. Market action was supported by enthusiasm regarding artificial intelligence
(AI) investment, resilient corporate earnings, targeted stimulus in China, positive shifts in monetary policy, improving economic prospects, and a weakening US dollar. Investor confidence and risk appetite remained robust, even as volatility, geopolitical conflicts, and trade policy uncertainty remained constant concerns.
■
A diverse group of companies in the industrials sector contributed the most to the Fund’s performance relative to the Index. Fund positioning across sectors also added value.
■
Security selection in the information technology, consumer discretionary, health care, and financials sectors detracted from relative returns.
MF255EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	8.82%	1.35%	7.92%
Class A without sales charges	15.16%	2.50%	8.53%
MSCI Emerging Markets Index (ND)	27.91%	7.46%	7.69%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 640,440,423
Number of fund holdings	42
Total advisory fees paid for the year	$ 5,388,084
Portfolio turnover rate for the year	131%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.6%
Capital Markets	15.0%
Hotels, Restaurants & Leisure	7.9%
Affiliated Mutual Fund - Short-Term Investment (4.9% represents investments purchased with collateral from securities on loan)	7.3%
Interactive Media & Services	7.2%
Aerospace & Defense	6.7%
Technology Hardware, Storage & Peripherals	5.1%
Machinery	4.9%
Broadline Retail	4.8%
Electrical Equipment	4.5%
Professional Services	4.0%
Biotechnology	3.4%
Industry Classification	% of Net Assets
Automobiles	2.6%
Electronic Equipment, Instruments & Components	2.3%
Banks	2.3%
Metals & Mining	2.3%
Entertainment	1.9%
Consumer Staples Distribution & Retail	1.6%
Wireless Telecommunication Services	1.5%
Life Sciences Tools & Services	1.4%
Oil, Gas & Consumable Fuels	0.8%
105.1%
Liabilities in excess of other assets	(5.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Emerging Markets Equity Opportunities Fund

SHARE CLASS	A
NASDAQ	PDEAX
CUSIP	743969644
MF255EA

PGIM Jennison Emerging Markets Equity
Opportunities Fund
Class C:
PDECX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class C	$220	2.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets equities, as measured by the MSCI Emerging Markets Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index. Market action was supported by enthusiasm regarding artificial intelligence
(AI) investment, resilient corporate earnings, targeted stimulus in China, positive shifts in monetary policy, improving economic prospects, and a weakening US dollar. Investor confidence and risk appetite remained robust, even as volatility, geopolitical conflicts, and trade policy uncertainty remained constant concerns.
■
A diverse group of companies in the industrials sector contributed the most to the Fund’s performance relative to the Index. Fund positioning across sectors also added value.
■
Security selection in the information technology, consumer discretionary, health care, and financials sectors detracted from relative returns.
MF225EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense rei mburs
ements, if any, the returns would
have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	13.30%	1.73%	7.72%
Class C without sales charges	14.30%	1.73%	7.72%
MSCI Emerging Markets Index (ND)	27.91%	7.46%	7.69%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 640,440,423
Number of fund holdings	42
Total advisory fees paid for the year	$ 5,388,084
Portfolio turnover rate for the year	131%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.6%
Capital Markets	15.0%
Hotels, Restaurants & Leisure	7.9%
Affiliated Mutual Fund - Short-Term Investment (4.9% represents investments purchased with collateral from securities on loan)	7.3%
Interactive Media & Services	7.2%
Aerospace & Defense	6.7%
Technology Hardware, Storage & Peripherals	5.1%
Machinery	4.9%
Broadline Retail	4.8%
Electrical Equipment	4.5%
Professional Services	4.0%
Biotechnology	3.4%
Industry Classification	% of Net Assets
Automobiles	2.6%
Electronic Equipment, Instruments & Components	2.3%
Banks	2.3%
Metals & Mining	2.3%
Entertainment	1.9%
Consumer Staples Distribution & Retail	1.6%
Wireless Telecommunication Services	1.5%
Life Sciences Tools & Services	1.4%
Oil, Gas & Consumable Fuels	0.8%
105.1%
Liabilities in excess of other assets	(5.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by sc
an
ning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Emerging Markets Equity Opportunities Fund

SHARE CLASS	C
NASDAQ	PDECX
CUSIP	743969636
MF225EC

PGIM Jennison Emerging Markets Equity
Opportunities Fund
Class Z:
PDEZX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class Z	$113	1.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets equities, as measured by the MSCI Emerging Markets Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index. Market action was supported by enthusiasm regarding artificial intelligence
(AI) investment, resilient corporate earnings, targeted stimulus in China, positive shifts in monetary policy, improving economic prospects, and a weakening US dollar. Investor confidence and risk appetite remained robust, even as volatility, geopolitical conflicts, and trade policy uncertainty remained constant concerns.
■
A diverse group of companies in the industrials sector contributed the most to the Fund’s performance relative to the Index. Fund positioning across sectors also added value.
■
Security selection in the information technology, consumer discretionary, health care, and financials sectors detracted from relative returns.
MF225EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	15.40%	2.75%	8.82%
MSCI Emerging Markets Index (ND)	27.91%	7.46%	7.69%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 640,440,423
Number of fund holdings	42
Total advisory fees paid for the year	$ 5,388,084
Portfolio turnover rate for the year	131%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.6%
Capital Markets	15.0%
Hotels, Restaurants & Leisure	7.9%
Affiliated Mutual Fund - Short-Term Investment (4.9% represents investments purchased with collateral from securities on loan)	7.3%
Interactive Media & Services	7.2%
Aerospace & Defense	6.7%
Technology Hardware, Storage & Peripherals	5.1%
Machinery	4.9%
Broadline Retail	4.8%
Electrical Equipment	4.5%
Professional Services	4.0%
Biotechnology	3.4%
Industry Classification	% of Net Assets
Automobiles	2.6%
Electronic Equipment, Instruments & Components	2.3%
Banks	2.3%
Metals & Mining	2.3%
Entertainment	1.9%
Consumer Staples Distribution & Retail	1.6%
Wireless Telecommunication Services	1.5%
Life Sciences Tools & Services	1.4%
Oil, Gas & Consumable Fuels	0.8%
105.1%
Liabilities in excess of other assets	(5.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by
scanning th
e QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Emerging Markets Equity Opportunities Fund

SHARE CLASS	Z
NASDAQ	PDEZX
CUSIP	743969610
MF225EZ

PGIM Jennison Emerging Markets Equity
Opportunities Fund
Class R6:
PDEQX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class R6	$106	0.98%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets equities, as measured by the MSCI Emerging Markets Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index. Market action was supported by enthusiasm regarding artificial intelligence
(AI) investment, resilient corporate earnings, targeted stimulus in China, positive shifts in monetary policy, improving economic prospects, and a weakening US dollar. Investor confidence and risk appetite remained robust, even as volatility, geopolitical conflicts, and trade policy uncertainty remained constant concerns.
■
A diverse group of companies in the industrials sector contributed the most to the Fund’s performance relative to the Index. Fund positioning across sectors also added value.
■
Security selection in the information technology, consumer discretionary, health care, and financials sectors detracted from relative returns.
MF225ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reim burse
ments, if any, the returns would
have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	15.51%	2.81%	8.84%
MSCI Emerging Markets Index (ND)	27.91%	7.46%	7.69%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 640,440,423
Number of fund holdings	42
Total advisory fees paid for the year	$ 5,388,084
Portfolio turnover rate for the year	131%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.6%
Capital Markets	15.0%
Hotels, Restaurants & Leisure	7.9%
Affiliated Mutual Fund - Short-Term Investment (4.9% represents investments purchased with collateral from securities on loan)	7.3%
Interactive Media & Services	7.2%
Aerospace & Defense	6.7%
Technology Hardware, Storage & Peripherals	5.1%
Machinery	4.9%
Broadline Retail	4.8%
Electrical Equipment	4.5%
Professional Services	4.0%
Biotechnology	3.4%
Industry Classification	% of Net Assets
Automobiles	2.6%
Electronic Equipment, Instruments & Components	2.3%
Banks	2.3%
Metals & Mining	2.3%
Entertainment	1.9%
Consumer Staples Distribution & Retail	1.6%
Wireless Telecommunication Services	1.5%
Life Sciences Tools & Services	1.4%
Oil, Gas & Consumable Fuels	0.8%
105.1%
Liabilities in excess of other assets	(5.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Emerging Markets Equity Opportunities Fund

SHARE CLASS	R6
NASDAQ	PDEQX
CUSIP	743969628
MF225ER6

PGIM Jennison Global Infrastructure Fund
Class A:
PGJAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Global Infrastructure Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class A	$161	1.50%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe
(especially Germany), new policy initiatives in China to address challenges stemming from weaknesses in the real estate and equity markets, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted. However, infrastructure stocks, as measured by the S&P Global Infrastructure Index (ND) (the
“Index”), trailed the performance of the broad global equity market, as measured by the MSCI ACWI Index.
■
Positions in midstream energy and utilities (led by gas utilities) were among the Fund’s top performers during the reporting period. Security selection in transportation infrastructure also bolstered performance relative to the Index.
■
On the negative side, the Fund’s out-of-Index allocation to telecommunications stocks and its underweight in the transportation infrastructure sector significantly detracted from the Fund’s performance relative to the Index.
MF217EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	7.95%	8.75%	6.97%
Class A without sales charges	14.23%	9.99%	7.58%
S&P 500 Index	21.45%	17.64%	14.64%
S&P Global Infrastructure Index (ND)	16.99%	12.81%	7.43%

WHAT ARE SOME
KEY
FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 61,812,652
Number of fund holdings	56
Total advisory fees paid for the year	$ 271,955
Portfolio turnover rate for the year	78%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	26.6%
Multi-Utilities	17.3%
Transportation Infrastructure	11.8%
Affiliated Mutual Fund - Short-Term Investment (6.7% represents investments purchased with collateral from securities on loan)	10.4%
Oil, Gas & Consumable Fuels	10.4%
Construction & Engineering	8.8%
Ground Transportation	6.9%
Specialized REITs	5.0%
Industry Classification	% of Net Assets
Gas Utilities	3.9%
Independent Power & Renewable Electricity Producers	3.0%
Commercial Services & Supplies	1.5%
IT Services	1.1%
106.7%
Liabilities in excess of other assets	(6.7)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Infrastructure Fund

SHARE CLASS	A
NASDAQ	PGJAX
CUSIP	743969792
MF217EA

PGIM Jennison Global Infrastructure Fund
Class C:
PGJCX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Global Infrastructure Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class C	$240	2.25%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe
(especially Germany), new policy initiatives in China to address challenges stemming from weaknesses in the real estate and equity markets, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted. However, infrastructure stocks, as measured by the S&P Global Infrastructure Index (ND) (the
“Index”), trailed the performance of the broad global equity market, as measured by the MSCI ACWI Index.
■
Positions in midstream energy and utilities (led by gas utilities) were among the Fund’s top performers during the reporting period. Security selection in transportation infrastructure also bolstered performance relative to the Index.
■
On the negative side, the Fund’s out-of-Index allocation to telecommunications stocks and its underweight in the transportation infrastructure sector significantly detracted from the Fund’s performance relative to the Index.
MF217EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	12.33%	9.17%	6.78%
Class C without sales charges	13.33%	9.17%	6.78%
S&P 500 Index	21.45%	17.64%	14.64%
S&P Global Infrastructure Index (ND)	16.99%	12.81%	7.43%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 61,812,652
Number of fund holdings	56
Total advisory fees paid for the year	$ 271,955
Portfolio turnover rate for the year	78%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	26.6%
Multi-Utilities	17.3%
Transportation Infrastructure	11.8%
Affiliated Mutual Fund - Short-Term Investment (6.7% represents investments purchased with collateral from securities on loan)	10.4%
Oil, Gas & Consumable Fuels	10.4%
Construction & Engineering	8.8%
Ground Transportation	6.9%
Specialized REITs	5.0%
Industry Classification	% of Net Assets
Gas Utilities	3.9%
Independent Power & Renewable Electricity Producers	3.0%
Commercial Services & Supplies	1.5%
IT Services	1.1%
106.7%
Liabilities in excess of other assets	(6.7)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Infrastructure Fund

SHARE CLASS	C
NASDAQ	PGJCX
CUSIP	743969784
MF217EC

PGIM Jennison Global Infrastructure Fund
Class Z:
PGJZX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Global Infrastructure Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class Z	$126	1.17%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe
(especially Germany), new policy initiatives in China to address challenges stemming from weaknesses in the real estate and equity markets, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted. However, infrastructure stocks, as measured by the S&P Global Infrastructure Index (ND) (the
“Index”), trailed the performance of the broad global equity market, as measured by the MSCI ACWI Index.
■
Positions in midstream energy and utilities (led by gas utilities) were among the Fund’s top performers during the reporting period. Security selection in transportation infrastructure also bolstered performance relative to the Index.
■
On the negative side, the Fund’s out-of-Index allocation to telecommunications stocks and its underweight in the transportation infrastructure sector significantly detracted from the Fund’s performance relative to the Index.
MF217EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	14.58%	10.34%	7.91%
S&P 500 Index	21.45%	17.64%	14.64%
S&P Global Infrastructure Index (ND)	16.99%	12.81%	7.43%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 61,812,652
Number of fund holdings	56
Total advisory fees paid for the year	$ 271,955
Portfolio turnover rate for the year	78%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	26.6%
Multi-Utilities	17.3%
Transportation Infrastructure	11.8%
Affiliated Mutual Fund - Short-Term Investment (6.7% represents investments purchased with collateral from securities on loan)	10.4%
Oil, Gas & Consumable Fuels	10.4%
Construction & Engineering	8.8%
Ground Transportation	6.9%
Specialized REITs	5.0%
Industry Classification	% of Net Assets
Gas Utilities	3.9%
Independent Power & Renewable Electricity Producers	3.0%
Commercial Services & Supplies	1.5%
IT Services	1.1%
106.7%
Liabilities in excess of other assets	(6.7)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Infrastructure Fund

SHARE CLASS	Z
NASDAQ	PGJZX
CUSIP	743969776
MF217EZ

PGIM Jennison Global Infrastructure Fund
Class R6:
PGJQX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Global Infrastructure Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class R6	$126	1.17%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe
(especially Germany), new policy initiatives in China to address challenges stemming from weaknesses in the real estate and equity markets, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted. However, infrastructure stocks, as measured by the S&P Global Infrastructure Index (ND) (the
“Index”), trailed the performance of the broad global equity market, as measured by the MSCI ACWI Index.
■
Positions in midstream energy and utilities (led by gas utilities) were among the Fund’s top performers during the reporting period. Security selection in transportation infrastructure also bolstered performance relative to the Index.
■
On the negative side, the Fund’s out-of-Index allocation to telecommunications stocks and its underweight in the transportation infrastructure sector significantly detracted from the Fund’s performance relative to the Index.
MF217ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 28, 2016 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	14.58%	10.35%	8.80% (12/28/2016)
S&P 500 Index	21.45%	17.64%	15.41%
S&P Global Infrastructure Index (ND)	16.99%	12.81%	8.00%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 61,812,652
Number of fund holdings	56
Total advisory fees paid for the year	$ 271,955
Portfolio turnover rate for the year	78%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	26.6%
Multi-Utilities	17.3%
Transportation Infrastructure	11.8%
Affiliated Mutual Fund - Short-Term Investment (6.7% represents investments purchased with collateral from securities on loan)	10.4%
Oil, Gas & Consumable Fuels	10.4%
Construction & Engineering	8.8%
Ground Transportation	6.9%
Specialized REITs	5.0%
Industry Classification	% of Net Assets
Gas Utilities	3.9%
Independent Power & Renewable Electricity Producers	3.0%
Commercial Services & Supplies	1.5%
IT Services	1.1%
106.7%
Liabilities in excess of other assets	(6.7)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Infrastructure Fund

SHARE CLASS	R6
NASDAQ	PGJQX
CUSIP	743969560
MF217ER6

PGIM Jennison Global Opportunities Fund
Class A:
PRJAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class A	$114	1.08%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe, targeted stimulus in
China, and two Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
The strongest contributions to the Fund’s performance relative to the Index came from consumer platforms in the communication services sector and from select software and information technology (IT) services names in the information technology sector.
■
On the negative side, stock selection in consumer discretionary (especially automobiles and broadline retail) and information technology
(especially semiconductors) sectors detracted from relative returns.
MF214EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.62%	7.33%	13.38%
Class A without sales charges	11.77%	8.56%	14.02%
MSCI ACWI Index (ND)	22.64%	14.61%	11.31%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 6,317,353,380
Number of fund holdings	39
Total advisory fees paid for the year	$ 51,139,145
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Software	18.5%
Semiconductors & Semiconductor Equipment	16.4%
Interactive Media & Services	10.0%
IT Services	8.2%
Entertainment	8.1%
Broadline Retail	7.2%
Pharmaceuticals	5.4%
Textiles, Apparel & Luxury Goods	5.2%
Technology Hardware, Storage & Peripherals	4.9%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.9%
Specialty Retail	3.2%
Capital Markets	2.4%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.6%
Banks	1.5%
Personal Care Products	1.4%
Health Care Equipment & Supplies	1.3%
Automobiles	1.1%
Hotels, Restaurants & Leisure	0.9%
Others*	0.4%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/
mut
ual-funds/pros
pec
tuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	A
NASDAQ	PRJAX
CUSIP	743969719
MF214EA

PGIM Jennison Global Opportunities Fund
Class C:
PRJCX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class C	$202	1.92%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe, targeted stimulus in
China, and two Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
The strongest contributions to the Fund’s performance relative to the Index came from consumer platforms in the communication services sector and from select software and information technology (IT) services names in the information technology sector.
■
On the negative side, stock selection in consumer discretionary (especially automobiles and broadline retail) and information technology
(especially semiconductors) sectors detracted from relative returns.
MF214EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	9.81%	7.64%	13.09%
Class C without sales charges	10.81%	7.64%	13.09%
MSCI ACWI Index (ND)	22.64%	14.61%	11.31%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 6,317,353,380
Number of fund holdings	39
Total advisory fees paid for the year	$ 51,139,145
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Software	18.5%
Semiconductors & Semiconductor Equipment	16.4%
Interactive Media & Services	10.0%
IT Services	8.2%
Entertainment	8.1%
Broadline Retail	7.2%
Pharmaceuticals	5.4%
Textiles, Apparel & Luxury Goods	5.2%
Technology Hardware, Storage & Peripherals	4.9%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.9%
Specialty Retail	3.2%
Capital Markets	2.4%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.6%
Banks	1.5%
Personal Care Products	1.4%
Health Care Equipment & Supplies	1.3%
Automobiles	1.1%
Hotels, Restaurants & Leisure	0.9%
Others*	0.4%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectus
es-f
act-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	C
NASDAQ	PRJCX
CUSIP	743969693
MF214EC

PGIM Jennison Global Opportunities Fund
Class Z:
PRJZX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class Z	$99	0.93%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe, targeted stimulus in
China, and two Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
The strongest contributions to the Fund’s performance relative to the Index came from consumer platforms in the communication services sector and from select software and information technology (IT) services names in the information technology sector.
■
On the negative side, stock selection in consumer discretionary (especially automobiles and broadline retail) and information technology
(especially semiconductors) sectors detracted from relative returns.
MF214EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	11.93%	8.72%	14.22%
MSCI ACWI Index (ND)	22.64%	14.61%	11.31%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 6,317,353,380
Number of fund holdings	39
Total advisory fees paid for the year	$ 51,139,145
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Software	18.5%
Semiconductors & Semiconductor Equipment	16.4%
Interactive Media & Services	10.0%
IT Services	8.2%
Entertainment	8.1%
Broadline Retail	7.2%
Pharmaceuticals	5.4%
Textiles, Apparel & Luxury Goods	5.2%
Technology Hardware, Storage & Peripherals	4.9%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.9%
Specialty Retail	3.2%
Capital Markets	2.4%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.6%
Banks	1.5%
Personal Care Products	1.4%
Health Care Equipment & Supplies	1.3%
Automobiles	1.1%
Hotels, Restaurants & Leisure	0.9%
Others*	0.4%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	Z
NASDAQ	PRJZX
CUSIP	743969685
MF214EZ

PGIM Jennison Global Opportunities Fund
Class R2:
PRJBX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R2	$142	1.34%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe, targeted stimulus in
China, and two Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
The strongest contributions to the Fund’s performance relative to the Index came from consumer platforms in the communication services sector and from select software and information technology (IT) services names in the information technology sector.
■
On the negative side, stock selection in consumer discretionary (especially automobiles and broadline retail) and information technology
(especially semiconductors) sectors detracted from relative returns.
MF214ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2018 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	11.48%	8.28%	16.39% (12/27/2018)
MSCI ACWI Index (ND)	22.64%	14.61%	14.19%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 6,317,353,380
Number of fund holdings	39
Total advisory fees paid for the year	$ 51,139,145
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Software	18.5%
Semiconductors & Semiconductor Equipment	16.4%
Interactive Media & Services	10.0%
IT Services	8.2%
Entertainment	8.1%
Broadline Retail	7.2%
Pharmaceuticals	5.4%
Textiles, Apparel & Luxury Goods	5.2%
Technology Hardware, Storage & Peripherals	4.9%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.9%
Specialty Retail	3.2%
Capital Markets	2.4%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.6%
Banks	1.5%
Personal Care Products	1.4%
Health Care Equipment & Supplies	1.3%
Automobiles	1.1%
Hotels, Restaurants & Leisure	0.9%
Others*	0.4%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	R2
NASDAQ	PRJBX
CUSIP	743969438
MF214ER2

PGIM Jennison Global Opportunities Fund
Class R4:
PRJDX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R4	$115	1.09%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe, targeted stimulus in
China, and two Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
The strongest contributions to the Fund’s performance relative to the Index came from consumer platforms in the communication services sector and from select software and information technology (IT) services names in the information technology sector.
■
On the negative side, stock selection in consumer discretionary (especially automobiles and broadline retail) and information technology
(especially semiconductors) sectors detracted from relative returns.
MF214ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2018 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	11.75%	8.55%	16.69% (12/27/2018)
MSCI ACWI Index (ND)	22.64%	14.61%	14.19%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 6,317,353,380
Number of fund holdings	39
Total advisory fees paid for the year	$ 51,139,145
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Software	18.5%
Semiconductors & Semiconductor Equipment	16.4%
Interactive Media & Services	10.0%
IT Services	8.2%
Entertainment	8.1%
Broadline Retail	7.2%
Pharmaceuticals	5.4%
Textiles, Apparel & Luxury Goods	5.2%
Technology Hardware, Storage & Peripherals	4.9%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.9%
Specialty Retail	3.2%
Capital Markets	2.4%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.6%
Banks	1.5%
Personal Care Products	1.4%
Health Care Equipment & Supplies	1.3%
Automobiles	1.1%
Hotels, Restaurants & Leisure	0.9%
Others*	0.4%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	R4
NASDAQ	PRJDX
CUSIP	743969420
MF214ER4

PGIM Jennison Global Opportunities Fund
Class R6:
PRJQX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R6	$87	0.82%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe, targeted stimulus in
China, and two Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
The strongest contributions to the Fund’s performance relative to the Index came from consumer platforms in the communication services sector and from select software and information technology (IT) services names in the information technology sector.
■
On the negative side, stock selection in consumer discretionary (especially automobiles and broadline retail) and information technology
(especially semiconductors) sectors detracted from relative returns.
MF214ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	12.05%	8.82%	14.33%
MSCI ACWI Index (ND)	22.64%	14.61%	11.31%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 6,317,353,380
Number of fund holdings	39
Total advisory fees paid for the year	$ 51,139,145
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Software	18.5%
Semiconductors & Semiconductor Equipment	16.4%
Interactive Media & Services	10.0%
IT Services	8.2%
Entertainment	8.1%
Broadline Retail	7.2%
Pharmaceuticals	5.4%
Textiles, Apparel & Luxury Goods	5.2%
Technology Hardware, Storage & Peripherals	4.9%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.9%
Specialty Retail	3.2%
Capital Markets	2.4%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.6%
Banks	1.5%
Personal Care Products	1.4%
Health Care Equipment & Supplies	1.3%
Automobiles	1.1%
Hotels, Restaurants & Leisure	0.9%
Others*	0.4%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	R6
NASDAQ	PRJQX
CUSIP	743969594
MF214ER6

PGIM Jennison International Opportunities Fund
Class A:
PWJAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class A	$116	1.09%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as measured by the MSCI ACWI ex-USA Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and a weakening US dollar, which made international investments more attractive, enhancing returns for US-based investors holding foreign assets. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted throughout the reporting period.
■
Relative to the Index, the Fund’s strongest contributions came from security selection in the industrials (especially aerospace & defense) and health care (most notably, pharmaceuticals, and health care equipment) sectors.
■
On the negative side, a diverse group of holdings in the consumer discretionary, information technology, and financials sectors detracted from relative returns.
MF215EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	7.49%	3.36%	9.75%
Class A without sales charges	13.74%	4.54%	10.37%
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	7.67%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 5,527,967,978
Number of fund holdings	41
Total advisory fees paid for the year	$ 40,676,893
Portfolio turnover rate for the year	81%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Aerospace & Defense	15.8%
Semiconductors & Semiconductor Equipment	12.2%
Textiles, Apparel & Luxury Goods	9.0%
Entertainment	7.5%
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	7.0%
Hotels, Restaurants & Leisure	6.1%
IT Services	5.3%
Pharmaceuticals	5.2%
Broadline Retail	3.7%
Electrical Equipment	3.3%
Biotechnology	2.9%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
Wireless Telecommunication Services	2.3%
Specialty Retail	2.2%
Health Care Equipment & Supplies	2.0%
Personal Care Products	1.9%
Automobiles	1.9%
Life Sciences Tools & Services	1.8%
Banks	1.7%
Financial Services	1.7%
Technology Hardware, Storage & Peripherals	1.2%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	A
NASDAQ	PWJAX
CUSIP	743969677
MF215EA

PGIM Jennison International Opportunities Fund
Class C:
PWJCX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class C	$202	1.90%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as measured by the MSCI ACWI ex-USA Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and a weakening US dollar, which made international investments more attractive, enhancing returns for US-based investors holding foreign assets. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted throughout the reporting period.
■
Relative to the Index, the Fund’s strongest contributions came from security selection in the industrials (especially aerospace & defense) and health care (most notably, pharmaceuticals, and health care equipment) sectors.
■
On the negative side, a diverse group of holdings in the consumer discretionary, information technology, and financials sectors detracted from relative returns.
MF215EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	11.79%	3.69%	9.49%
Class C without sales charges	12.79%	3.69%	9.49%
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	7.67%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 5,527,967,978
Number of fund holdings	41
Total advisory fees paid for the year	$ 40,676,893
Portfolio turnover rate for the year	81%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Aerospace & Defense	15.8%
Semiconductors & Semiconductor Equipment	12.2%
Textiles, Apparel & Luxury Goods	9.0%
Entertainment	7.5%
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	7.0%
Hotels, Restaurants & Leisure	6.1%
IT Services	5.3%
Pharmaceuticals	5.2%
Broadline Retail	3.7%
Electrical Equipment	3.3%
Biotechnology	2.9%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
Wireless Telecommunication Services	2.3%
Specialty Retail	2.2%
Health Care Equipment & Supplies	2.0%
Personal Care Products	1.9%
Automobiles	1.9%
Life Sciences Tools & Services	1.8%
Banks	1.7%
Financial Services	1.7%
Technology Hardware, Storage & Peripherals	1.2%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	C
NASDAQ	PWJCX
CUSIP	743969669
MF215EC

PGIM Jennison International Opportunities Fund
Class R:
PWJRX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class R	$155	1.45%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as measured by the MSCI ACWI ex-USA Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and a weakening US dollar, which made international investments more attractive, enhancing returns for US-based investors holding foreign assets. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted throughout the reporting period.
■
Relative to the Index, the Fund’s strongest contributions came from security selection in the industrials (especially aerospace & defense) and health care (most notably, pharmaceuticals, and health care equipment) sectors.
■
On the negative side, a diverse group of holdings in the consumer discretionary, information technology, and financials sectors detracted from relative returns.
MF215ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 20, 2017 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R	13.33%	4.15%	8.74% (11/20/2017)
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	6.74%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 5,527,967,978
Number of fund holdings	41
Total advisory fees paid for the year	$ 40,676,893
Portfolio turnover rate for the year	81%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Aerospace & Defense	15.8%
Semiconductors & Semiconductor Equipment	12.2%
Textiles, Apparel & Luxury Goods	9.0%
Entertainment	7.5%
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	7.0%
Hotels, Restaurants & Leisure	6.1%
IT Services	5.3%
Pharmaceuticals	5.2%
Broadline Retail	3.7%
Electrical Equipment	3.3%
Biotechnology	2.9%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
Wireless Telecommunication Services	2.3%
Specialty Retail	2.2%
Health Care Equipment & Supplies	2.0%
Personal Care Products	1.9%
Automobiles	1.9%
Life Sciences Tools & Services	1.8%
Banks	1.7%
Financial Services	1.7%
Technology Hardware, Storage & Peripherals	1.2%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	R
NASDAQ	PWJRX
CUSIP	743969487
MF215ER

PGIM Jennison International Opportunities Fund
Class Z:
PWJZX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class Z	$96	0.90%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as measured by the MSCI ACWI ex-USA Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and a weakening US dollar, which made international investments more attractive, enhancing returns for US-based investors holding foreign assets. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted throughout the reporting period.
■
Relative to the Index, the Fund’s strongest contributions came from security selection in the industrials (especially aerospace & defense) and health care (most notably, pharmaceuticals, and health care equipment) sectors.
■
On the negative side, a diverse group of holdings in the consumer discretionary, information technology, and financials sectors detracted from relative returns.
MF215EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	13.94%	4.73%	10.60%
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	7.67%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 5,527,967,978
Number of fund holdings	41
Total advisory fees paid for the year	$ 40,676,893
Portfolio turnover rate for the year	81%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Aerospace & Defense	15.8%
Semiconductors & Semiconductor Equipment	12.2%
Textiles, Apparel & Luxury Goods	9.0%
Entertainment	7.5%
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	7.0%
Hotels, Restaurants & Leisure	6.1%
IT Services	5.3%
Pharmaceuticals	5.2%
Broadline Retail	3.7%
Electrical Equipment	3.3%
Biotechnology	2.9%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
Wireless Telecommunication Services	2.3%
Specialty Retail	2.2%
Health Care Equipment & Supplies	2.0%
Personal Care Products	1.9%
Automobiles	1.9%
Life Sciences Tools & Services	1.8%
Banks	1.7%
Financial Services	1.7%
Technology Hardware, Storage & Peripherals	1.2%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	Z
NASDAQ	PWJZX
CUSIP	743969651
MF215EZ

PGIM Jennison International Opportunities Fund
Class R2:
PWJBX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class R2	$143	1.34%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as measured by the MSCI ACWI ex-USA Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and a weakening US dollar, which made international investments more attractive, enhancing returns for US-based investors holding foreign assets. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted throughout the reporting period.
■
Relative to the Index, the Fund’s strongest contributions came from security selection in the industrials (especially aerospace & defense) and health care (most notably, pharmaceuticals, and health care equipment) sectors.
■
On the negative side, a diverse group of holdings in the consumer discretionary, information technology, and financials sectors detracted from relative returns.
MF215ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2018 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	13.45%	4.28%	13.04% (12/27/2018)
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	9.94%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 5,527,967,978
Number of fund holdings	41
Total advisory fees paid for the year	$ 40,676,893
Portfolio turnover rate for the year	81%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Aerospace & Defense	15.8%
Semiconductors & Semiconductor Equipment	12.2%
Textiles, Apparel & Luxury Goods	9.0%
Entertainment	7.5%
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	7.0%
Hotels, Restaurants & Leisure	6.1%
IT Services	5.3%
Pharmaceuticals	5.2%
Broadline Retail	3.7%
Electrical Equipment	3.3%
Biotechnology	2.9%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
Wireless Telecommunication Services	2.3%
Specialty Retail	2.2%
Health Care Equipment & Supplies	2.0%
Personal Care Products	1.9%
Automobiles	1.9%
Life Sciences Tools & Services	1.8%
Banks	1.7%
Financial Services	1.7%
Technology Hardware, Storage & Peripherals	1.2%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	R2
NASDAQ	PWJBX
CUSIP	743969412
MF215ER2

PGIM Jennison International Opportunities Fund
Class R4:
PWJDX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class R4	$116	1.09%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as measured by the MSCI ACWI ex-USA Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and a weakening US dollar, which made international investments more attractive, enhancing returns for US-based investors holding foreign assets. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted throughout the reporting period.
■
Relative to the Index, the Fund’s strongest contributions came from security selection in the industrials (especially aerospace & defense) and health care (most notably, pharmaceuticals, and health care equipment) sectors.
■
On the negative side, a diverse group of holdings in the consumer discretionary, information technology, and financials sectors detracted from relative returns.
MF215ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2018 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	13.73%	4.55%	13.33% (12/27/2018)
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	9.94%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 5,527,967,978
Number of fund holdings	41
Total advisory fees paid for the year	$ 40,676,893
Portfolio turnover rate for the year	81%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Aerospace & Defense	15.8%
Semiconductors & Semiconductor Equipment	12.2%
Textiles, Apparel & Luxury Goods	9.0%
Entertainment	7.5%
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	7.0%
Hotels, Restaurants & Leisure	6.1%
IT Services	5.3%
Pharmaceuticals	5.2%
Broadline Retail	3.7%
Electrical Equipment	3.3%
Biotechnology	2.9%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
Wireless Telecommunication Services	2.3%
Specialty Retail	2.2%
Health Care Equipment & Supplies	2.0%
Personal Care Products	1.9%
Automobiles	1.9%
Life Sciences Tools & Services	1.8%
Banks	1.7%
Financial Services	1.7%
Technology Hardware, Storage & Peripherals	1.2%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	R4
NASDAQ	PWJDX
CUSIP	743969396
MF215ER4

PGIM Jennison International Opportunities Fund
Class R6:
PWJQX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class R6	$90	0.84%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as measured by the MSCI ACWI ex-USA Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and a weakening US dollar, which made international investments more attractive, enhancing returns for US-based investors holding foreign assets. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted throughout the reporting period.
■
Relative to the Index, the Fund’s strongest contributions came from security selection in the industrials (especially aerospace & defense) and health care (most notably, pharmaceuticals, and health care equipment) sectors.
■
On the negative side, a diverse group of holdings in the consumer discretionary, information technology, and financials sectors detracted from relative returns.
MF215ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 23, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	14.04%	4.80%	10.79% (12/23/2015)
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	8.24%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 5,527,967,978
Number of fund holdings	41
Total advisory fees paid for the year	$ 40,676,893
Portfolio turnover rate for the year	81%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Aerospace & Defense	15.8%
Semiconductors & Semiconductor Equipment	12.2%
Textiles, Apparel & Luxury Goods	9.0%
Entertainment	7.5%
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	7.0%
Hotels, Restaurants & Leisure	6.1%
IT Services	5.3%
Pharmaceuticals	5.2%
Broadline Retail	3.7%
Electrical Equipment	3.3%
Biotechnology	2.9%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
Wireless Telecommunication Services	2.3%
Specialty Retail	2.2%
Health Care Equipment & Supplies	2.0%
Personal Care Products	1.9%
Automobiles	1.9%
Life Sciences Tools & Services	1.8%
Banks	1.7%
Financial Services	1.7%
Technology Hardware, Storage & Peripherals	1.2%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.c
om/inve
stments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	R6
NASDAQ	PWJQX
CUSIP	743969586
MF215ER6

PGIM Quant Solutions International Equity Fund
Class A:
PJRAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions International Equity Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COS
T
S FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund—Class A	$160	1.38%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International markets advanced over the reporting period, driven by strong performance in Japan, China, the UK, and Canada, particularly within the financials, information technology, and industrials sectors.
■
The Fund’s returns relative to the MSCI ACWI ex USA Index (ND) (the “Index”) benefited from strong performance across all factor groups, including overweights to stocks with cheap valuations, strong quality measures, and improving sentiment measures, and from underweights to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, the Fund’s strongest relative performers included the UK (overweight and stock selection in the financials sector; stock selection in the industrials sector), Canada (overweight and stock selection in the materials and information technology sectors), and Germany (stock selection in the materials and financials sectors). The most significant detractor was India (overweight and stock selection in the health care sector; stock selection in the consumer discretionary sector; and overweight in the information technology sector).
■
The best-performing sectors relative to the Index included financials (overweight and stock selection in the UK; overweight in Italy), materials
(overweight and stock selection in Canada; stock selection in Germany), and information technology (overweight and stock selection in Korea and Canada). Conversely, the worst-performing sector on a relative basis was health care (overweight and stock selection in India).
MF190EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	24.51%	12.12%	7.19%
Class A without sales charges	31.75%	13.39%	7.80%
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	7.67%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 285,149,453
Number of fund holdings	399
Total advisory fees paid for the year	$ 1,395,553
Portfolio turnover rate for the year	129%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Banks	16.0%
Semiconductors & Semiconductor Equipment	7.0%
Pharmaceuticals	5.5%
Metals & Mining	5.2%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.9%
Aerospace & Defense	3.7%
Insurance	3.6%
Oil, Gas & Consumable Fuels	3.5%
Capital Markets	3.3%
Electronic Equipment, Instruments & Components	3.2%
IT Services	3.2%
Automobiles	2.5%
Electrical Equipment	2.5%
Broadline Retail	2.1%
Unaffiliated Exchange-Traded Funds - Equity	2.0%
Consumer Staples Distribution & Retail	1.9%
Machinery	1.8%
Diversified Telecommunication Services	1.8%
Interactive Media & Services	1.7%
Trading Companies & Distributors	1.6%
Industrial Conglomerates	1.6%
Passenger Airlines	1.5%
Tobacco	1.3%
Automobile Components	1.2%
Industry Classification	% of Net Assets
Entertainment	1.2%
Wireless Telecommunication Services	1.1%
Specialty Retail	1.1%
Electric Utilities	1.1%
Food Products	1.1%
Technology Hardware, Storage & Peripherals	1.1%
Health Care Providers & Services	1.0%
Marine Transportation	0.9%
Biotechnology	0.9%
Household Durables	0.9%
Financial Services	0.8%
Construction & Engineering	0.8%
Chemicals	0.7%
Hotels, Restaurants & Leisure	0.7%
Health Care Equipment & Supplies	0.7%
Multi-Utilities	0.7%
Real Estate Management & Development	0.6%
Gas Utilities	0.5%
Commercial Services & Supplies	0.5%
Others*	3.5%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investm
en
ts/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions International Equity Fund

SHARE CLASS	A
NASDAQ	PJRAX
CUSIP	743969859
MF190EA

PGIM Quant Solutions International Equity Fund
Class C:
PJRCX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions International Equity Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund—Class C	$300	2.61%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International markets advanced over the reporting period, driven by strong performance in Japan, China, the UK, and Canada, particularly within the financials, information technology, and industrials sectors.
■
The Fund’s returns relative to the MSCI ACWI ex USA Index (ND) (the “Index”) benefited from strong performance across all factor groups, including overweights to stocks with cheap valuations, strong quality measures, and improving sentiment measures, and from underweights to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, the Fund’s strongest relative performers included the UK (overweight and stock selection in the financials sector; stock selection in the industrials sector), Canada (overweight and stock selection in the materials and information technology sectors), and Germany (stock selection in the materials and financials sectors). The most significant detractor was India (overweight and stock selection in the health care sector; stock selection in the consumer discretionary sector; and overweight in the information technology sector).
■
The best-performing sectors relative to the Index included financials (overweight and stock selection in the UK; overweight in Italy), materials
(overweight and stock selection in Canada; stock selection in Germany), and information technology (overweight and stock selection in Korea and Canada). Conversely, the worst-performing sector on a relative basis was health care (overweight and stock selection in India).
MF190EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	29.09%	11.94%	6.65%
Class C without sales charges	30.09%	11.94%	6.65%
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	7.67%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 285,149,453
Number of fund holdings	399
Total advisory fees paid for the year	$ 1,395,553
Portfolio turnover rate for the year	129%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Banks	16.0%
Semiconductors & Semiconductor Equipment	7.0%
Pharmaceuticals	5.5%
Metals & Mining	5.2%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.9%
Aerospace & Defense	3.7%
Insurance	3.6%
Oil, Gas & Consumable Fuels	3.5%
Capital Markets	3.3%
Electronic Equipment, Instruments & Components	3.2%
IT Services	3.2%
Automobiles	2.5%
Electrical Equipment	2.5%
Broadline Retail	2.1%
Unaffiliated Exchange-Traded Funds - Equity	2.0%
Consumer Staples Distribution & Retail	1.9%
Machinery	1.8%
Diversified Telecommunication Services	1.8%
Interactive Media & Services	1.7%
Trading Companies & Distributors	1.6%
Industrial Conglomerates	1.6%
Passenger Airlines	1.5%
Tobacco	1.3%
Automobile Components	1.2%
Industry Classification	% of Net Assets
Entertainment	1.2%
Wireless Telecommunication Services	1.1%
Specialty Retail	1.1%
Electric Utilities	1.1%
Food Products	1.1%
Technology Hardware, Storage & Peripherals	1.1%
Health Care Providers & Services	1.0%
Marine Transportation	0.9%
Biotechnology	0.9%
Household Durables	0.9%
Financial Services	0.8%
Construction & Engineering	0.8%
Chemicals	0.7%
Hotels, Restaurants & Leisure	0.7%
Health Care Equipment & Supplies	0.7%
Multi-Utilities	0.7%
Real Estate Management & Development	0.6%
Gas Utilities	0.5%
Commercial Services & Supplies	0.5%
Others*	3.5%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORM
AT
ION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions International Equity Fund

SHARE CLASS	C
NASDAQ	PJRCX
CUSIP	743969875
MF190EC

PGIM Quant Solutions International Equity Fund
Class Z:
PJIZX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions International Equity Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund—Class Z	$113	0.97%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International markets advanced over the reporting period, driven by strong performance in Japan, China, the UK, and Canada, particularly within the financials, information technology, and industrials sectors.
■
The Fund’s returns relative to the MSCI ACWI ex USA Index (ND) (the “Index”) benefited from strong performance across all factor groups, including overweights to stocks with cheap valuations, strong quality measures, and improving sentiment measures, and from underweights to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, the Fund’s strongest relative performers included the UK (overweight and stock selection in the financials sector; stock selection in the industrials sector), Canada (overweight and stock selection in the materials and information technology sectors), and Germany (stock selection in the materials and financials sectors). The most significant detractor was India (overweight and stock selection in the health care sector; stock selection in the consumer discretionary sector; and overweight in the information technology sector).
■
The best-performing sectors relative to the Index included financials (overweight and stock selection in the UK; overweight in Italy), materials
(overweight and stock selection in Canada; stock selection in Germany), and information technology (overweight and stock selection in Korea and Canada). Conversely, the worst-performing sector on a relative basis was health care (overweight and stock selection in India).
MF190EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	32.28%	13.89%	8.24%
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	7.67%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 285,149,453
Number of fund holdings	399
Total advisory fees paid for the year	$ 1,395,553
Portfolio turnover rate for the year	129%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Banks	16.0%
Semiconductors & Semiconductor Equipment	7.0%
Pharmaceuticals	5.5%
Metals & Mining	5.2%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.9%
Aerospace & Defense	3.7%
Insurance	3.6%
Oil, Gas & Consumable Fuels	3.5%
Capital Markets	3.3%
Electronic Equipment, Instruments & Components	3.2%
IT Services	3.2%
Automobiles	2.5%
Electrical Equipment	2.5%
Broadline Retail	2.1%
Unaffiliated Exchange-Traded Funds - Equity	2.0%
Consumer Staples Distribution & Retail	1.9%
Machinery	1.8%
Diversified Telecommunication Services	1.8%
Interactive Media & Services	1.7%
Trading Companies & Distributors	1.6%
Industrial Conglomerates	1.6%
Passenger Airlines	1.5%
Tobacco	1.3%
Automobile Components	1.2%
Industry Classification	% of Net Assets
Entertainment	1.2%
Wireless Telecommunication Services	1.1%
Specialty Retail	1.1%
Electric Utilities	1.1%
Food Products	1.1%
Technology Hardware, Storage & Peripherals	1.1%
Health Care Providers & Services	1.0%
Marine Transportation	0.9%
Biotechnology	0.9%
Household Durables	0.9%
Financial Services	0.8%
Construction & Engineering	0.8%
Chemicals	0.7%
Hotels, Restaurants & Leisure	0.7%
Health Care Equipment & Supplies	0.7%
Multi-Utilities	0.7%
Real Estate Management & Development	0.6%
Gas Utilities	0.5%
Commercial Services & Supplies	0.5%
Others*	3.5%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/inv
estme
nts/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions International Equity Fund

SHARE CLASS	Z
NASDAQ	PJIZX
CUSIP	743969883
MF190EZ

PGIM Quant Solutions International Equity Fund
Class R6:
PJRQX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions International Equity Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund—Class R6	$91	0.78%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International markets advanced over the reporting period, driven by strong performance in Japan, China, the UK, and Canada, particularly within the financials, information technology, and industrials sectors.
■
The Fund’s returns relative to the MSCI ACWI ex USA Index (ND) (the “Index”) benefited from strong performance across all factor groups, including overweights to stocks with cheap valuations, strong quality measures, and improving sentiment measures, and from underweights to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, the Fund’s strongest relative performers included the UK (overweight and stock selection in the financials sector; stock selection in the industrials sector), Canada (overweight and stock selection in the materials and information technology sectors), and Germany (stock selection in the materials and financials sectors). The most significant detractor was India (overweight and stock selection in the health care sector; stock selection in the consumer discretionary sector; and overweight in the information technology sector).
■
The best-performing sectors relative to the Index included financials (overweight and stock selection in the UK; overweight in Italy), materials
(overweight and stock selection in Canada; stock selection in Germany), and information technology (overweight and stock selection in Korea and Canada). Conversely, the worst-performing sector on a relative basis was health care (overweight and stock selection in India).
MF190ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 28, 2016 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	32.49%	14.14%	9.84% (12/28/2016)
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	8.67%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 285,149,453
Number of fund holdings	399
Total advisory fees paid for the year	$ 1,395,553
Portfolio turnover rate for the year	129%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Banks	16.0%
Semiconductors & Semiconductor Equipment	7.0%
Pharmaceuticals	5.5%
Metals & Mining	5.2%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.9%
Aerospace & Defense	3.7%
Insurance	3.6%
Oil, Gas & Consumable Fuels	3.5%
Capital Markets	3.3%
Electronic Equipment, Instruments & Components	3.2%
IT Services	3.2%
Automobiles	2.5%
Electrical Equipment	2.5%
Broadline Retail	2.1%
Unaffiliated Exchange-Traded Funds - Equity	2.0%
Consumer Staples Distribution & Retail	1.9%
Machinery	1.8%
Diversified Telecommunication Services	1.8%
Interactive Media & Services	1.7%
Trading Companies & Distributors	1.6%
Industrial Conglomerates	1.6%
Passenger Airlines	1.5%
Tobacco	1.3%
Automobile Components	1.2%
Industry Classification	% of Net Assets
Entertainment	1.2%
Wireless Telecommunication Services	1.1%
Specialty Retail	1.1%
Electric Utilities	1.1%
Food Products	1.1%
Technology Hardware, Storage & Peripherals	1.1%
Health Care Providers & Services	1.0%
Marine Transportation	0.9%
Biotechnology	0.9%
Household Durables	0.9%
Financial Services	0.8%
Construction & Engineering	0.8%
Chemicals	0.7%
Hotels, Restaurants & Leisure	0.7%
Health Care Equipment & Supplies	0.7%
Multi-Utilities	0.7%
Real Estate Management & Development	0.6%
Gas Utilities	0.5%
Commercial Services & Supplies	0.5%
Others*	3.5%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.
com/
investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions International Equity Fund

SHARE CLASS	R6
NASDAQ	PJRQX
CUSIP	743969578
MF190ER6

PGIM Emerging Markets Debt Hard Currency Fund
Class A:
PDHAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Emerging Markets Debt Hard Currency Fund
(the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class A	$112	1.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding US tariffs and ongoing geopolitical concerns contributed to crosscurrents, spreads for emerging-markets hard currency bonds tightened meaningfully.
■
Overall, country selection contributed to the Fund’s outperformance relative to the JP Morgan Emerging Markets Bond Index Global Diversified
Index during the reporting period, driven by overweights to Argentina, Egypt, Venezuela, Ecuador, and El Salvador. Sovereign positioning in
Ghana and Côte d’Ivoire also contributed. Among currencies, overweight positioning in the Egyptian pound and Turkish lira contributed as well.
■
In country selection, overweights to Angola, Ghana, and Colombia detracted from the Fund’s performance during the reporting period.
Sovereign positioning in Argentina and Brazil also detracted as did an overweight to the Indian rupee and an underweight to the Czech koruna.
■
Derivatives, including currency forward and option contracts, futures, and interest rate swaps, were used during the reporting period for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a positive impact on the Fund’s performance. The Fund used corporate credit index derivatives to manage its overall risk profile, which also had a positive impact on its performance.
MF239EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2017 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	9.65%	2.28%	1.87% (12/12/2017)
Class A without sales charges	13.33%	2.96%	2.30% (12/12/2017)
JP Morgan Emerging Markets Bond Index Global Diversified Index	12.76%	2.71%	2.97%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 186,370,469
Number of fund holdings	783
Total advisory fees paid for the year	$ 971,969
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	2.4
AA	5.3
A	3.0
BBB	37.8
BB	23.6
B	19.8
CCC	3.8
C	1.6
D	0.3
Not Rated	0.9
Cash/Cash Equivalents	1.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Hard Currency Fund

SHARE CLASS	A
NASDAQ	PDHAX
CUSIP	743969479
MF239EA

PGIM Emerging Markets Debt Hard Currency Fund
Class C:
PDHCX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Emerging Markets Debt Hard Currency Fund
(the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class C	$191	1.80%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding US tariffs and ongoing geopolitical concerns contributed to crosscurrents, spreads for emerging-markets hard currency bonds tightened meaningfully.
■
Overall, country selection contributed to the Fund’s outperformance relative to the JP Morgan Emerging Markets Bond Index Global Diversified
Index during the reporting period, driven by overweights to Argentina, Egypt, Venezuela, Ecuador, and El Salvador. Sovereign positioning in
Ghana and Côte d’Ivoire also contributed. Among currencies, overweight positioning in the Egyptian pound and Turkish lira contributed as well.
■
In country selection, overweights to Angola, Ghana, and Colombia detracted from the Fund’s performance during the reporting period.
Sovereign positioning in Argentina and Brazil also detracted as did an overweight to the Indian rupee and an underweight to the Czech koruna.
■
Derivatives, including currency forward and option contracts, futures, and interest rate swaps, were used during the reporting period for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a positive impact on the Fund’s performance. The Fund used corporate credit index derivatives to manage its overall risk profile, which also had a positive impact on its performance.
MF239EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2017 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	11.46%	2.21%	1.55% (12/12/2017)
Class C without sales charges	12.46%	2.21%	1.55% (12/12/2017)
JP Morgan Emerging Markets Bond Index Global Diversified Index	12.76%	2.71%	2.97%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 186,370,469
Number of fund holdings	783
Total advisory fees paid for the year	$ 971,969
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	2.4
AA	5.3
A	3.0
BBB	37.8
BB	23.6
B	19.8
CCC	3.8
C	1.6
D	0.3
Not Rated	0.9
Cash/Cash Equivalents	1.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Hard Currency Fund

SHARE CLASS	C
NASDAQ	PDHCX
CUSIP	743969461
MF239EC

PGIM Emerging Markets Debt Hard Currency Fund
Class Z:
PDHVX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Emerging Markets Debt Hard Currency Fund
(the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class Z	$80	0.75%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding US tariffs and ongoing geopolitical concerns contributed to crosscurrents, spreads for emerging-markets hard currency bonds tightened meaningfully.
■
Overall, country selection contributed to the Fund’s outperformance relative to the JP Morgan Emerging Markets Bond Index Global Diversified
Index during the reporting period, driven by overweights to Argentina, Egypt, Venezuela, Ecuador, and El Salvador. Sovereign positioning in
Ghana and Côte d’Ivoire also contributed. Among currencies, overweight positioning in the Egyptian pound and Turkish lira contributed as well.
■
In country selection, overweights to Angola, Ghana, and Colombia detracted from the Fund’s performance during the reporting period.
Sovereign positioning in Argentina and Brazil also detracted as did an overweight to the Indian rupee and an underweight to the Czech koruna.
■
Derivatives, including currency forward and option contracts, futures, and interest rate swaps, were used during the reporting period for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a positive impact on the Fund’s performance. The Fund used corporate credit index derivatives to manage its overall risk profile, which also had a positive impact on its performance.
MF239EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2017 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	13.80%	3.30%	2.62% (12/12/2017)
JP Morgan Emerging Markets Bond Index Global Diversified Index	12.76%	2.71%	2.97%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 186,370,469
Number of fund holdings	783
Total advisory fees paid for the year	$ 971,969
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	2.4
AA	5.3
A	3.0
BBB	37.8
BB	23.6
B	19.8
CCC	3.8
C	1.6
D	0.3
Not Rated	0.9
Cash/Cash Equivalents	1.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Hard Currency Fund

SHARE CLASS	Z
NASDAQ	PDHVX
CUSIP	743969446
MF239EZ

PGIM Emerging Markets Debt Hard Currency Fund
Class R6:
PDHQX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Emerging Markets Debt Hard Currency Fund
(the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class R6	$69	0.65%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding US tariffs and ongoing geopolitical concerns contributed to crosscurrents, spreads for emerging-markets hard currency bonds tightened meaningfully.
■
Overall, country selection contributed to the Fund’s outperformance relative to the JP Morgan Emerging Markets Bond Index Global Diversified
Index during the reporting period, driven by overweights to Argentina, Egypt, Venezuela, Ecuador, and El Salvador. Sovereign positioning in
Ghana and Côte d’Ivoire also contributed. Among currencies, overweight positioning in the Egyptian pound and Turkish lira contributed as well.
■
In country selection, overweights to Angola, Ghana, and Colombia detracted from the Fund’s performance during the reporting period.
Sovereign positioning in Argentina and Brazil also detracted as did an overweight to the Indian rupee and an underweight to the Czech koruna.
■
Derivatives, including currency forward and option contracts, futures, and interest rate swaps, were used during the reporting period for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a positive impact on the Fund’s performance. The Fund used corporate credit index derivatives to manage its overall risk profile, which also had a positive impact on its performance.
MF239ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2017 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	13.77%	3.40%	2.70% (12/12/2017)
JP Morgan Emerging Markets Bond Index Global Diversified Index	12.76%	2.71%	2.97%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 186,370,469
Number of fund holdings	783
Total advisory fees paid for the year	$ 971,969
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	2.4
AA	5.3
A	3.0
BBB	37.8
BB	23.6
B	19.8
CCC	3.8
C	1.6
D	0.3
Not Rated	0.9
Cash/Cash Equivalents	1.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Hard Currency Fund

SHARE CLASS	R6
NASDAQ	PDHQX
CUSIP	743969453
MF239ER6

PGIM Emerging Markets Debt Local Currency Fund
Class A:
EMDAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Emerging Markets Debt Local Currency Fund
(the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class A	$121	1.13%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets local currency debt posted positive returns during the reporting period, helped by monetary policy easing, lower US Treasury yields, and US dollar weakness. While uncertainty regarding US tariffs and geopolitical concerns contributed to crosscurrents, yields for emerging-markets local currency bonds declined.
■
The Fund’s performance relative to the JP Morgan Government Bond Index-Emerging Markets Global Diversified Index (the “Index”) benefited from overweights to local currency bonds in South Africa, Mexico, Indonesia, and India. Local issue selection in Mexico, Argentina, Hungary, and Poland contributed as well, as did overweights to the Turkish lira and the Egyptian pound among currencies.
■
Overweights to Argentina, the Czech Republic, and Hungary detracted from the Fund’s performance relative to the Index during the reporting period. Local issue selection in Brazil and the Czech Republic also detracted, as did overweights to the Indian rupee and Indonesian rupiah among currencies.
■
Derivatives, including currency forward and option contracts, futures, and interest rate swaps, were used during the reporting period for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a positive impact on the Fund’s performance. The Fund used corporate credit index derivatives to manage its overall risk profile, which also had a positive impact on its performance.
MF212EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	10.22%	2.02%	2.65%
Class A without sales charges	13.92%	2.70%	2.99%
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 37,987,668
Number of fund holdings	537
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	1.2
AA	4.1
A	20.4
BBB	47.1
BB	21.9
Not Rated	(1.2)
Cash/Cash Equivalents	6.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFOR
MA
TION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Local Currency Fund

SHARE CLASS	A
NASDAQ	EMDAX
CUSIP	743969750
MF212EA

PGIM Emerging Markets Debt Local Currency Fund
Class C:
EMDCX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Emerging Markets Debt Local Currency Fund
(the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class C	$200	1.88%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets local currency debt posted positive returns during the reporting period, helped by monetary policy easing, lower US Treasury yields, and US dollar weakness. While uncertainty regarding US tariffs and geopolitical concerns contributed to crosscurrents, yields for emerging-markets local currency bonds declined.
■
The Fund’s performance relative to the JP Morgan Government Bond Index-Emerging Markets Global Diversified Index (the “Index”) benefited from overweights to local currency bonds in South Africa, Mexico, Indonesia, and India. Local issue selection in Mexico, Argentina, Hungary, and Poland contributed as well, as did overweights to the Turkish lira and the Egyptian pound among currencies.
■
Overweights to Argentina, the Czech Republic, and Hungary detracted from the Fund’s performance relative to the Index during the reporting period. Local issue selection in Brazil and the Czech Republic also detracted, as did overweights to the Indian rupee and Indonesian rupiah among currencies.
■
Derivatives, including currency forward and option contracts, futures, and interest rate swaps, were used during the reporting period for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a positive impact on the Fund’s performance. The Fund used corporate credit index derivatives to manage its overall risk profile, which also had a positive impact on its performance.
MF212EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	11.77%	1.90%	2.20%
Class C without sales charges	12.77%	1.90%	2.20%
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 37,987,668
Number of fund holdings	537
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of tota l inv estments as of 10/31/2025 (%)
AAA	1.2
AA	4.1
A	20.4
BBB	47.1
BB	21.9
Not Rated	(1.2)
Cash/Cash Equivalents	6.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Local Currency Fund

SHARE CLASS	C
NASDAQ	EMDCX
CUSIP	743969743
MF212EC

PGIM Emerging Markets Debt Local Currency Fund
Class Z:
EMDZX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Emerging Markets Debt Local Currency Fund
(the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class Z	$77	0.72%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets local currency debt posted positive returns during the reporting period, helped by monetary policy easing, lower US Treasury yields, and US dollar weakness. While uncertainty regarding US tariffs and geopolitical concerns contributed to crosscurrents, yields for emerging-markets local currency bonds declined.
■
The Fund’s performance relative to the JP Morgan Government Bond Index-Emerging Markets Global Diversified Index (the “Index”) benefited from overweights to local currency bonds in South Africa, Mexico, Indonesia, and India. Local issue selection in Mexico, Argentina, Hungary, and Poland contributed as well, as did overweights to the Turkish lira and the Egyptian pound among currencies.
■
Overweights to Argentina, the Czech Republic, and Hungary detracted from the Fund’s performance relative to the Index during the reporting period. Local issue selection in Brazil and the Czech Republic also detracted, as did overweights to the Indian rupee and Indonesian rupiah among currencies.
■
Derivatives, including currency forward and option contracts, futures, and interest rate swaps, were used during the reporting period for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a positive impact on the Fund’s performance. The Fund used corporate credit index derivatives to manage its overall risk profile, which also had a positive impact on its performance.
MF212EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	14.31%	3.10%	3.29%
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%

WHAT ARE SOME KEY FUND STATI
S
TICS AS OF 10/31/2025?

Fund’s net assets	$ 37,987,668
Number of fund holdings	537
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	1.2
AA	4.1
A	20.4
BBB	47.1
BB	21.9
Not Rated	(1.2)
Cash/Cash Equivalents	6.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Local Currency Fund

SHARE CLASS	Z
NASDAQ	EMDZX
CUSIP	743969727
MF212EZ

PGIM Emerging Markets Debt Local Currency Fund
Class R6:
EMDQX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Emerging Markets Debt Local Currency Fund
(the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class R6	$70	0.65%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets local currency debt posted positive returns during the reporting period, helped by monetary policy easing, lower US Treasury yields, and US dollar weakness. While uncertainty regarding US tariffs and geopolitical concerns contributed to crosscurrents, yields for emerging-markets local currency bonds declined.
■
The Fund’s performance relative to the JP Morgan Government Bond Index-Emerging Markets Global Diversified Index (the “Index”) benefited from overweights to local currency bonds in South Africa, Mexico, Indonesia, and India. Local issue selection in Mexico, Argentina, Hungary, and Poland contributed as well, as did overweights to the Turkish lira and the Egyptian pound among currencies.
■
Overweights to Argentina, the Czech Republic, and Hungary detracted from the Fund’s performance relative to the Index during the reporting period. Local issue selection in Brazil and the Czech Republic also detracted, as did overweights to the Indian rupee and Indonesian rupiah among currencies.
■
Derivatives, including currency forward and option contracts, futures, and interest rate swaps, were used during the reporting period for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a positive impact on the Fund’s performance. The Fund used corporate credit index derivatives to manage its overall risk profile, which also had a positive impact on its performance.
MF212ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	14.39%	3.17%	3.38%
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 37,987,668
Number of fund holdings	537
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	1.2
AA	4.1
A	20.4
BBB	47.1
BB	21.9
Not Rated	(1.2)
Cash/Cash Equivalents	6.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.co
m/in
vestments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Local Currency Fund

SHARE CLASS	R6
NASDAQ	EMDQX
CUSIP	743969735
MF212ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended October 31, 2025 and October 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $276,177 and $265,555, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(c)	Tax Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)	Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2025 and October 31, 2024 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL WORLD FUND, INC.

PGIM Jennison Emerging Markets Equity Opportunities Fund

PGIM Jennison Global Infrastructure Fund

PGIM Jennison Global Opportunities Fund

PGIM Jennison International Opportunities Fund

PGIM Quant Solutions International Equity Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2025

Table of Contents	Financial Statements and Other Information	October 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Emerging Markets Equity Opportunities	2
PGIM Jennison Global Infrastructure Fund	13
PGIM Jennison Global Opportunities Fund	25
PGIM Jennison International Opportunities Fund	38
PGIM Quant Solutions International Equity Fund	53
Notes to Financial Statements	75

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

GS—Goldman Sachs & Co. LLC

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

1

PGIM Jennison Emerging Markets Equity Opportunities Fund

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 97.8%

COMMON STOCKS

Brazil 11.9%
Banco BTG Pactual SA, UTS	2,042,671	$ 18,585,441
Embraer SA, ADR(a)	380,874	24,558,756
NU Holdings Ltd. (Class A Stock)*	928,209	14,953,447
XP, Inc. (Class A Stock)	989,160	18,022,495

		76,120,139

China 32.3%
Alibaba Group Holding Ltd.	1,132,565	24,099,566
Huatai Securities Co. Ltd. (Class A Stock)	2,992,663	9,130,973
Innovent Biologics, Inc., 144A*	1,369,978	15,367,858
JD Health International, Inc., 144A*	1,287,695	10,051,675
Kanzhun Ltd., ADR	1,152,041	25,529,229
Leader Harmonious Drive Systems Co. Ltd. (Class A Stock)	539,280	12,350,914
Lens Technology Co. Ltd. (Class A Stock)	1,710,532	7,060,528
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (Class H Stock)*(a)	115,719	6,652,199
Tencent Holdings Ltd., ADR	563,145	45,823,109
Tencent Music Entertainment Group, ADR	532,605	11,887,744
Trip.com Group Ltd., ADR	223,834	15,813,872
Victory Giant Technology Huizhou Co. Ltd. (Class A Stock)	194,247	7,978,802
WuXi XDC Cayman, Inc.*	903,656	8,729,689
Xiaomi Corp. (Class B Stock), 144A*	1,102,163	6,114,704

		206,590,862

Hong Kong 6.3%
Futu Holdings Ltd., ADR	114,263	22,742,907
Hong Kong Exchanges & Clearing Ltd.	326,691	17,805,606

		40,548,513

India 11.1%
Bharti Airtel Ltd.	427,449	9,898,089
BSE Ltd.	372,005	10,392,211
Eternal Ltd.*	5,329,186	19,019,433
Hyundai Motor India Ltd.	257,200	7,062,042
Mahindra & Mahindra Ltd.	237,740	9,335,593
MakeMyTrip Ltd.*(a)	196,298	15,703,840

		71,411,208

Kazakhstan 0.8%
NAC Kazatomprom JSC, GDR	85,483	5,005,849

Mexico 2.3%
Southern Copper Corp.(a)	106,896	14,837,165

Singapore 1.0%
Sea Ltd., ADR*	40,513	6,330,156

South Korea 17.5%
Doosan Enerbility Co. Ltd.*	123,026	7,614,206
Hanwha Aerospace Co. Ltd.	26,813	18,391,697
HD Hyundai Electric Co. Ltd.	34,725	21,097,050
HD Hyundai Heavy Industries Co. Ltd.	44,561	18,765,552
Samsung Electronics Co. Ltd.	350,208	26,362,334
SK Hynix, Inc.	51,298	19,959,719

		112,190,558

See Notes to Financial Statements.

2

PGIM Jennison Emerging Markets Equity Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Taiwan 14.6%
Alchip Technologies Ltd.	83,572	$9,415,132
ASPEED Technology, Inc.	134,065	23,775,516
Jentech Precision Industrial Co. Ltd.	99,481	6,821,043
Taiwan Semiconductor Manufacturing Co. Ltd.	910,475	44,030,285
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,642	9,506,206

		93,548,182

TOTAL LONG-TERM INVESTMENTS
(cost $462,732,616)		626,582,632

SHORT-TERM INVESTMENTS 7.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	14,940,167	14,940,167
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $31,670,848; includes $31,533,864 of cash collateral for securities on loan)(b)(wb)	31,695,809	31,676,792

TOTAL SHORT-TERM INVESTMENTS
(cost $46,611,015)		46,616,959

TOTAL INVESTMENTS 105.1%
(cost $509,343,631)		673,199,591
Liabilities in excess of other assets (5.1)%		(32,759,168)

NET ASSETS 100.0%		$640,440,423

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,541,597; cash collateral of $31,533,864 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$76,120,139	$—	$—
China	99,053,954	107,536,908	—
Hong Kong	22,742,907	17,805,606	—
India	15,703,840	55,707,368	—
Kazakhstan	—	5,005,849	—
Mexico	14,837,165	—	—
Singapore	6,330,156	—	—
South Korea	—	112,190,558	—
Taiwan	9,506,206	84,041,976	—

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 3

PGIM Jennison Emerging Markets Equity Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$46,616,959	$—	$—

Total	$290,911,326	$382,288,265	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Semiconductors & Semiconductor Equipment	17.7%
Capital Markets	15.0
Hotels, Restaurants & Leisure	7.9
Affiliated Mutual Funds (4.9% represents investments purchased with collateral from securities on loan)	7.3
Interactive Media & Services	7.2
Aerospace & Defense	6.7
Technology Hardware, Storage & Peripherals	5.0
Machinery	4.8
Broadline Retail	4.8
Electrical Equipment	4.5
Professional Services	4.0
Biotechnology	3.4
Automobiles	2.6

Banks	2.4%
Electronic Equipment, Instruments & Components	2.3
Metals & Mining	2.3
Entertainment	1.9
Consumer Staples Distribution & Retail	1.6
Wireless Telecommunication Services	1.5
Life Sciences Tools & Services	1.4
Oil, Gas & Consumable Fuels	0.8

105.1
Liabilities in excess of other assets	(5.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$30,541,597	$(30,541,597)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

4

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value, including securities on loan of $30,541,597:
Unaffiliated investments (cost $462,732,616)	$626,582,632
Affiliated investments (cost $46,611,015)	46,616,959
Foreign currency, at value (cost $144,937)	145,118
Receivable for Fund shares sold	3,158,228
Dividends receivable	80,155
Tax reclaim receivable	19,947
Prepaid expenses	5,411

Total Assets	676,608,450

Liabilities

Payable to broker for collateral for securities on loan	31,533,864
Payable for investments purchased	2,942,962
Management fee payable	513,421
Foreign capital gains tax liability accrued	440,423
Payable for Fund shares purchased	384,253
Accrued expenses and other liabilities	337,547
Distribution fee payable	9,208
Affiliated transfer agent fee payable	5,026
Directors’ fees payable	1,323

Total Liabilities	36,168,027

Net Assets	$640,440,423

Net assets were comprised of:
Common stock, at par	$312
Paid-in capital in excess of par	891,762,089
Total distributable earnings (loss)	(251,321,978)

Net assets, October 31, 2025	$640,440,423

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 5

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A

Net asset value and redemption price per share, ($30,695,132 ÷ 1,536,471 shares of common stock issued and outstanding)	$19.98
Maximum sales charge (5.50% of offering price)	1.16

Maximum offering price to public	$21.14

Class C

Net asset value, offering price and redemption price per share, ($3,333,451 ÷ 181,347 shares of common stock issued and outstanding)	$18.38

Class Z

Net asset value, offering price and redemption price per share, ($320,679,758 ÷ 15,619,063 shares of common stock issued and outstanding)	$20.53

Class R6

Net asset value, offering price and redemption price per share, ($285,732,082 ÷ 13,876,597 shares of common stock issued and outstanding)	$20.59

See Notes to Financial Statements.

6

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $613,630 foreign withholding tax)	$5,126,331
Income from securities lending, net (including affiliated income of $234,798)	893,170
Affiliated dividend income	686,690

Total income	6,706,191

Expenses
Management fee	5,884,672
Distribution fee(a)	118,357
Transfer agent’s fees and expenses (including affiliated expense of $37,463)(a)	429,283
Custodian and accounting fees	183,266
Professional fees	74,892
Registration fees(a)	70,853
Shareholders’ reports	68,285
Audit fee	31,773
Directors’ fees	17,316
Miscellaneous	39,505

Total expenses	6,918,202
Less: Fee waiver and/or expense reimbursement(a)	(496,588)
Distribution fee waiver(a)	(14,570)

Net expenses	6,407,044

Net investment income (loss)	299,147

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(7,143)) (net of foreign capital gains taxes $(1,905,438))	110,993,941
Foreign currency transactions	(412,145)

110,581,796

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5,944) (net of change in foreign capital gains taxes $2,346,449)	(22,712,688)
Foreign currencies	25,746

(22,686,942)

Net gain (loss) on investment and foreign currency transactions	87,894,854

Net Increase (Decrease) In Net Assets Resulting From Operations	$88,194,001

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	87,422	30,935	—	—
Transfer agent’s fees and expenses	44,367	10,038	345,214	29,664
Registration fees	14,713	8,664	27,137	20,339
Fee waiver and/or expense reimbursement	(49,379)	(17,676)	(272,186)	(157,347)
Distribution fee waiver	(14,570)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 7

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$299,147	$96,805
Net realized gain (loss) on investment and foreign currency transactions	110,581,796	67,703,041
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(22,686,942)	124,480,950

Net increase (decrease) in net assets resulting from operations	88,194,001	192,280,796

Dividends and Distributions
Distributions from distributable earnings
Class A	—	—
Class C	—	—
Class Z	—	—
Class R6	(99,297)	—

	(99,297)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	235,503,589	166,730,163
Net asset value of shares issued in reinvestment of dividends and distributions	99,283	—
Cost of shares purchased	(301,136,584)	(265,380,401)

Net increase (decrease) in net assets from Fund share transactions	(65,533,712)	(98,650,238)

Total increase (decrease)	22,560,992	93,630,558

Net Assets:
Beginning of year	617,879,431	524,248,873

End of year	$640,440,423	$617,879,431

See Notes to Financial Statements.

8

PGIM Jennison Emerging Markets Equity Opportunities Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2025		2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.34		$12.40		$12.39		$23.66	$17.66
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(b)	(0.04	)(b)	(0.03	)(b)	(0.12)	(0.23)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.68		4.98		0.04		(11.15)	6.23
Total from investment operations	2.64		4.94		0.01		(11.27)	6.00
Net asset value, end of year	$19.98		$17.34		$12.40		$12.39	$23.66
Total Return(c):	15.16%		39.92%		0.08%		(47.63)%	33.98%

Ratios/Supplemental Data:
Net assets, end of year (000)	$30,695		$30,012		$24,886		$28,082	$47,683
Average net assets (000)	$29,141		$28,592		$28,066		$36,017	$26,309
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.30%		1.30%		1.30%		1.30%	1.33%
Expenses before waivers and/or expense reimbursement	1.52%		1.53%		1.56%		1.54%	1.64%
Net investment income (loss)	(0.23)%		(0.25)%		(0.23)%		(0.74)%	(0.98)%
Portfolio turnover rate(e)	131%		70%		103%		134%	78%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 9

PGIM Jennison Emerging Markets Equity Opportunities Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2025		2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$16.08		$11.58		$11.66		$22.43	$16.88
Income (loss) from investment operations:
Net investment income (loss)	(0.16	)(b)	(0.14	)(b)	(0.12	)(b)	(0.23)	(0.39)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.46		4.64		0.04		(10.54)	5.94
Total from investment operations	2.30		4.50		(0.08)		(10.77)	5.55
Net asset value, end of year	$18.38		$16.08		$11.58		$11.66	$22.43
Total Return(c):	14.30%		38.86%		(0.69)%		(48.02)%	32.96%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,333		$3,321		$3,140		$3,724	$5,881
Average net assets (000)	$3,093		$3,426		$3,660		$4,938	$4,077
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.05%		2.05%		2.05%		2.05%	2.09%
Expenses before waivers and/or expense reimbursement	2.62%		2.70%		2.66%		2.69%	2.65%
Net investment income (loss)	(0.98)%		(0.98)%		(0.99)%		(1.48)%	(1.76)%
Portfolio turnover rate(e)	131%		70%		103%		134%	78%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

10

PGIM Jennison Emerging Markets Equity Opportunities Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.78	$12.68		$12.64		$24.07	$17.93
Income (loss) from investment operations:
Net investment income (loss)	- (b)	(-	)(b)(c)	-	(b)	(0.08)	(0.17)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.75	5.10		0.04		(11.35)	6.31
Total from investment operations	2.75	5.10		0.04		(11.43)	6.14
Net asset value, end of year	$20.53	$17.78		$12.68		$12.64	$24.07
Total Return(d):	15.40%	40.30%		0.32%		(47.49)%	34.24%

Ratios/Supplemental Data:
Net assets, end of year (000)	$320,680	$308,907		$249,580		$393,985	$642,316
Average net assets (000)	$299,343	$274,411		$341,699		$549,186	$293,229
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.05%	1.05%		1.05%		1.05%	1.08%
Expenses before waivers and/or expense reimbursement	1.14%	1.15%		1.20%		1.20%	1.28%
Net investment income (loss)	0.03%	(-	)%(b)	-	%(b)	(0.49)%	(0.72)%
Portfolio turnover rate(f)	131%	70%		103%		134%	78%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 11

PGIM Jennison Emerging Markets Equity Opportunities Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.82	$12.71	$12.66	$24.08	$17.93
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.01	0.01	(0.07)	(0.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.76	5.10	0.04	(11.35)	6.30
Total from investment operations	2.78	5.11	0.05	(11.42)	6.15
Less Dividends and Distributions:
Dividends from net investment income	(0.01)	-	-	-	-
Net asset value, end of year	$20.59	$17.82	$12.71	$12.66	$24.08
Total Return(b):	15.51%	40.28%	0.39%	(47.43)%	34.30%

Ratios/Supplemental Data:
Net assets, end of year (000)	$285,732	$275,639	$246,642	$260,565	$314,476
Average net assets (000)	$287,862	$271,929	$268,848	$302,211	$121,398
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.98%	0.98%	0.98%	0.98%	1.01%
Expenses before waivers and/or expense reimbursement	1.03%	1.04%	1.06%	1.05%	1.16%
Net investment income (loss)	0.11%	0.08%	0.09%	(0.40)%	(0.62)%
Portfolio turnover rate(d)	131%	70%	103%	134%	78%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

12

PGIM Jennison Global Infrastructure Fund

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 96.3%

COMMON STOCKS

Australia 3.5%
NEXTDC Ltd.*	63,223	$649,992
Transurban Group, UTS	157,460	1,489,838

		2,139,830

Belgium 4.2%
Elia Group SA/NV	21,600	2,603,413

Canada 4.4%
Canadian Pacific Kansas City Ltd.	11,039	794,386
Rockpoint Gas Storage, Inc. (Class A Stock)*	37,528	693,541
South Bow Corp.	11,263	292,145
TC Energy Corp.	19,279	967,421

		2,747,493

France 2.5%
Getlink SE	26,441	482,634
Vinci SA	7,895	1,055,690

		1,538,324

Germany 4.1%
E.ON SE	78,261	1,456,154
Fraport AG Frankfurt Airport Services Worldwide*	12,593	1,079,406

		2,535,560

India 0.9%
Power Grid Corp. of India Ltd.	167,480	543,386

Italy 4.6%
Enav SpA, 144A	97,955	511,827
Enel SpA	81,695	826,407
Italgas SpA	141,889	1,488,831

		2,827,065

Japan 1.3%
West Japan Railway Co.	40,586	834,129

Mexico 2.2%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	64,758	1,344,970

Spain 5.7%
Aena SME SA, 144A	55,501	1,507,473
Grenergy Renovables SA*	8,655	746,188
Sacyr SA	288,206	1,267,820

		3,521,481

Switzerland 1.4%
Flughafen Zurich AG	2,989	882,908

United Kingdom 4.8%
Centrica PLC	268,950	633,862

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 13

PGIM Jennison Global Infrastructure Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
National Grid PLC	112,725	$1,690,211
SSE PLC	24,989	629,543

		2,953,616

United States 56.7%
Ameren Corp.	10,828	1,104,673
American Tower Corp., REIT	7,787	1,393,717
Atmos Energy Corp.	5,347	918,187
CenterPoint Energy, Inc.(a)	35,837	1,370,407
Cheniere Energy, Inc.	5,026	1,065,512
CMS Energy Corp.	7,499	551,551
Constellation Energy Corp.	5,176	1,951,352
Crown Castle, Inc., REIT	6,794	612,955
CSX Corp.	34,251	1,233,721
Digital Realty Trust, Inc., REIT	3,212	547,357
DT Midstream, Inc.	5,225	572,085
Entergy Corp.	17,287	1,661,108
Equinix, Inc., REIT	613	518,604
Exelon Corp.	19,729	909,902
Ferrovial SE	50,833	3,119,334
Kinder Morgan, Inc.	32,602	853,846
NextEra Energy, Inc.	35,440	2,884,816
NiSource, Inc.	32,068	1,350,384
Norfolk Southern Corp.	2,155	610,684
PG&E Corp.	46,791	746,784
PPL Corp.(a)	15,684	572,780
Public Service Enterprise Group, Inc.	9,940	800,766
Sempra(a)	18,938	1,741,160
Southern Co. (The)(a)	20,209	1,900,454
Targa Resources Corp.	3,368	518,807
Union Pacific Corp.	3,650	804,351
Vistra Corp.	5,838	1,099,295
Waste Connections, Inc.	5,399	905,304
Williams Cos., Inc. (The)	25,306	1,464,458
Xcel Energy, Inc.	15,201	1,233,865

		35,018,219

TOTAL LONG-TERM INVESTMENTS (cost $47,704,028)		59,490,394

SHORT-TERM INVESTMENTS 10.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	2,284,314	2,284,314
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $4,150,156; includes $4,132,237 of cash collateral for securities on loan)(b)(wb)	4,152,929	4,150,437

TOTAL SHORT-TERM INVESTMENTS (cost $6,434,470)		6,434,751

TOTAL INVESTMENTS 106.7% (cost $54,138,498)		65,925,145
Liabilities in excess of other assets (6.7)%		(4,112,493)

NET ASSETS 100.0%		$61,812,652

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.

See Notes to Financial Statements.

14

PGIM Jennison Global Infrastructure Fund

Schedule of Investments (continued)

as of October 31, 2025

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,013,638; cash collateral of $4,132,237 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$2,139,830	$—
Belgium	—	2,603,413	—
Canada	2,747,493	—	—
France	—	1,538,324	—
Germany	—	2,535,560	—
India	—	543,386	—
Italy	—	2,827,065	—
Japan	—	834,129	—
Mexico	1,344,970	—	—
Spain	—	3,521,481	—
Switzerland	—	882,908	—
United Kingdom	—	2,953,616	—
United States	31,898,885	3,119,334	—
Short-Term Investments
Affiliated Mutual Funds	6,434,751	—	—

Total	$42,426,099	$23,499,046	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Electric Utilities	26.8%
Multi-Utilities	17.4
Transportation Infrastructure	11.7
Affiliated Mutual Funds (6.7% represents investments purchased with collateral from securities on loan)	10.4
Oil, Gas & Consumable Fuels	10.3
Construction & Engineering	8.8
Ground Transportation	6.9
Specialized REITs	4.9
Gas Utilities	3.9

Independent Power & Renewable Electricity Producers	3.0%
Commercial Services & Supplies	1.5
IT Services	1.1

106.7
Liabilities in excess of other assets	(6.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 15

PGIM Jennison Global Infrastructure Fund

Schedule of Investments (continued)

as of October 31, 2025

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$4,013,638	$(4,013,638)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

16

PGIM Jennison Global Infrastructure Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value, including securities on loan of $4,013,638:
Unaffiliated investments (cost $47,704,028)	$59,490,394
Affiliated investments (cost $6,434,470)	6,434,751
Foreign currency, at value (cost $8,211)	7,753
Dividends receivable	80,777
Tax reclaim receivable	68,357
Foreign capital gains tax benefit accrued	8,183
Receivable for Fund shares sold	6,422
Prepaid expenses and other assets	1,903

Total Assets	66,098,540

Liabilities

Payable to broker for collateral for securities on loan	4,132,237
Accrued expenses and other liabilities	92,717
Management fee payable	36,085
Payable for Fund shares purchased	18,722
Distribution fee payable	3,952
Affiliated transfer agent fee payable	1,291
Directors’ fees payable	884

Total Liabilities	4,285,888

Net Assets	$61,812,652

Net assets were comprised of:
Common stock, at par	$33
Paid-in capital in excess of par	47,220,561
Total distributable earnings (loss)	14,592,058

Net assets, October 31, 2025	$61,812,652

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 17

PGIM Jennison Global Infrastructure Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A
Net asset value and redemption price per share, ($ 10,766,950 ÷ 583,335 shares of common stock issued and outstanding)	$18.46
Maximum sales charge (5.50% of offering price)	1.07

Maximum offering price to public	$19.53

Class C

Net asset value, offering price and redemption price per share, ($ 1,968,772 ÷ 109,082 shares of common stock issued and outstanding)	$18.05

Class Z

Net asset value, offering price and redemption price per share, ($ 37,893,220 ÷ 2,049,972 shares of common stock issued and outstanding)	$18.48

Class R6

Net asset value, offering price and redemption price per share, ($ 11,183,710 ÷ 605,180 shares of common stock issued and outstanding)	$18.48

See Notes to Financial Statements.

18

PGIM Jennison Global Infrastructure Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $78,067 foreign withholding tax)	$1,333,768
Affiliated dividend income	39,100
Income from securities lending, net (including affiliated income of $6,416)	6,456

Total income	1,379,324

Expenses
Management fee	471,052
Distribution fee(a)	52,795
Transfer agent’s fees and expenses (including affiliated expense of $9,627)(a)	58,189
Custodian and accounting fees	57,661
Professional fees	46,420
Registration fees(a)	31,960
Audit fee	31,773
Shareholders’ reports	20,846
Directors’ fees	10,211
Miscellaneous	33,264

Total expenses	814,171
Less: Fee waiver and/or expense reimbursement(a)	(199,097)
Distribution fee waiver(a)	(5,636)

Net expenses	609,438

Net investment income (loss)	769,886

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $134)	3,329,331
Foreign currency transactions	(6,143)

3,323,188

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $281) (net of change in foreign capital gains taxes $10,272)	1,769,653
Foreign currencies	2,241

1,771,894

Net gain (loss) on investment and foreign currency transactions	5,095,082

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,864,968

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	33,815	18,980	—	—

Transfer agent’s fees and expenses	18,432	3,116	36,073	568

Registration fees	7,808	7,686	11,181	5,285

Fee waiver and/or expense reimbursement	(45,703)	(14,082)	(103,781)	(35,531)

Distribution fee waiver	(5,636)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 19

PGIM Jennison Global Infrastructure Fund

Statements of Changes in Net Assets

	Year Ended
	October 31,

	2025	2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$769,886	$548,600
Net realized gain (loss) on investment and foreign currency transactions	3,323,188	3,197,189
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,771,894	5,953,382

Net increase (decrease) in net assets resulting from operations	5,864,968	9,699,171

Dividends and Distributions
Distributions from distributable earnings
Class A	(592,440)	(116,505)
Class C	(93,075)	(10,822)
Class Z	(1,246,015)	(246,236)
Class R6	(666,006)	(160,554)

	(2,597,536)	(534,117)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	25,668,536	16,463,677
Net asset value of shares issued in reinvestment of dividends and distributions	2,585,224	528,760
Cost of shares purchased	(16,372,587)	(15,181,857)

Net increase (decrease) in net assets from Fund share transactions	11,881,173	1,810,580

Total increase (decrease)	15,148,605	10,975,634

Net Assets:
Beginning of year	46,664,047	35,688,413

End of year	$61,812,652	$46,664,047

See Notes to Financial Statements.

20

PGIM Jennison Global Infrastructure Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.07	$13.50		$14.41		$17.15	$13.80
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.19		0.23		0.14	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.04	3.56		(0.62)		(1.64)	3.36
Total from investment operations	2.30	3.75		(0.39)		(1.50)	3.45
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.18)		(0.26)		(0.14)	(0.10)
Distributions from net realized gains	(0.67)	-	(b)	(0.26)		(1.10)	-
Total dividends and distributions	(0.91)	(0.18)		(0.52)		(1.24)	(0.10)
Net asset value, end of year	$18.46	$17.07		$13.50		$14.41	$17.15
Total Return(c):	14.23%	27.88%		(2.90)%		(9.23)%	25.04%

Ratios/Supplemental Data:
Net assets, end of year (000)	$10,767	$10,755		$9,080		$8,806	$8,153
Average net assets (000)	$11,272	$10,196		$9,748		$8,278	$7,154
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.50%	1.51	%(e)	1.52	%(e)	1.50%	1.50%
Expenses before waivers and/or expense reimbursement	1.96%	2.08%		1.95%		1.90%	1.99%
Net investment income (loss)	1.48%	1.23%		1.56%		0.92%	0.55%
Portfolio turnover rate(f)	78%	80%		84%		89%	72%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.02%, respectively, which are being excluded from the Fund’s contractual waiver, if applicable, for the the years ended October 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 21

PGIM Jennison Global Infrastructure Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$16.72	$13.24		$14.16		$16.90	$13.63
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.07		0.12		0.04	(0.03	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.00	3.50		(0.60)		(1.63)	3.31
Total from investment operations	2.12	3.57		(0.48)		(1.59)	3.28
Less Dividends and Distributions:
Dividends from net investment income	(0.12)	(0.09)		(0.18)		(0.05)	(0.01)
Distributions from net realized gains	(0.67)	-	(c)	(0.26)		(1.10)	-
Total dividends and distributions	(0.79)	(0.09)		(0.44)		(1.15)	(0.01)
Net asset value, end of year	$18.05	$16.72		$13.24		$14.16	$16.90
Total Return(d):	13.33%	26.97%		(3.59)%		(9.91)%	24.10%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,969	$2,020		$2,332		$3,737	$4,336
Average net assets (000)	$1,898	$2,074		$2,977		$4,348	$3,720
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.25%	2.26	%(f)	2.26	%(f)	2.25%	2.25%
Expenses before waivers and/or expense reimbursement	2.99%	3.05%		2.73%		2.60%	2.79%
Net investment income (loss)	0.71%	0.49%		0.85%		0.27%	(0.21)%
Portfolio turnover rate(g)	78%	80%		84%		89%	72%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver, if applicable, for the the years ended October 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

PGIM Jennison Global Infrastructure Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.09	$13.52	$14.42		$17.16	$13.80
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.24	0.29		0.20	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.06	3.56	(0.63)		(1.65)	3.37
Total from investment operations	2.36	3.80	(0.34)		(1.45)	3.51
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.23)	(0.30)		(0.19)	(0.15)
Distributions from net realized gains	(0.67)	- (b)	(0.26)		(1.10)	-
Total dividends and distributions	(0.97)	(0.23)	(0.56)		(1.29)	(0.15)
Net asset value, end of year	$18.48	$17.09	$13.52		$14.42	$17.16
Total Return(c):	14.58%	28.25%	(2.57)%		(8.93)%	25.42%

Ratios/Supplemental Data:
Net assets, end of year (000)	$37,893	$20,973	$14,385		$26,049	$25,429
Average net assets (000)	$22,183	$16,865	$27,102		$27,109	$24,462
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.17%	1.17%	1.18	%(e)	1.17%	1.17%
Expenses before waivers and/or expense reimbursement	1.64%	1.73%	1.53%		1.47%	1.55%
Net investment income (loss)	1.70%	1.55%	1.98%		1.29%	0.92%
Portfolio turnover rate(f)	78%	80%	84%		89%	72%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 23

PGIM Jennison Global Infrastructure Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.09	$13.51	$14.41		$17.15	$13.80
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.23	0.29		0.21	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.05	3.58	(0.63)		(1.66)	3.38
Total from investment operations	2.36	3.81	(0.34)		(1.45)	3.50
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.23)	(0.30)		(0.19)	(0.15)
Distributions from net realized gains	(0.67)	- (b)	(0.26)		(1.10)	-
Total dividends and distributions	(0.97)	(0.23)	(0.56)		(1.29)	(0.15)
Net asset value, end of year	$18.48	$17.09	$13.51		$14.41	$17.15
Total Return(c):	14.58%	28.34%	(2.58)%		(8.93)%	25.44%

Ratios/Supplemental Data:
Net assets, end of year (000)	$11,184	$12,916	$9,892		$25,919	$17,263
Average net assets (000)	$11,753	$10,164	$15,166		$23,177	$11,389
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.17%	1.17%	1.18	%(e)	1.17%	1.17%
Expenses before waivers and/or expense reimbursement	1.47%	1.56%	1.39%		1.32%	1.40%
Net investment income (loss)	1.81%	1.49%	1.97%		1.34%	0.74%
Portfolio turnover rate(f)	78%	80%	84%		89%	72%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

PGIM Jennison Global Opportunities Fund

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 97.7%

COMMON STOCKS

Belgium 1.6%

UCB SA	402,378	$103,468,283

Brazil 3.7%
MercadoLibre, Inc.*	60,193	140,084,761
NU Holdings Ltd. (Class A Stock)*	5,908,716	95,189,415

		235,274,176

Canada 4.8%
Shopify, Inc. (Class A Stock)*	1,747,368	303,797,401

China 1.1%

BYD Co. Ltd. (Class H Stock)	2,624,327	33,906,283
Xiaomi Corp. (Class B Stock), 144A*	5,993,112	33,249,263

		67,155,546

France 4.3%

Hermes International SCA	74,150	183,481,287
L’Oreal SA	210,338	87,776,447

		271,257,734

India 0.9%

Eternal Ltd.*	16,140,849	57,605,383

Italy 1.8%
Ferrari NV	94,034	37,656,920
Moncler SpA	1,273,520	76,397,663

		114,054,583

Japan 2.8%
Nintendo Co. Ltd.	2,033,539	173,440,330

Singapore 1.4%
Sea Ltd., ADR*	567,433	88,661,406

Spain 1.7%

Industria de Diseno Textil SA(a)	1,945,985	107,458,079

Switzerland 4.8%
Cie Financiere Richemont SA (Class A Stock)	338,001	66,858,528
Galderma Group AG	1,285,694	238,768,955

		305,627,483

Taiwan 4.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	991,758	297,953,856

United States 64.1%

Advanced Micro Devices, Inc.*	758,164	194,180,964
Alphabet, Inc. (Class A Stock)	1,693,988	476,332,486
Amazon.com, Inc.*	934,669	228,264,863
Apple, Inc.	1,029,884	278,449,737

AppLovin Corp. (Class A Stock)*	131,648	83,903,220
Cadence Design Systems, Inc.*	275,895	93,442,878
Costco Wholesale Corp.	110,243	100,480,982

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 25

PGIM Jennison Global Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	374,414	$203,310,546
Intuitive Surgical, Inc.*	156,381	83,551,241
Meta Platforms, Inc. (Class A Stock)	238,225	154,453,179
Microsoft Corp.	902,465	467,305,402
Netflix, Inc.*	197,083	220,508,285
NVIDIA Corp.	2,682,844	543,249,082
Oracle Corp.	952,659	250,177,780
O’Reilly Automotive, Inc.*	1,003,487	94,769,312
Robinhood Markets, Inc. (Class A Stock)*(a)	1,018,595	149,509,374
ServiceNow, Inc.*	79,800	73,358,544
Snowflake, Inc.*(a)	771,363	212,032,261
Spotify Technology SA*	177,829	116,534,900
Toast, Inc. (Class A Stock)*	666,031	24,070,360

		4,047,885,396

TOTAL LONG-TERM INVESTMENTS
(cost $4,189,467,610)		6,173,639,656

SHORT-TERM INVESTMENTS 4.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	144,058,891	144,058,891
PGIM Institutional Money Market Fund (7-day effective yield 4.349%)
(cost $162,357,387; includes $162,040,782 of cash collateral for securities on loan)(b)(wb)	162,455,133	162,357,659

TOTAL SHORT-TERM INVESTMENTS
(cost $306,416,278)		306,416,550

TOTAL INVESTMENTS 102.6%
(cost $4,495,883,888)		6,480,056,206
Liabilities in excess of other assets (2.6)%		(162,702,826)

NET ASSETS 100.0%		$6,317,353,380

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $156,786,831; cash collateral of $162,040,782 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Belgium	$—	$103,468,283	$—
Brazil	235,274,176	—	—

See Notes to Financial Statements.

26

PGIM Jennison Global Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Canada	$303,797,401	$—	$—
China	—	67,155,546	—
France	—	271,257,734	—
India	—	57,605,383	—
Italy	—	114,054,583	—
Japan	—	173,440,330	—
Singapore	88,661,406	—	—
Spain	—	107,458,079	—
Switzerland	—	305,627,483	—
Taiwan	297,953,856	—	—
United States	4,047,885,396	—	—
Short-Term Investments
Affiliated Mutual Funds	306,416,550	—	—

Total	$5,279,988,785	$1,200,067,421	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Software	18.6%
Semiconductors & Semiconductor Equipment	16.4
Interactive Media & Services	9.9
IT Services	8.2
Entertainment	8.1
Broadline Retail	7.2
Pharmaceuticals	5.4
Textiles, Apparel & Luxury Goods	5.1
Technology Hardware, Storage & Peripherals	4.9
Affiliated Mutual Funds (2.6% represents investments purchased with collateral from securities on loan)	4.9
Specialty Retail	3.2
Capital Markets	2.4

Consumer Staples Distribution & Retail	1.6%
Banks	1.5
Personal Care Products	1.4
Health Care Equipment & Supplies	1.3
Automobiles	1.2
Hotels, Restaurants & Leisure	0.9
Financial Services	0.4

102.6
Liabilities in excess of other assets	(2.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$156,786,831	$(156,786,831)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 27

PGIM Jennison Global Opportunities Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value, including securities on loan of $156,786,831:
Unaffiliated investments (cost $4,189,467,610)	$6,173,639,656
Affiliated investments (cost $306,416,278)	306,416,550
Foreign currency, at value (cost $6,241)	6,202
Tax reclaim receivable	5,692,514
Receivable for Fund shares sold	2,554,505
Dividends receivable	2,177,920
Foreign capital gains tax benefit accrued	44,395
Prepaid expenses and other assets	50,217

Total Assets	6,490,581,959

Liabilities

Payable to broker for collateral for securities on loan	162,040,782
Payable for Fund shares purchased	5,327,834
Management fee payable	4,249,289
Accrued expenses and other liabilities	1,223,495
Distribution fee payable	359,830
Affiliated transfer agent fee payable	21,462
Directors’ fees payable	5,887

Total Liabilities	173,228,579

Net Assets	$6,317,353,380

Net assets were comprised of:
Common stock, at par	$1,252
Paid-in capital in excess of par	3,209,600,687
Total distributable earnings (loss)	3,107,751,441

Net assets, October 31, 2025	$6,317,353,380

See Notes to Financial Statements.

28

PGIM Jennison Global Opportunities Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A

Net asset value and redemption price per share, ($692,382,199 ÷ 14,063,191 shares of common stock issued and outstanding)	$49.23
Maximum sales charge (5.50% of offering price)	2.87

Maximum offering price to public	$52.10

Class C

Net asset value, offering price and redemption price per share, ($249,520,243 ÷ 5,747,026 shares of common stock issued and outstanding)	$43.42

Class Z

Net asset value, offering price and redemption price per share, ($3,021,650,899 ÷ 59,522,288 shares of common stock issued and outstanding)	$50.77

Class R2

Net asset value, offering price and redemption price per share, ($17,874,403 ÷ 361,320 shares of common stock issued and outstanding)	$49.47

Class R4

Net asset value, offering price and redemption price per share, ($520,221 ÷ 10,313 shares of common stock issued and outstanding)	$50.44

Class R6

Net asset value, offering price and redemption price per share, ($2,335,405,415 ÷ 45,474,706 shares of common stock issued and outstanding)	$51.36

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 29

PGIM Jennison Global Opportunities Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $2,150,550 foreign withholding tax)	$30,728,813
Affiliated dividend income	5,947,148
Affiliated income from securities lending, net	188,913

Total income	36,864,874

Expenses
Management fee	51,670,328
Distribution fee(a)	4,612,632
Shareholder servicing fees(a)	17,751
Transfer agent’s fees and expenses (including affiliated expense of $164,893)(a)	4,353,205
Custodian and accounting fees	512,547
Shareholders’ reports	384,630
Registration fees(a)	148,017
Professional fees	88,691
Directors’ fees	86,340
Audit fee	32,033
Miscellaneous	108,558

Total expenses	62,014,732
Less: Fee waiver and/or expense reimbursement(a)	(531,183)
Distribution fee waiver(a)	(325,075)

Net expenses	61,158,474

Net investment income (loss)	(24,293,600)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,999)) (net of foreign capital gains taxes $(32,266))	1,169,738,574
Foreign currency transactions	(1,493,387)

1,168,245,187

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(230)) (net of change in foreign capital gains taxes $44,395)	(451,071,558)
Foreign currencies	273,688

(450,797,870)

Net gain (loss) on investment and foreign currency transactions	717,447,317

Net Increase (Decrease) In Net Assets Resulting From Operations	$693,153,717

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,950,453	2,619,279	—	42,900	—	—
Shareholder servicing fees	—	—	—	17,160	591	—
Transfer agent’s fees and expenses	576,839	257,181	3,375,489	27,030	1,075	115,591
Registration fees	23,482	17,016	59,991	5,042	5,042	37,444
Fee waiver and/or expense reimbursement	(523,497)	—	—	(2,584)	(5,102)	—
Distribution fee waiver	(325,075)	—	—	—	—	—

See Notes to Financial Statements.

30

PGIM Jennison Global Opportunities Fund

Statements of Changes in Net Assets

	Year Ended
	October 31,

	2025	2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(24,293,600)	$(18,912,537)
Net realized gain (loss) on investment and foreign currency transactions	1,168,245,187	919,433,445
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(450,797,870)	1,106,862,457

Net increase (decrease) in net assets resulting from operations	693,153,717	2,007,383,365

Dividends and Distributions
Distributions from distributable earnings
Class A	(34,099,553)	—
Class C	(16,790,096)	—
Class Z	(161,388,437)	—
Class R2	(902,989)	—
Class R4	(30,299)	—
Class R6	(131,214,991)	—

	(344,426,365)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,114,828,354	1,306,357,953
Net asset value of shares issued in reinvestment of dividends and distributions	340,260,316	—
Cost of shares purchased	(2,252,124,087)	(1,640,810,176)

Net increase (decrease) in net assets from Fund share transactions	(797,035,417)	(334,452,223)

Total increase (decrease)	(448,308,065)	1,672,931,142

Net Assets:

Beginning of year	6,765,661,445	5,092,730,303

End of year	$6,317,353,380	$6,765,661,445

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 31

PGIM Jennison Global Opportunities Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$46.35	$33.16	$27.60	$52.15		$38.50
Income (loss) from investment operations:
Net investment income (loss)	(0.23)	(0.19)	(0.11)	(0.19)		(0.37)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.53	13.38	5.67	(19.72)		14.76
Total from investment operations	5.30	13.19	5.56	(19.91)		14.39
Less Dividends and Distributions:
Tax return of capital distributions	-	-	-	(-	)(b)	-
Distributions from net realized gains	(2.42)	-	-	(4.64)		(0.74)
Total dividends and distributions	(2.42)	-	-	(4.64)		(0.74)
Net asset value, end of year	$49.23	$46.35	$33.16	$27.60		$52.15
Total Return(c):	11.77%	39.82%	20.11%	(41.69)%		37.75%

Ratios/Supplemental Data:
Net assets, end of year (000)	$692,382	$659,076	$464,837	$428,097		$797,091
Average net assets (000)	$650,151	$610,917	$462,385	$568,379		$684,569
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.08%	1.08%	1.08%	1.08%		1.08%
Expenses before waivers and/or expense reimbursement	1.21%	1.20%	1.22%	1.22%		1.21%
Net investment income (loss)	(0.51)%	(0.43)%	(0.34)%	(0.53)%		(0.80)%
Portfolio turnover rate(e)	122%	66%	75%	84%		62%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

PGIM Jennison Global Opportunities Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$41.48	$29.92	$25.12	$48.27		$35.98
Income (loss) from investment operations:
Net investment income (loss)	(0.54)	(0.49)	(0.34)	(0.45)		(0.70)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.90	12.05	5.14	(18.06)		13.73
Total from investment operations	4.36	11.56	4.80	(18.51)		13.03
Less Dividends and Distributions:
Tax return of capital distributions	-	-	-	(-	)(b)	-
Distributions from net realized gains	(2.42)	-	-	(4.64)		(0.74)
Total dividends and distributions	(2.42)	-	-	(4.64)		(0.74)
Net asset value, end of year	$43.42	$41.48	$29.92	$25.12		$48.27
Total Return(c):	10.81%	38.64%	19.11%	(42.19)%		36.63%

Ratios/Supplemental Data:
Net assets, end of year (000)	$249,520	$291,287	$245,621	$238,329		$496,435
Average net assets (000)	$261,928	$290,799	$250,937	$333,018		$449,870
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.92%	1.91%	1.94%	1.93%		1.91%
Expenses before waivers and/or expense reimbursement	1.92%	1.91%	1.94%	1.93%		1.91%
Net investment income (loss)	(1.35)%	(1.27)%	(1.19)%	(1.38)%		(1.62)%
Portfolio turnover rate(e)	122%	66%	75%	84%		62%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 33

PGIM Jennison Global Opportunities Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$47.65	$34.03	$28.29	$53.25		$39.24
Income (loss) from investment operations:
Net investment income (loss)	(0.17)	(0.12)	(0.06)	(0.14)		(0.30)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.71	13.74	5.80	(20.18)		15.05
Total from investment operations	5.54	13.62	5.74	(20.32)		14.75
Less Dividends and Distributions:
Tax return of capital distributions	-	-	-	(-	)(b)	-
Distributions from net realized gains	(2.42)	-	-	(4.64)		(0.74)
Total dividends and distributions	(2.42)	-	-	(4.64)		(0.74)
Net asset value, end of year	$50.77	$47.65	$34.03	$28.29		$53.25
Total Return(c):	11.93%	40.02%	20.29%	(41.59)%		37.96%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,021,651	$3,168,070	$2,250,783	$2,073,103		$4,792,805
Average net assets (000)	$3,060,813	$2,964,607	$2,168,204	$3,132,931		$4,303,934
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.93%	0.92%	0.93%	0.93%		0.92%
Expenses before waivers and/or expense reimbursement	0.93%	0.92%	0.93%	0.93%		0.92%
Net investment income (loss)	(0.36)%	(0.27)%	(0.19)%	(0.39)%		(0.64)%
Portfolio turnover rate(e)	122%	66%	75%	84%		62%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

PGIM Jennison Global Opportunities Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended October 31,

	2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$46.68	$33.48	$27.94	$52.86		$39.10
Income (loss) from investment operations:
Net investment income (loss)	(0.35)	(0.30)	(0.19)	(0.28)		(0.48)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.56	13.50	5.73	(20.00)		14.98
Total from investment operations	5.21	13.20	5.54	(20.28)		14.50
Less Dividends and Distributions:
Tax return of capital distributions	-	-	-	(-	)(b)	-
Distributions from net realized gains	(2.42)	-	-	(4.64)		(0.74)
Total dividends and distributions	(2.42)	-	-	(4.64)		(0.74)
Net asset value, end of year	$49.47	$46.68	$33.48	$27.94		$52.86
Total Return(c):	11.48%	39.47%	19.79%	(41.85)%		37.45%

Ratios/Supplemental Data:
Net assets, end of year (000)	$17,874	$17,717	$13,341	$11,838		$21,615
Average net assets (000)	$17,160	$16,640	$13,109	$15,315		$12,667
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.34%	1.34%	1.34%	1.34%		1.34%
Expenses before waivers and/or expense reimbursement	1.36%	1.36%	1.37%	1.38%		1.39%
Net investment income (loss)	(0.77)%	(0.69)%	(0.60)%	(0.79)%		(1.00)%
Portfolio turnover rate(e)	122%	66%	75%	84%		62%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 35

PGIM Jennison Global Opportunities Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended October 31,

	2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$47.44	$33.94	$28.26	$53.27		$39.31
Income (loss) from investment operations:
Net investment income (loss)	(0.23)	(0.19)	(0.12)	(0.18)		(0.37)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.65	13.69	5.80	(20.19)		15.07
Total from investment operations	5.42	13.50	5.68	(20.37)		14.70
Less Dividends and Distributions:
Tax return of capital distributions	-	-	-	(-	)(b)	-
Distributions from net realized gains	(2.42)	-	-	(4.64)		(0.74)
Total dividends and distributions	(2.42)	-	-	(4.64)		(0.74)
Net asset value, end of year	$50.44	$47.44	$33.94	$28.26		$53.27
Total Return(c):	11.75%	39.82%	20.06%	(41.68)%		37.76%

Ratios/Supplemental Data:
Net assets, end of year (000)	$520	$622	$402	$310		$332
Average net assets (000)	$591	$551	$375	$318		$696
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.09%	1.08%	1.09%	1.09%		1.06%
Expenses before waivers and/or expense reimbursement	1.95%	2.34%	2.48%	3.42%		2.18%
Net investment income (loss)	(0.51)%	(0.44)%	(0.36)%	(0.51)%		(0.78)%
Portfolio turnover rate(e)	122%	66%	75%	84%		62%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

PGIM Jennison Global Opportunities Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$48.13	$34.34	$28.52	$53.60		$39.46
Income (loss) from investment operations:
Net investment income (loss)	(0.12)	(0.08)	(0.03)	(0.10)		(0.26)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.77	13.87	5.85	(20.34)		15.14
Total from investment operations	5.65	13.79	5.82	(20.44)		14.88
Less Dividends and Distributions:
Tax return of capital distributions	-	-	-	(-	)(b)	-
Distributions from net realized gains	(2.42)	-	-	(4.64)		(0.74)
Total dividends and distributions	(2.42)	-	-	(4.64)		(0.74)
Net asset value, end of year	$51.36	$48.13	$34.34	$28.52		$53.60
Total Return(c):	12.05%	40.16%	20.41%	(41.54)%		38.08%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,335,405	$2,628,890	$2,117,746	$1,776,074		$3,301,585
Average net assets (000)	$2,473,501	$2,518,916	$2,002,806	$2,401,595		$2,690,566
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.82%	0.82%	0.83%	0.83%		0.83%
Expenses before waivers and/or expense reimbursement	0.82%	0.82%	0.83%	0.83%		0.83%
Net investment income (loss)	(0.25)%	(0.18)%	(0.10)%	(0.28)%		(0.54)%
Portfolio turnover rate(e)	122%	66%	75%	84%		62%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 37

PGIM Jennison International Opportunities Fund

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 97.1%

COMMON STOCKS 95.2%

Belgium 2.2%

UCB SA	471,239	$121,175,339

Brazil 7.6%
Embraer SA, ADR	3,057,582	197,152,888
MercadoLibre, Inc.*	54,015	125,706,949

NU Holdings Ltd. (Class A Stock)*	5,988,484	96,474,477

		419,334,314

Canada 6.3%
Constellation Software, Inc.	20,767	54,652,353

Shopify, Inc. (Class A Stock)*	1,696,423	294,940,103

		349,592,456

China 4.5%
BYD Co. Ltd. (Class H Stock)	3,992,356	51,581,206
Tencent Holdings Ltd.	1,575,554	127,978,726

Xiaomi Corp. (Class B Stock), 144A*	12,326,993	68,389,083

		247,949,015

France 14.6%
Airbus SE	593,400	146,315,328

EssilorLuxottica SA	306,000	112,062,953
Hermes International SCA	66,496	164,541,762
L’Oreal SA	256,947	107,226,915
Safran SA	773,203	274,733,339

		804,880,297

Germany 9.4%
Rheinmetall AG	127,693	251,016,886
SAP SE	496,171	129,040,444

Siemens Energy AG*	1,107,052	137,922,443

		517,979,773

India 2.9%
Eternal Ltd.*	32,123,287	114,645,411

MakeMyTrip Ltd.*(a)	556,992	44,559,360

		159,204,771

Italy 4.7%
Brunello Cucinelli SpA(a)	1,340,873	135,895,305

Ferrari NV	136,934	54,836,683
Moncler SpA	1,159,232	69,541,598

		260,273,586

Japan 5.7%

Nintendo Co. Ltd.	2,231,889	190,357,581
SoftBank Group Corp.	718,476	126,070,033

		316,427,614

Netherlands 8.1%

Adyen NV, 144A*	54,477	93,345,492

See Notes to Financial Statements.

38

PGIM Jennison International Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Netherlands (cont’d.)
Argenx SE*	195,313	$159,857,332
ASML Holding NV	183,817	194,351,501

		447,554,325

New Zealand 1.4%
Xero Ltd.*	809,881	76,619,006

Singapore 1.4%
Sea Ltd., ADR*	511,113	79,861,406

Spain 2.2%
Industria de Diseno Textil SA(a)	2,217,195	122,434,405

Switzerland 5.3%
Cie Financiere Richemont SA (Class A Stock)	370,604	73,307,588
Galderma Group AG	906,416	168,332,434
On Holding AG (Class A Stock)*	1,353,261	50,273,646

		291,913,668

Taiwan 8.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,580,538	474,841,031

United Kingdom 3.2%
Compass Group PLC	5,400,044	178,740,596

United States 7.1%
CyberArk Software Ltd.*	247,060	128,663,907
Schneider Electric SE	158,773	45,239,181
Spotify Technology SA*	337,800	221,367,096

		395,270,184

TOTAL COMMON STOCKS
(cost $3,606,374,586)		5,264,051,786

PREFERRED STOCK 1.9%

Germany
Sartorius AG (PRFC)(a)
(cost $104,604,038)	371,383	102,177,869

TOTAL LONG-TERM INVESTMENTS
(cost $3,710,978,624)		5,366,229,655

SHORT-TERM INVESTMENTS 7.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	202,032,158	202,032,158
PGIM Institutional Money Market Fund (7-day effective yield 4.349%)
(cost $203,384,961; includes $202,759,801 of cash collateral for securities on loan)(b)(wb)	203,510,301	203,388,195

TOTAL SHORT-TERM INVESTMENTS
(cost $405,417,119)		405,420,353

TOTAL INVESTMENTS 104.4%
(cost $4,116,395,743)		5,771,650,008
Liabilities in excess of other assets (4.4)%		(243,682,030)

NET ASSETS 100.0%		$5,527,967,978

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 39

PGIM Jennison International Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2025

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $191,967,296; cash collateral of $202,759,801 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Belgium	$—	$121,175,339	$—
Brazil	419,334,314	—	—
Canada	349,592,456	—	—
China	—	247,949,015	—
France	—	804,880,297	—
Germany	—	517,979,773	—
India	44,559,360	114,645,411	—
Italy	—	260,273,586	—
Japan	—	316,427,614	—
Netherlands	—	447,554,325	—
New Zealand	—	76,619,006	—
Singapore	79,861,406	—	—
Spain	—	122,434,405	—
Switzerland	50,273,646	241,640,022	—
Taiwan	474,841,031	—	—
United Kingdom	—	178,740,596	—
United States	350,031,003	45,239,181	—
Preferred Stock
Germany	—	102,177,869	—
Short-Term Investments
Affiliated Mutual Funds	405,420,353	—	—

Total	$2,173,913,569	$3,597,736,439	$—

See Notes to Financial Statements.

40

PGIM Jennison International Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2025

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Aerospace & Defense	15.9%
Semiconductors & Semiconductor Equipment	12.1
Textiles, Apparel & Luxury Goods	8.9
Entertainment	7.4
Affiliated Mutual Funds (3.7% represents investments purchased with collateral from securities on loan)	7.3
Software	7.0
Hotels, Restaurants & Leisure	6.1
IT Services	5.3
Pharmaceuticals	5.3
Broadline Retail	3.7
Electrical Equipment	3.3
Biotechnology	2.9
Interactive Media & Services	2.3
Wireless Telecommunication Services	2.3

Specialty Retail	2.2%
Health Care Equipment & Supplies	2.0
Personal Care Products	1.9
Automobiles	1.9
Life Sciences Tools & Services	1.9
Banks	1.7
Financial Services	1.7
Technology Hardware, Storage & Peripherals	1.3

104.4
Liabilities in excess of other assets	(4.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$191,967,296	$(191,967,296)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 41

PGIM Jennison International Opportunities Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value, including securities on loan of $191,967,296:
Unaffiliated investments (cost $3,710,978,624)	$5,366,229,655
Affiliated investments (cost $405,417,119)	405,420,353
Foreign currency, at value (cost $21,289)	21,216
Receivable for investments sold	25,814,892
Tax reclaim receivable	6,502,993
Receivable for Fund shares sold	3,651,851
Dividends receivable	2,625,848
Prepaid expenses	41,473

Total Assets	5,810,308,281

Liabilities

Payable to broker for collateral for securities on loan	202,759,801
Payable for investments purchased	69,820,495
Payable for Fund shares purchased	3,950,803
Management fee payable	3,609,414
Accrued expenses and other liabilities	1,568,727
Foreign capital gains tax liability accrued	453,362
Distribution fee payable	151,178
Affiliated transfer agent fee payable	21,254
Directors’ fees payable	5,269

Total Liabilities	282,340,303

Net Assets	$5,527,967,978

Net assets were comprised of:
Common stock, at par	$1,543
Paid-in capital in excess of par	4,522,916,068
Total distributable earnings (loss)	1,005,050,367

Net assets, October 31, 2025	$5,527,967,978

See Notes to Financial Statements.

42

PGIM Jennison International Opportunities Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A

Net asset value and redemption price per share,
($148,198,213 ÷ 4,223,612 shares of common stock issued and outstanding)	$35.09
Maximum sales charge (5.50% of offering price)	2.04

Maximum offering price to public	$37.13

Class C

Net asset value, offering price and redemption price per share, ($23,516,687 ÷ 744,524 shares of common stock issued and outstanding)	$31.59

Class R

Net asset value, offering price and redemption price per share, ($222,761,084 ÷ 6,501,924 shares of common stock issued and outstanding)	$34.26

Class Z

Net asset value, offering price and redemption price per share, ($3,340,826,378 ÷ 93,060,888 shares of common stock issued and outstanding)	$35.90

Class R2

Net asset value, offering price and redemption price per share, ($14,701,785 ÷ 420,975 shares of common stock issued and outstanding)	$34.92

Class R4

Net asset value, offering price and redemption price per share, ($10,087,809 ÷ 283,837 shares of common stock issued and outstanding)	$35.54

Class R6

Net asset value, offering price and redemption price per share, ($1,767,876,022 ÷ 49,092,949 shares of common stock issued and outstanding)	$36.01

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 43

PGIM Jennison International Opportunities Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $3,502,419 foreign withholding tax)	$38,160,040
Affiliated dividend income	6,828,456
Income from securities lending, net (including affiliated income of $318,064)	347,274

Total income	45,335,770

Expenses
Management fee	42,524,032
Distribution fee(a)	2,354,658
Shareholder servicing fees(a)	25,197
Transfer agent’s fees and expenses (including affiliated expense of $155,297)(a)	4,550,401
Custodian and accounting fees	633,794
Shareholders’ reports	352,136
Registration fees(a)	136,279
Professional fees	83,085
Directors’ fees	71,054
Audit fee	32,033
Miscellaneous	103,364

Total expenses	50,866,033
Less: Fee waiver and/or expense reimbursement(a)	(1,847,139)
Distribution fee waiver(a)	(628,317)

Net expenses	48,390,577

Net investment income (loss)	(3,054,807)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,062)) (net of foreign capital gains taxes $(158,367))	668,001,323
Foreign currency transactions	(2,478,755)

665,522,568

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,234) (net of change in foreign capital gains taxes $3,292,780)	35,000,468
Foreign currencies	221,450

35,221,918

Net gain (loss) on investment and foreign currency transactions	700,744,486

Net Increase (Decrease) In Net Assets Resulting From Operations	$697,689,679

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Distribution fee	406,924	230,091	1,681,491	—	36,152	—	—
Shareholder servicing fees	—	—	—	—	14,461	10,736	—
Transfer agent’s fees and expenses	147,233	28,733	266,733	3,853,601	22,974	18,501	212,626
Registration fees	15,467	9,885	5,109	66,470	4,660	4,659	30,029
Fee waiver and/or expense reimbursement	(146,029)	(20,863)	—	(1,640,125)	(4,164)	(5,733)	(30,225)
Distribution fee waiver	(67,820)	—	(560,497)	—	—	—	—

See Notes to Financial Statements.

44

PGIM Jennison International Opportunities Fund

Statements of Changes in Net Assets

	Year Ended
	October 31,

	2025	2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,054,807)	$5,368,256
Net realized gain (loss) on investment and foreign currency transactions	665,522,568	102,452,938
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	35,221,918	1,064,922,608

Net increase (decrease) in net assets resulting from operations	697,689,679	1,172,743,802

Dividends and Distributions
Distributions from distributable earnings
Class A	—	—
Class C	—	—
Class R	—	—
Class Z	(2,186,161)	(2,398,454)
Class R2	—	—
Class R4	—	—
Class R6	(2,225,020)	(2,218,376)

	(4,411,181)	(4,616,830)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,383,651,226	1,300,683,230
Net asset value of shares issued in reinvestment of dividends and distributions	4,352,913	4,571,915
Cost of shares purchased	(1,734,178,110)	(1,416,924,392)

Net increase (decrease) in net assets from Fund share transactions	(346,173,971)	(111,669,247)

Total increase (decrease)	347,104,527	1,056,457,725

Net Assets:

Beginning of year	5,180,863,451	4,124,405,726

End of year	$5,527,967,978	$5,180,863,451

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund  45

PGIM Jennison International Opportunities Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2025	2024		2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$30.85	$23.99		$22.03	$38.51		$28.14
Income (loss) from investment operations:
Net investment income (loss)	(0.08)	(0.02	)(b)	0.01	(0.09)		(0.25)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.32	6.88		1.95	(16.36)		10.62
Total from investment operations	4.24	6.86		1.96	(16.45)		10.37
Less Dividends and Distributions:
Tax return of capital distributions	-	-		-	(-	)(c)	-
Distributions from net realized gains	-	-		-	(0.03)		-
Total dividends and distributions	-	-		-	(0.03)		-
Net asset value, end of year	$35.09	$30.85		$23.99	$22.03		$38.51
Total Return(d):	13.74%	28.60%		8.90%	(42.74)%		36.90%

Ratios/Supplemental Data:
Net assets, end of year (000)	$148,198	$130,020		$102,499	$105,135		$208,515
Average net assets (000)	$135,641	$126,688		$114,648	$150,632		$142,641
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.09%	1.09%		1.09%	1.09%		1.09%
Expenses before waivers and/or expense reimbursement	1.25%	1.24%		1.26%	1.27%		1.27%
Net investment income (loss)	(0.24)%	(0.07)%		0.03%	(0.34)%		(0.71)%
Portfolio turnover rate(f)	81%	44%		59%	76%		41%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

PGIM Jennison International Opportunities Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2025	2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$28.00	$21.95		$20.32		$35.82		$26.38
Income (loss) from investment operations:
Net investment income (loss)	(0.31)	(0.24	)(b)	(0.18	)(b)	(0.30)		(0.50)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.90	6.29		1.81		(15.17)		9.94
Total from investment operations	3.59	6.05		1.63		(15.47)		9.44
Less Dividends and Distributions:
Tax return of capital distributions	-	-		-		(-	)(c)	-
Distributions from net realized gains	-	-		-		(0.03)		-
Total dividends and distributions	-	-		-		(0.03)		-
Net asset value, end of year	$31.59	$28.00		$21.95		$20.32		$35.82
Total Return(d):	12.79%	27.56%		8.02%		(43.22)%		35.84%

Ratios/Supplemental Data:
Net assets, end of year (000)	$23,517	$24,232		$22,579		$22,981		$40,128
Average net assets (000)	$23,009	$25,084		$24,838		$30,780		$28,884
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.90%	1.90%		1.90%		1.90%		1.90%
Expenses before waivers and/or expense reimbursement	1.99%	1.99%		1.99%		2.01%		1.97%
Net investment income (loss)	(1.06)%	(0.88)%		(0.79)%		(1.14)%		(1.52)%
Portfolio turnover rate(f)	81%	44%		59%		76%		41%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 47

PGIM Jennison International Opportunities Fund

Financial Highlights (continued)

Class R Shares
	Year Ended October 31,

	2025	2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$30.23	$23.60		$21.75		$38.17		$27.98
Income (loss) from investment operations:
Net investment income (loss)	(0.19)	(0.13	)(b)	(0.09	)(b)	(0.19)		(0.37)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.22	6.76		1.94		(16.20)		10.56
Total from investment operations	4.03	6.63		1.85		(16.39)		10.19
Less Dividends and Distributions:
Tax return of capital distributions	-	-		-		(-	)(c)	-
Distributions from net realized gains	-	-		-		(0.03)		-
Total dividends and distributions	-	-		-		(0.03)		-
Net asset value, end of year	$34.26	$30.23		$23.60		$21.75		$38.17
Total Return(d):	13.33%	28.09%		8.51%		(42.97)%		36.42%

Ratios/Supplemental Data:
Net assets, end of year (000)	$222,761	$226,297		$218,828		$230,246		$358,284
Average net assets (000)	$224,199	$239,312		$237,233		$269,777		$340,986
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.45%	1.45%		1.46%		1.47%		1.47%
Expenses before waivers and/or expense reimbursement	1.70%	1.70%		1.71%		1.72%		1.72%
Net investment income (loss)	(0.59)%	(0.44)%		(0.35)%		(0.70)%		(1.08)%
Portfolio turnover rate(f)	81%	44%		59%		76%		41%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

48

PGIM Jennison International Opportunities Fund

Financial Highlights (continued)

Class Z Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$31.53	$24.50	$22.45	$39.17		$28.56
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.04	0.06	(0.04)		(0.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.40	7.02	1.99	(16.65)		10.79
Total from investment operations	4.39	7.06	2.05	(16.69)		10.61
Less Dividends and Distributions:
Dividends from net investment income	(0.02)	(0.03)	-	-		-
Tax return of capital distributions	-	-	-	(-	)(b)	-
Distributions from net realized gains	-	-	-	(0.03)		-
Total dividends and distributions	(0.02)	(0.03)	-	(0.03)		-
Net asset value, end of year	$35.90	$31.53	$24.50	$22.45		$39.17
Total Return(c):	13.94%	28.81%	9.13%	(42.63)%		37.15%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,340,826	$2,950,665	$2,332,761	$1,948,250		$3,481,110
Average net assets (000)	$3,154,174	$2,852,407	$2,382,104	$2,744,398		$2,452,905
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.90%	0.90%	0.90%	0.90%		0.90%
Expenses before waivers and/or expense reimbursement	0.95%	0.95%	0.95%	0.96%		0.94%
Net investment income (loss)	(0.04)%	0.12%	0.21%	(0.14)%		(0.51)%
Portfolio turnover rate(e)	81%	44%	59%	76%		41%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 49

PGIM Jennison International Opportunities Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended October 31,

	2025	2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$30.78	$24.00		$22.09		$38.72		$28.35
Income (loss) from investment operations:
Net investment income (loss)	(0.15)	(0.09	)(b)	(0.06	)(b)	(0.15)		(0.33)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.29	6.87		1.97		(16.45)		10.70
Total from investment operations	4.14	6.78		1.91		(16.60)		10.37
Less Dividends and Distributions:
Tax return of capital distributions	-	-		-		(-	)(c)	-
Distributions from net realized gains	-	-		-		(0.03)		-
Total dividends and distributions	-	-		-		(0.03)		-
Net asset value, end of year	$34.92	$30.78		$24.00		$22.09		$38.72
Total Return(d):	13.45%	28.25%		8.65%		(42.90)%		36.58%

Ratios/Supplemental Data:
Net assets, end of year (000)	$14,702	$14,154		$11,710		$10,579		$13,101
Average net assets (000)	$14,461	$14,748		$11,833		$11,553		$8,789
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.34%	1.34%		1.34%		1.34%		1.33%
Expenses before waivers and/or expense reimbursement	1.37%	1.37%		1.38%		1.41%		1.41%
Net investment income (loss)	(0.48)%	(0.32)%		(0.23)%		(0.55)%		(0.92)%
Portfolio turnover rate(f)	81%	44%		59%		76%		41%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

PGIM Jennison International Opportunities Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended October 31,

	2025	2024		2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$31.25	$24.30		$22.31	$39.01		$28.49
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.03	)(b)	- (c)	(0.09)		(0.25)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.36	6.98		1.99	(16.58)		10.77
Total from investment operations	4.29	6.95		1.99	(16.67)		10.52
Less Dividends and Distributions:
Tax return of capital distributions	-	-		-	(-	)(c)	-
Distributions from net realized gains	-	-		-	(0.03)		-
Total dividends and distributions	-	-		-	(0.03)		-
Net asset value, end of year	$35.54	$31.25		$24.30	$22.31		$39.01
Total Return(d):	13.73%	28.60%		8.92%	(42.76)%		36.97%

Ratios/Supplemental Data:
Net assets, end of year (000)	$10,088	$12,294		$9,811	$8,646		$16,892
Average net assets (000)	$10,736	$11,711		$9,832	$11,164		$11,907
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.09%	1.08%		1.09%	1.09%		1.08%
Expenses before waivers and/or expense reimbursement	1.14%	1.18%		1.15%	1.16%		1.14%
Net investment income (loss)	(0.21)%	(0.11)%		0.02%	(0.33)%		(0.69)%
Portfolio turnover rate(f)	81%	44%		59%	76%		41%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 51

PGIM Jennison International Opportunities Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$31.62	$24.57	$22.50	$39.24		$28.59
Income (loss) from investment operations:
Net investment income (loss)	0.01 (b)	0.06	0.07	(0.02)		(0.16)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.42	7.03	2.00	(16.69)		10.81
Total from investment operations	4.43	7.09	2.07	(16.71)		10.65
Less Dividends and Distributions:
Dividends from net investment income	(0.04)	(0.04)	-	-		-
Tax return of capital distributions	-	-	-	(-	)(c)	-
Distributions from net realized gains	-	-	-	(0.03)		-
Total dividends and distributions	(0.04)	(0.04)	-	(0.03)		-
Net asset value, end of year	$36.01	$31.62	$24.57	$22.50		$39.24
Total Return(d):	14.04%	28.87%	9.20%	(42.61)%		37.25%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,767,876	$1,823,202	$1,426,218	$1,330,422		$2,136,686
Average net assets (000)	$1,729,322	$1,742,632	$1,495,043	$1,686,565		$1,445,464
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.84%	0.84%	0.84%	0.84%		0.84%
Expenses before waivers and/or expense reimbursement	0.84%	0.84%	0.84%	0.84%		0.84%
Net investment income (loss)	0.02%	0.19%	0.27%	(0.07)%		(0.46)%
Portfolio turnover rate(f)	81%	44%	59%	76%		41%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

PGIM Quant Solutions International Equity Fund

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 97.6%

COMMON STOCKS 95.0%

Australia 3.1%
Brambles Ltd.	92,435	$1,502,029
Charter Hall Group, REIT	11,872	174,361
Codan Ltd.	15,894	376,386
Eagers Automotive Ltd.	14,600	324,899
Fortescue Ltd.	46,264	643,404
G8 Education Ltd.	324,323	170,698
Harvey Norman Holdings Ltd.	167,905	793,535
Helia Group Ltd.	252,436	890,336
Monadelphous Group Ltd.	5,872	89,250
Pantoro Gold Ltd.*	28,812	96,224
Perseus Mining Ltd.	35,973	114,177
Qantas Airways Ltd.	107,390	715,448
QBE Insurance Group Ltd.	74,022	960,404
Rio Tinto Ltd.	2,588	224,707
Rio Tinto PLC	5,200	374,868
SEEK Ltd.	20,415	361,286
Sonic Healthcare Ltd.	7,350	101,728
Stockland, REIT	15,408	63,703
West African Resources Ltd.*	297,147	245,617
Woodside Energy Group Ltd.	34,654	561,584

		8,784,644

Austria 0.2%
Erste Group Bank AG	5,131	531,515

Belgium 0.6%
Anheuser-Busch InBev SA/NV	7,380	450,012
KBC Group NV	6,784	816,180
Proximus SADP	41,375	355,402
UCB SA	630	161,999

		1,783,593

Brazil 1.0%
Banco do Brasil SA	377,200	1,539,663
Centrais Eletricas Brasileiras SA	9,200	95,113
CPFL Energia SA	31,500	242,869
Petroleo Brasileiro SA	27,900	162,890
Petroreconcavo SA	52,000	120,239
Vale SA	31,500	380,638
Wheaton Precious Metals Corp.	700	67,602
Yara International ASA	3,400	123,869

		2,732,883

Canada 7.6%
Agnico Eagle Mines Ltd.	13,300	2,139,114
Aritzia, Inc.*	2,500	174,628
Barrick Mining Corp.	66,100	2,169,794
Canada Packers, Inc.*	6,200	73,955
Canadian Imperial Bank of Commerce	24,100	1,996,835
Celestica, Inc.*	6,400	2,203,392
CGI, Inc.	16,100	1,401,138
Cogeco Communications, Inc.	18,100	824,118
DPM Metals, Inc.	16,800	359,345
Extendicare, Inc.	15,600	178,629
Fairfax Financial Holdings Ltd.	800	1,298,829
George Weston Ltd.	7,900	480,348

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 53

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Canada (cont’d.)
Great-West Lifeco, Inc.	9,900	$419,703
Groupe Dynamite, Inc.*	9,700	471,047
iA Financial Corp., Inc.	2,800	330,518
Kinross Gold Corp.	87,600	2,037,369
Loblaw Cos. Ltd.	14,400	572,283
Lundin Gold, Inc.	3,000	203,950
Maple Leaf Foods, Inc.	31,000	595,886
Nutrien Ltd.	11,900	648,134
OR Royalties, Inc.	4,000	128,338
Paramount Resources Ltd. (Class A Stock)	4,200	68,875
Power Corp. of Canada	2,400	112,424
Royal Bank of Canada	2,400	351,594
Shopify, Inc. (Class A Stock)*	6,400	1,112,762
Sprott, Inc.	1,100	90,318
Suncor Energy, Inc.	13,700	545,538
Superior Plus Corp.	60,800	345,930
Toronto-Dominion Bank (The)	700	57,475
Transcontinental, Inc. (Class A Stock)	28,600	401,507

		21,793,776

China 10.5%
Agricultural Bank of China Ltd. (Class H Stock)	102,000	77,813
Alibaba Group Holding Ltd.	73,600	1,566,116
Bank of Shanghai Co. Ltd. (Class A Stock)	271,800	362,090
BOC Hong Kong Holdings Ltd.	115,000	565,078
China BlueChemical Ltd. (Class H Stock)	1,428,000	441,275
China Construction Bank Corp. (Class H Stock)	230,000	227,710
China Gold International Resources Corp. Ltd.	48,700	819,764
China Hongqiao Group Ltd.	483,000	1,833,852
China Jushi Co. Ltd. (Class A Stock)	76,800	176,681
China Life Insurance Co. Ltd. (Class H Stock)	256,000	807,294
China Northern Rare Earth Group High-Tech Co. Ltd. (Class A Stock)	49,200	350,852
China Resources Land Ltd.	14,000	50,581
CITIC Ltd.	924,000	1,428,163
Contemporary Amperex Technology Co. Ltd. (Class H Stock)	2,200	157,436
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	236,000	409,279
CSC Financial Co. Ltd. (Class A Stock)	56,700	208,523
Eoptolink Technology, Inc. Ltd. (Class A Stock)	7,900	379,029
Geely Automobile Holdings Ltd.	382,000	906,222
Genertec Universal Medical Group Co. Ltd., 144A	546,000	434,925
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	63,700	355,680
Hansoh Pharmaceutical Group Co. Ltd., 144A	74,000	339,712
Harbin Electric Co. Ltd. (Class H Stock)	92,000	151,274
Industrial & Commercial Bank of China Ltd. (Class H Stock)	748,000	579,550
Industrial Bank Co. Ltd. (Class A Stock)	57,600	163,653
JD Health International, Inc., 144A*	102,900	803,232
JF SmartInvest Holdings Ltd.	55,000	391,776
Jiangsu Hengrui Pharmaceuticals Co. Ltd. (Class A Stock)	43,100	387,722
NetEase, Inc.	66,500	1,866,039
New China Life Insurance Co. Ltd. (Class H Stock)	144,800	915,080
Ping An Bank Co. Ltd. (Class A Stock)	74,790	118,841
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	145,500	1,051,140
Pop Mart International Group Ltd., 144A	24,600	699,750
Prosus NV*	30,692	2,121,383
Qfin Holdings, Inc., ADR	19,800	478,170
Sany Heavy Equipment International Holdings Co. Ltd.	96,000	90,628
Sany Heavy Industry Co. Ltd. (Class A Stock)	137,700	427,893
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	4,800	51,860
Sino Biopharmaceutical Ltd.	755,000	687,754

See Notes to Financial Statements.

54

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)
SITC International Holdings Co. Ltd.	85,000	$313,622
Tencent Holdings Ltd.	53,500	4,345,685
Tencent Music Entertainment Group, ADR	20,400	455,328
WuXi AppTec Co. Ltd. (Class H Stock), 144A	15,600	217,981
Wuxi Biologics Cayman, Inc., 144A*	80,000	373,128
XD, Inc.	15,000	130,097
Yunnan Aluminium Co. Ltd. (Class A Stock)	79,000	254,813
Yunnan Yuntianhua Co. Ltd. (Class A Stock)	98,600	398,089
Zhongji Innolight Co. Ltd. (Class A Stock)	1,540	101,551
Zijin Mining Group Co. Ltd. (Class H Stock)	94,000	388,879

		29,862,993

Denmark 0.2%
Scandinavian Tobacco Group A/S, 144A	45,014	596,799

Finland 1.4%
Konecranes OYJ	4,392	433,524
Nokia OYJ	39,763	271,235
Nordea Bank Abp	114,952	1,966,463
Orion OYJ (Class B Stock)	4,473	312,363
Wartsila OYJ Abp	30,089	984,425

		3,968,010

Franc 6.7%
Airbus SE	7,674	1,892,187
AXA SA	42,513	1,844,571
BNP Paribas SA	26,297	2,036,913
Capgemini SE	8,082	1,243,379
Carrefour SA	31,570	475,474
Credit Agricole SA	57,523	1,038,369
Danone SA	4,636	409,436
Eiffage SA	3,603	443,349
Engie SA	71,954	1,684,656
IPSOS SA	2,500	95,829
Klepierre SA, REIT	2,668	101,962
Legrand SA	11,130	1,922,014
LVMH Moet Hennessy Louis Vuitton SE	490	346,343
Publicis Groupe SA	2,790	279,639
Rubis SCA	17,456	633,862
Safran SA	3,570	1,268,487
SCOR SE	4,175	126,385
Societe Generale SA	22,474	1,425,316
Technip Energies NV	2,783	113,085
Teleperformance SE	1,850	132,106
Thales SA	187	53,324
TotalEnergies SE	4,269	266,535
Vinci SA	10,302	1,377,545

		19,210,766

Georgia 0.0%
Lion Finance Group PLC	562	59,164

Germany 5.1%
Allianz SE	884	355,228
Deutsche Bank AG	60,290	2,158,394
Deutsche Telekom AG	55,625	1,722,995
flatexDEGIRO AG	3,525	133,710

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 55

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Germany (cont’d.)
Freenet AG	6,065	$188,608
Fresenius Medical Care AG	11,493	617,028
Fresenius SE & Co. KGaA	11,466	659,788
Friedrich Vorwerk Group SE	7,012	754,964
Henkel AG & Co. KGaA	770	57,499
Mercedes-Benz Group AG	29,524	1,915,652
MTU Aero Engines AG	1,605	701,426
Rheinmetall AG	97	190,681
SAP SE	3,525	916,756
Scout24 SE, 144A	478	55,279
Siemens AG	6,970	1,975,279
Siemens Energy AG*	6,222	775,170
Talanx AG	10,590	1,289,558

		14,468,015

Hong Kong 0.4%
WH Group Ltd., 144A	1,223,000	1,176,425

India 5.4%
Anand Rathi Wealth Ltd.	24,023	835,496
Bharat Electronics Ltd.	147,156	705,645
Bharat Petroleum Corp. Ltd.	66,000	264,772
Bharti Airtel Ltd.	10,869	251,685
Cartrade Tech Ltd.*	9,400	319,448
Coal India Ltd.	43,857	191,853
eClerx Services Ltd.	2,756	146,646
Eicher Motors Ltd.	19,013	1,499,412
Fortis Healthcare Ltd.	23,820	274,344
GE Vernova T&D India Ltd.	4,000	136,864
Gillette India Ltd.	1,092	110,857
HCL Technologies Ltd.	30,600	530,945
HDFC Asset Management Co. Ltd., 144A	20,916	1,266,933
Infosys Ltd.	30,397	506,478
JK Cement Ltd.	6,778	474,201
Lupin Ltd.	12,804	283,451
Mahindra & Mahindra Ltd.	1,474	57,881
Maruti Suzuki India Ltd.	2,190	398,833
Muthoot Finance Ltd.	14,444	517,531
National Aluminium Co. Ltd.	111,425	293,387
Oil & Natural Gas Corp. Ltd.	449,960	1,294,872
Redington Ltd.	40,650	116,065
Strides Pharma Science Ltd.	17,139	180,371
Sun Pharmaceutical Industries Ltd.	25,325	482,767
Tata Consultancy Services Ltd.	15,616	537,451
Tata Motors Ltd.*^	127,260	373,804
Tata Motors Passenger Vehicles Ltd.	127,260	587,373
Vishal Mega Mart Ltd.*	699,327	1,138,326
Wipro Ltd.	448,835	1,215,529
Zydus Lifesciences Ltd.	26,850	294,965

		15,288,185

Indonesia 0.1%
Astra International Tbk PT	892,800	330,125
Triputra Agro Persada PT	639,600	72,306

		402,431

Ireland 0.5%
AerCap Holdings NV	8,100	1,054,944

See Notes to Financial Statements.

56

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Ireland (cont’d.)
AIB Group PLC	44,575	$410,818
Greencore Group PLC	22,480	70,434

		1,536,196

Israel 1.2%
Bank Hapoalim BM	51,335	1,041,211
Bank Leumi Le-Israel BM	61,257	1,243,271
Elbit Systems Ltd.	1,379	653,203
Plus500 Ltd.	4,875	202,846
Tel Aviv Stock Exchange Ltd.	9,760	227,204

		3,367,735

Italy 2.9%
A2A SpA	77,253	225,086
Enel SpA	205,308	2,076,846
Intesa Sanpaolo SpA	301,693	1,944,516
Iren SpA	19,844	58,555
Italgas SpA	43,353	454,900
OVS SpA, 144A	27,393	138,249
Poste Italiane SpA, 144A	36,890	889,414
Ryanair Holdings PLC	23,502	711,537
Technogym SpA, 144A	9,464	171,422
UniCredit SpA	23,086	1,709,442

		8,379,967

Japan 11.6%
Advantest Corp.	4,500	673,856
Anycolor, Inc.	21,300	830,881
BIPROGY, Inc.	6,700	270,622
Bridgestone Corp.	23,900	1,043,358
Coca-Cola Bottlers Japan Holdings, Inc.	7,800	124,823
Daiwa House Industry Co. Ltd.	1,700	57,678
ENEOS Holdings, Inc.	147,600	931,167
Fast Retailing Co. Ltd.	2,000	734,240
Fujikura Ltd.	9,200	1,252,802
Gunma Bank Ltd. (The)	13,500	140,327
Gunze Ltd.	10,400	256,180
Hiday Hidaka Corp.	7,400	157,961
Honda Motor Co. Ltd.	22,400	226,402
Ibiden Co. Ltd.	8,300	781,234
Iida Group Holdings Co. Ltd.	54,900	840,704
Inpex Corp.	84,600	1,561,051
JAC Recruitment Co. Ltd.	17,500	115,256
Japan Lifeline Co. Ltd.	24,000	227,809
Japan Tobacco, Inc.	40,700	1,417,699
Kaga Electronics Co. Ltd.	6,000	138,938
Kawasaki Kisen Kaisha Ltd.	9,000	128,948
Komatsu Ltd.	13,600	454,933
Marubeni Corp.	4,000	98,304
Medipal Holdings Corp.	36,000	585,735
Mitsubishi Corp.	28,600	686,762
Mitsui Kinzoku Co. Ltd.	8,700	886,160
MIXI, Inc.	4,000	80,719
MTG Co. Ltd.	13,100	315,696
NEC Corp.	51,600	1,874,115
NGK Insulators Ltd.	10,400	175,464
Nippon Densetsu Kogyo Co. Ltd.	3,600	67,161
Nippon Electric Glass Co. Ltd.	4,700	158,234

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 57

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
Nippon Yusen KK	8,500	$293,533
NTN Corp.	367,200	819,794
Oki Electric Industry Co. Ltd.	24,800	296,295
Onward Holdings Co. Ltd.	26,400	110,794
Otsuka Holdings Co. Ltd.	21,800	1,186,443
Panasonic Holdings Corp.	109,900	1,276,954
PHC Holdings Corp.	10,400	67,981
Renesas Electronics Corp.	4,400	54,338
Rohm Co. Ltd.	20,800	333,085
Roland Corp.	10,400	220,319
SBI Holdings, Inc.	31,500	1,407,642
Shikoku Electric Power Co., Inc.	43,200	385,706
Simplex Holdings, Inc.	14,600	407,102
SoftBank Group Corp.	7,600	1,333,562
Sumitomo Chemical Co. Ltd.	109,100	320,899
Sumitomo Corp.	56,100	1,632,002
Sumitomo Electric Industries Ltd.	22,400	816,646
Suzuki Motor Corp.	7,300	108,981
Takeda Pharmaceutical Co. Ltd.	59,500	1,605,757
Takeuchi Manufacturing Co. Ltd.	3,500	144,297
Tokyo Electric Power Co. Holdings, Inc.*	70,700	353,320
Tokyu Construction Co. Ltd.	17,500	119,023
Toyo Tire Corp.	29,400	803,504
Toyota Motor Corp.	8,265	168,500
Toyota Tsusho Corp.	39,800	1,216,537
Tsugami Corp.	3,600	63,807
Valor Holdings Co. Ltd.	5,200	95,189
Zojirushi Corp.	10,800	116,414

		33,053,643

Macau 0.4%
Galaxy Entertainment Group Ltd.	257,000	1,280,459

Mexico 0.2%
Cemex SAB de CV, UTS	203,100	205,959
Fresnillo PLC	9,021	263,802

		469,761

Netherlands 3.4%
ABN AMRO Bank NV, 144A, CVA	46,698	1,395,275
Argenx SE*	2,061	1,686,861
ASML Holding NV	3,201	3,384,448
ING Groep NV	47,795	1,193,426
Koninklijke Ahold Delhaize NV	40,560	1,660,145
Koninklijke BAM Groep NV	26,475	245,765
NN Group NV	2,212	151,378

		9,717,298

New Zealand 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	4,225	89,570

Nigeria 0.1%
Airtel Africa PLC, 144A	88,300	321,119

See Notes to Financial Statements.

58

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Norway 0.3%
Equinor ASA	30,831	$738,443
Wallenius Wilhelmsen ASA	17,850	139,603

		878,046

Philippines 0.0%
International Container Terminal Services, Inc.	6,490	58,536

Poland 0.7%
Bank Polska Kasa Opieki SA	11,353	581,294
Powszechna Kasa Oszczednosci Bank Polski SA	52,000	1,066,170
Powszechny Zaklad Ubezpieczen SA	15,532	248,343

		1,895,807

Portugal 0.2%
NOS SGPS SA	128,951	558,763

Qatar 0.3%
Ooredoo QPSC	228,249	849,430

Russia 0.0%
Inter RAO UES PJSC*^	13,660,000	17
LUKOIL PJSC*^	14,283	—
Polyus PJSC*^	14,500	—
Rosneft Oil Co. PJSC*^	155,425	—
Sberbank of Russia PJSC*^	366,709	1

		18

Saudi Arabia 0.6%
Etihad Etisalat Co.	15,469	279,084
Rasan Information Technology Co.*	3,296	96,811
Riyad Bank	72,075	523,360
Saudi Aramco Base Oil Co.	4,750	122,063
Saudi Telecom Co.	55,191	664,865

		1,686,183

Singapore 0.5%
Sea Ltd., ADR*	2,500	390,625
Singapore Technologies Engineering Ltd.	148,000	964,229

		1,354,854

South Africa 0.1%
Gold Fields Ltd.	3,473	133,905
Telkom SA SOC Ltd.	19,380	54,209

		188,114

South Korea 4.6%
APR Corp.*	3,520	628,962
Hana Financial Group, Inc.	18,602	1,114,419
HD Hyundai Heavy Industries Co. Ltd.	1,089	458,600
Hyundai Mobis Co. Ltd.	4,035	892,290
Kangwon Land, Inc.	4,459	52,791
KB Financial Group, Inc.	12,466	1,017,644
Kia Corp.	16,298	1,367,054
Korea Gas Corp.	3,900	114,022
Meritz Financial Group, Inc.	1,482	114,846

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 59

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)
Samsung Electronics Co. Ltd.	29,265	$2,202,958
Samsung Securities Co. Ltd.	10,374	561,459
Shinhan Financial Group Co. Ltd.	26,590	1,365,730
SK Hynix, Inc.	7,954	3,094,850
Woori Financial Group, Inc.	10,124	180,224

		13,165,849

Spain 1.7%
Banco Bilbao Vizcaya Argentaria SA	116,688	2,350,807
Banco Santander SA	94,501	962,983
CaixaBank SA	122,010	1,289,615
Merlin Properties Socimi SA, REIT	8,825	137,478

		4,740,883

Sweden 1.7%
AcadeMedia AB, 144A	14,744	162,819
Ambea AB, 144A	8,448	113,905
Atlas Copco AB (Class B Stock)	11,346	169,727
Betsson AB (Class B Stock)	18,903	294,596
Clas Ohlson AB (Class B Stock)	8,154	297,366
Epiroc AB (Class B Stock)	2,938	54,831
Investor AB (Class B Stock)	10,956	360,747
Medcap AB*	1,274	81,585
Saab AB (Class B Stock)	11,362	625,211
Sandvik AB	16,290	492,601
Svenska Handelsbanken AB (Class A Stock)	48,636	634,667
Swedbank AB (Class A Stock)	46,891	1,423,649
Telefonaktiebolaget LM Ericsson (Class B Stock)	20,412	207,097

		4,918,801

Switzerland 2.0%
ABB Ltd.	32,912	2,446,926
Accelleron Industries AG	4,564	374,115
Galderma Group AG	9,241	1,716,166
Sandoz Group AG	4,048	269,908
Schindler Holding AG	170	57,467
UBS Group AG	21,691	830,013

		5,694,595

Taiwan 6.5%
Accton Technology Corp.	19,000	660,758
Asustek Computer, Inc.	5,000	112,958
Chenbro Micom Co. Ltd.	8,000	239,054
Delta Electronics, Inc.	75,000	2,412,290
Eva Airways Corp.	232,000	272,337
Evergreen Marine Corp. Taiwan Ltd.	166,000	1,041,338
Hon Hai Precision Industry Co. Ltd.	99,000	823,421
Pou Chen Corp.	150,000	142,724
Sigurd Microelectronics Corp.*	96,000	324,793
TaiDoc Technology Corp.*	37,000	147,808
Taiwan Semiconductor Manufacturing Co. Ltd.	246,000	11,896,483
Wiwynn Corp.	1,000	141,020
Yang Ming Marine Transport Corp.	203,000	378,729

		18,593,713

See Notes to Financial Statements.

60

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Thailand 0.3%
Advanced Info Service PCL	88,100	$822,955

Turkey 0.6%
Aselsan Elektronik Sanayi Ve Ticaret A/S	64,421	311,446
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	252,210	120,887
Pegasus Hava Tasimaciligi A/S*	86,800	432,783
Turk Hava Yollari AO	112,081	776,122

		1,641,238

United Arab Emirates 0.9%
Emaar Properties PJSC	402,747	1,558,487
Emirates NBD Bank PJSC	113,036	864,785

		2,423,272

United Kingdom 8.1%
3i Group PLC	15,485	896,127
AstraZeneca PLC	4,226	697,073
B&M European Value Retail SA	44,100	104,129
Barclays PLC	257,798	1,382,731
British American Tobacco PLC	2,366	121,176
CK Hutchison Holdings Ltd.	105,500	699,621
Drax Group PLC	58,375	553,260
Future PLC	24,450	197,150
Halma PLC	31,902	1,486,584
HSBC Holdings PLC	211,070	2,954,864
IG Group Holdings PLC	8,375	122,590
Imperial Brands PLC	40,511	1,609,678
International Consolidated Airlines Group SA	269,798	1,481,174
Kingfisher PLC	35,675	144,683
Lloyds Banking Group PLC	975,021	1,143,201
NatWest Group PLC	262,803	2,023,193
Ninety One PLC	50,125	152,371
Paragon Banking Group PLC	14,150	154,102
Rolls-Royce Holdings PLC	194,017	2,985,691
Smith & Nephew PLC	79,045	1,459,647
Standard Chartered PLC	65,773	1,350,139
Tesco PLC	222,399	1,342,105
WPP PLC	22,425	84,737

		23,146,026

United States 3.3%
BRP, Inc.	2,600	163,094
Carnival PLC*	9,835	255,512
CSL Ltd.	8,256	962,124
Nestle SA	7,156	683,745
Novartis AG	28,144	3,483,148
Roche Holding AG	9,880	3,200,334
Shell PLC	14,561	545,884

		9,293,841

TOTAL COMMON STOCKS
(cost $213,252,789)		270,785,871

PREFERRED STOCKS 0.7%

Brazil 0.6%
Petroleo Brasileiro SA (PRFC)	289,300	1,596,005

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 61

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Description			Shares	Value

PREFERRED STOCKS (Continued)

South Korea 0.1%
Samsung Electronics Co. Ltd. (PRFC)			6,505	$383,892

TOTAL PREFERRED STOCKS
(cost $1,543,484)				1,979,897

UNAFFILIATED EXCHANGE-TRADED FUNDS 1.9%

United States
iShares MSCI EAFE ETF(a)			43,700	4,129,213
iShares MSCI Emerging Markets ETF(a)			26,300	1,454,390

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS
(cost $4,843,546)				5,583,603

TOTAL LONG-TERM INVESTMENTS
(cost $219,639,819)				278,349,371

SHORT-TERM INVESTMENTS 3.9%

AFFILIATED MUTUAL FUNDS 3.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)			5,355,272	5,355,272
PGIM Institutional Money Market Fund (7-day effective yield 4.349%)
(cost $5,433,440; includes $5,428,200 of cash collateral for securities on loan)(b)(wb)			5,436,702	5,433,440

TOTAL AFFILIATED MUTUAL FUNDS
(cost $10,788,712)				10,788,712

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $298,693)	3.957%	12/11/25	300	298,772

TOTAL SHORT-TERM INVESTMENTS (cost $11,087,405)				11,087,484

TOTAL INVESTMENTS 101.5% (cost $230,727,224)				289,436,855
Liabilities in excess of other assets(z) (1.5)%				(4,287,402)

NET ASSETS 100.0%				$285,149,453

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $373,822 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,298,305; cash collateral of $5,428,200 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

62

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Futures contracts outstanding at October 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
34	Mini MSCI EAFE Index	Dec. 2025	$4,772,070	$13,522
34	Mini MSCI Emerging Markets Index	Dec. 2025	2,392,920	70,395

				$83,917

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$298,772

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$8,784,644	$—
Austria	—	531,515	—
Belgium	—	1,783,593	—
Brazil	2,609,014	123,869	—
Canada	21,793,776	—	—
China	1,295,588	28,567,405	—
Denmark	—	596,799	—
Finland	—	3,968,010	—
France	—	19,210,766	—
Georgia	—	59,164	—
Germany	—	14,468,015	—
Hong Kong	—	1,176,425	—
India	136,864	14,777,517	373,804
Indonesia	72,306	330,125	—
Ireland	1,125,378	410,818	—
Israel	—	3,367,735	—
Italy	—	8,379,967	—
Japan	—	33,053,643	—
Macau	—	1,280,459	—
Mexico	205,959	263,802	—
Netherlands	1,660,145	8,057,153	—
New Zealand	—	89,570	—
Nigeria	—	321,119	—
Norway	—	878,046	—
Philippines	—	58,536	—
Poland	—	1,895,807	—
Portugal	—	558,763	—
Qatar	849,430	—	—
Russia	—	—	18

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 63

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Saudi Arabia	$—	$1,686,183	$—
Singapore	390,625	964,229	—
South Africa	—	188,114	—
South Korea	—	13,165,849	—
Spain	—	4,740,883	—
Sweden	—	4,918,801	—
Switzerland	—	5,694,595	—
Taiwan	—	18,593,713	—
Thailand	—	822,955	—
Turkey	—	1,641,238	—
United Arab Emirates	864,785	1,558,487	—
United Kingdom	154,102	22,991,924	—
United States	163,094	9,130,747	—
Preferred Stocks
Brazil	1,596,005	—	—
South Korea	—	383,892	—
Unaffiliated Exchange-Traded Funds
United States	5,583,603	—	—
Short-Term Investments
Affiliated Mutual Funds	10,788,712	—	—
U.S. Treasury Obligation	—	298,772	—

Total	$49,289,386	$239,773,647	$373,822

Other Financial Instruments*
Assets
Futures Contracts	$83,917	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Banks	15.9%
Semiconductors & Semiconductor Equipment	6.9
Pharmaceuticals	5.4
Metals & Mining	5.1
Affiliated Mutual Funds (1.9% represents investments purchased withcollateral from securities on loan)	3.8
Aerospace & Defense	3.6
Insurance	3.5
Oil, Gas & Consumable Fuels	3.4
Capital Markets	3.3
Electronic Equipment, Instruments & Components	3.2
IT Services	3.2
Automobiles	2.5
Electrical Equipment	2.5
Broadline Retail	2.2
Unaffiliated Exchange-Traded Funds	1.9
Consumer Staples Distribution & Retail	1.9
Machinery	1.9
Diversified Telecommunication Services	1.8
Interactive Media & Services	1.7
Trading Companies & Distributors	1.7
Industrial Conglomerates	1.6
Passenger Airlines	1.5
Tobacco	1.3

Automobile Components	1.3%
Entertainment	1.2
Wireless Telecommunication Services	1.1
Specialty Retail	1.1
Electric Utilities	1.1
Food Products	1.1
Technology Hardware, Storage & Peripherals	1.1
Health Care Providers & Services	1.0
Marine Transportation	1.0
Biotechnology	0.9
Household Durables	0.9
Financial Services	0.9
Construction & Engineering	0.8
Chemicals	0.7
Hotels, Restaurants & Leisure	0.7
Health Care Equipment & Supplies	0.7
Multi-Utilities	0.7
Real Estate Management & Development	0.6
Gas Utilities	0.6
Commercial Services & Supplies	0.5
Communications Equipment	0.4
Personal Care Products	0.4
Consumer Finance	0.4

See Notes to Financial Statements.

64

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Industry Classification (continued):

Textiles, Apparel & Luxury Goods	0.4%
Software	0.3
Construction Materials	0.3
Life Sciences Tools & Services	0.2
Media	0.2
Beverages	0.2
Leisure Products	0.2
Independent Power & Renewable Electricity Producers	0.2
Containers & Packaging	0.1
Professional Services	0.1
Diversified REITs	0.1
Diversified Consumer Services	0.1
U.S. Treasury Obligation	0.1

Residential REITs	0.0	*%
Energy Equipment & Services	0.0	*
Retail REITs	0.0	*
Transportation Infrastructure	0.0	*
Household Products	0.0	*

	101.5
Liabilities in excess of other assets	(1.5)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$83,917*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$869,095

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$120,942

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$4,924,477

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 65

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$5,298,305	$(5,298,305)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

66

PGIM Quant Solutions International Equity Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value, including securities on loan of $5,298,305:
Unaffiliated investments (cost $219,938,512)	$278,648,143
Affiliated investments (cost $10,788,712)	10,788,712
Foreign currency, at value (cost $788,088)	784,470
Receivable for investments sold	5,800,059
Tax reclaim receivable	991,314
Dividends and interest receivable	491,284
Receivable for Fund shares sold	87,097
Prepaid expenses and other assets	2,390

Total Assets	297,593,469

Liabilities
Payable for investments purchased	6,490,491
Payable to broker for collateral for securities on loan	5,428,200
Accrued expenses and other liabilities	176,955
Management fee payable	125,159
Foreign capital gains tax liability accrued	66,915
Payable for Fund shares purchased	59,468
Distribution fee payable	43,685
Affiliated transfer agent fee payable	33,419
Due to broker—variation margin futures	18,700
Directors’ fees payable	1,024

Total Liabilities	12,444,016

Net Assets	$285,149,453

Net assets were comprised of:
Common stock, at par	$284
Paid-in capital in excess of par	197,973,811
Total distributable earnings (loss)	87,175,358

Net assets, October 31, 2025	$285,149,453

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 67

PGIM Quant Solutions International Equity Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A
Net asset value and redemption price per share, ($ 166,765,324 ÷ 16,723,604 shares of common stock issued and outstanding)	$9.97
Maximum sales charge (5.50% of offering price)	0.58

Maximum offering price to public	$10.55

Class C
Net asset value, offering price and redemption price per share, ($ 1,378,556 ÷ 148,173 shares of common stock issued and outstanding)	$9.30

Class Z
Net asset value, offering price and redemption price per share, ($ 26,642,769 ÷ 2,637,914 shares of common stock issued and outstanding)	$10.10

Class R6
Net asset value, offering price and redemption price per share, ($ 90,362,804 ÷ 8,929,332 shares of common stock issued and outstanding)	$10.12

See Notes to Financial Statements.

68

PGIM Quant Solutions International Equity Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $647,606 foreign withholding tax)	$6,898,030
Affiliated dividend income	146,768
Interest income	24,505
Affiliated income from securities lending, net	3,434

Total income	7,072,737

Expenses
Management fee	1,727,893
Distribution fee(a)	457,680
Transfer agent’s fees and expenses (including affiliated expense of $229,945)(a)	471,256
Custodian and accounting fees	173,638
Professional fees	84,110
Shareholders’ reports	46,030
Audit fee	31,773
Registration fees(a)	24,254
Directors’ fees	12,190
Miscellaneous	48,885

Total expenses	3,077,709
Less: Fee waiver and/or expense reimbursement(a)	(332,340)

Net expenses	2,745,369

Net investment income (loss)	4,327,368

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $573) (net of foreign capital gains taxes $(51,650))	30,158,449
Futures transactions	869,095
Foreign currency transactions	(79,060)

30,948,484

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1)) (net of change in foreign capital gains taxes $283,417)	32,030,466
Futures	120,942
Foreign currencies	87,570

32,238,978

Net gain (loss) on investment and foreign currency transactions	63,187,462

Net Increase (Decrease) In Net Assets Resulting From Operations	$67,514,830

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	445,632	12,048	—	—
Transfer agent’s fees and expenses	432,397	6,851	29,714	2,294
Registration fees	6,689	3,074	7,056	7,435
Fee waiver and/or expense reimbursement	(208,008)	(1,687)	(27,314)	(95,331)

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 69

PGIM Quant Solutions International Equity Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$4,327,368	$5,524,308
Net realized gain (loss) on investment and foreign currency transactions	30,948,484	16,352,958
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	32,238,978	27,075,139

Net increase (decrease) in net assets resulting from operations	67,514,830	48,952,405

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,995,356)	(5,000,495)
Class C	(28,947)	(29,693)
Class Z	(662,835)	(508,377)
Class R6	(1,351,552)	(2,045,517)

	(7,038,690)	(7,584,082)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	70,336,561	11,172,730
Net asset value of shares issued in reinvestment of dividends and distributions	6,933,542	7,485,544
Cost of shares purchased	(44,432,939)	(41,128,779)

Net increase (decrease) in net assets from Fund share transactions	32,837,164	(22,470,505)

Total increase (decrease)	93,313,304	18,897,818

Net Assets:
Beginning of year	191,836,149	172,938,331

End of year	$285,149,453	$191,836,149

See Notes to Financial Statements.

70

PGIM Quant Solutions International Equity Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.86	$6.33	$5.76	$8.59	$6.74
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.20	0.17	0.18	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.26	1.60	0.62	(2.14)	1.78
Total from investment operations	2.40	1.80	0.79	(1.96)	1.96
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.27)	(0.22)	(0.24)	(0.11)
Distributions from net realized gains	-	-	-	(0.63)	-
Total dividends and distributions	(0.29)	(0.27)	(0.22)	(0.87)	(0.11)
Net asset value, end of year	$9.97	$7.86	$6.33	$5.76	$8.59
Total Return(b):	31.75%	29.03%	13.91%	(25.11)%	29.28%

Ratios/Supplemental Data:
Net assets, end of year (000)	$166,765	$139,516	$121,357	$119,053	$176,479
Average net assets (000)	$148,544	$139,142	$130,333	$148,834	$176,751
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.38%	1.42%	1.54%	1.49%	1.43%
Expenses before waivers and/or expense reimbursement	1.52%	1.58%	1.71%	1.63%	1.55%
Net investment income (loss)	1.70%	2.68%	2.69%	2.65%	2.12%
Portfolio turnover rate(d)	129%	111%	111%	99%	104%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 71

PGIM Quant Solutions International Equity Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.35	$5.93	$5.42	$8.13	$6.38
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.10	0.07	0.09	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.11	1.49	0.58	(2.02)	1.71
Total from investment operations	2.15	1.59	0.65	(1.93)	1.78
Less Dividends and Distributions:
Dividends from net investment income	(0.20)	(0.17)	(0.14)	(0.15)	(0.03)
Distributions from net realized gains	-	-	-	(0.63)	-
Total dividends and distributions	(0.20)	(0.17)	(0.14)	(0.78)	(0.03)
Net asset value, end of year	$9.30	$7.35	$5.93	$5.42	$8.13
Total Return(b):	30.09%	27.32%	12.11%	(25.98)%	27.89%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,379	$1,109	$1,107	$1,319	$2,335
Average net assets (000)	$1,205	$1,118	$1,279	$1,929	$2,444
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.61%	2.69%	3.12%	2.73%	2.61%
Expenses before waivers and/or expense reimbursement	2.75%	3.55%	3.29%	2.87%	2.73%
Net investment income (loss)	0.45%	1.38%	1.13%	1.43%	0.84%
Portfolio turnover rate(d)	129%	111%	111%	99%	104%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

72

PGIM Quant Solutions International Equity Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.96	$6.41	$5.83	$8.68	$6.81
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.23	0.21	0.22	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.28	1.62	0.62	(2.16)	1.79
Total from investment operations	2.46	1.85	0.83	(1.94)	2.01
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.30)	(0.25)	(0.28)	(0.14)
Distributions from net realized gains	-	-	-	(0.63)	-
Total dividends and distributions	(0.32)	(0.30)	(0.25)	(0.91)	(0.14)
Net asset value, end of year	$10.10	$7.96	$6.41	$5.83	$8.68
Total Return(b):	32.28%	29.60%	14.49%	(24.82)%	29.85%

Ratios/Supplemental Data:
Net assets, end of year (000)	$26,643	$13,111	$10,955	$11,635	$16,562
Average net assets (000)	$19,506	$12,718	$12,118	$15,433	$17,429
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.97%	1.00%	1.04%	1.04%	1.01%
Expenses before waivers and/or expense reimbursement	1.11%	1.22%	1.21%	1.18%	1.13%
Net investment income (loss)	2.12%	3.10%	3.16%	3.20%	2.60%
Portfolio turnover rate(d)	129%	111%	111%	99%	104%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 73

PGIM Quant Solutions International Equity Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.98	$6.43	$5.85	$8.70	$6.83
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.25	0.23	0.24	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.27	1.61	0.62	(2.16)	1.78
Total from investment operations	2.47	1.86	0.85	(1.92)	2.03
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.31)	(0.27)	(0.30)	(0.16)
Distributions from net realized gains	-	-	-	(0.63)	-
Total dividends and distributions	(0.33)	(0.31)	(0.27)	(0.93)	(0.16)
Net asset value, end of year	$10.12	$7.98	$6.43	$5.85	$8.70
Total Return(b):	32.49%	29.80%	14.97%	(24.60)%	29.96%

Ratios/Supplemental Data:
Net assets, end of year (000)	$90,363	$38,100	$39,520	$36,684	$59,558
Average net assets (000)	$61,131	$42,010	$46,208	$51,067	$37,941
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.78%	0.78%	0.78%	0.78%	0.78%
Expenses before waivers and/or expense reimbursement	0.94%	0.98%	0.97%	0.96%	0.94%
Net investment income (loss)	2.27%	3.29%	3.53%	3.38%	2.92%
Portfolio turnover rate(d)	129%	111%	111%	99%	104%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

74

Notes to Financial Statements

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM Quant Solutions International Equity Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Jennison Emerging Markets Equity Opportunities Fund (“Jennison Emerging Markets Equity Opportunities”)	Long-term growth of capital.
PGIM Jennison Global Infrastructure Fund (“Jennison Global Infrastructure”)	Total return.
PGIM Jennison Global Opportunities Fund (“Jennison Global Opportunities “)	Long-term growth of capital.
PGIM Jennison International Opportunities Fund (“Jennison International Opportunities”)	Long-term growth of capital.
PGIM Quant Solutions International Equity Fund (“Quant Solutions International Equity”)	Long-term growth of capital.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Funds, as listed in each Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing

75

Notes to Financial Statements (continued)

vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from

76

the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Rights: Certain Funds held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Funds until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

77

Notes to Financial Statements (continued)

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Certain Funds are subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Funds as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Funds have country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Funds are included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Each Fund other than Jennison Global Infrastructure:

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

Jennison Global Infrastructure:

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

78

The Manager has entered into subadvisory agreements with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of each subadviser.

Fund	Subadviser(s)

Jennison Emerging Markets Equity Opportunities	Jennison Associates LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc.)

Jennison Global Infrastructure	Jennison

Jennison Global Opportunities	Jennison

Jennison International Opportunities	Jennison

Quant Solutions International Equity	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2025, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Jennison Emerging Markets Equity Opportunities	0.95% of the Fund’s average daily net assets up to and including $5 billion; 0.925% of the Fund’s average daily net assets exceeding $5 billion.	0.95%

Jennison Global Infrastructure	1.00% of average daily net assets up to $1 billion; 0.98% of average daily net assets from $1 billion to $3 billion; 0.96% of average daily net assets from $3 billion to $5 billion; 0.95% of average daily net assets from $5 billion to $10 billion; 0.94% of average daily net assets over $10 billion	1.00

Jennison Global Opportunities	0.825% up to $1 billion of the Fund’s average daily net assets; 0.800% over $1 billion to $5 billion of the Fund’s average daily net assets; 0.780% over $5 billion to $10 billion of the Fund’s average daily net assets; 0.770% over $10 billion of the Fund’s average daily net assets.	0.80

Jennison International Opportunities	0.825% up to $1 billion of the Fund’s average daily net assets; 0.800% over $1 billion to $5 billion of the Fund’s average daily net assets; 0.780% over $5 billion to $10 billion of the Fund’s average daily net assets; 0.770% over $10 billion of the Fund’s average daily net assets.	0.80

Quant Solutions International Equity	0.75% of average daily net assets up to $2 billion; 0.70% of average daily net assets from $2 billion to $5 billion; 0.69% of average daily net assets over $5 billion	0.75

The Manager has contractually agreed, through February 28, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Fund Expense Limitation	Class Expense Limitation

Jennison Emerging Markets Equity Opportunities - Class A	—%	1.30%

Jennison Emerging Markets Equity Opportunities - Class C	—	2.05

Jennison Emerging Markets Equity Opportunities - Class Z	—	1.05

Jennison Emerging Markets Equity Opportunities - Class R6	—	0.98

Jennison Global Infrastructure - Class A	—	1.50

Jennison Global Infrastructure - Class C	—	2.25

Jennison Global Infrastructure - Class Z	—	1.17

Jennison Global Infrastructure - Class R6	—	1.17

Jennison Global Opportunities - Class A	0.84	1.08

79

Notes to Financial Statements (continued)

Fund	Fund Expense Limitation	Class Expense Limitation

Jennison Global Opportunities - Class C	0.84%	—%

Jennison Global Opportunities - Class Z	0.84	—

Jennison Global Opportunities - Class R2	0.84	1.34	**

Jennison Global Opportunities - Class R4	0.84	1.09	**

Jennison Global Opportunities - Class R6	0.84	—

Jennison International Opportunities - Class A	0.84	1.09

Jennison International Opportunities - Class C	0.84	1.90	***

Jennison International Opportunities - Class R	0.84	1.48	***

Jennison International Opportunities - Class Z	0.84	0.90	***

Jennison International Opportunities - Class R2	0.84	1.34	**

Jennison International Opportunities - Class R4	0.84	1.09	**

Jennison International Opportunities - Class R6	0.84	0.84	***

Quant Solutions International Equity - Class A	—	1.45

Quant Solutions International Equity - Class C	—	2.69

Quant Solutions International Equity - Class Z	—	1.00

Quant Solutions International Equity - Class R6	—	0.78

**Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

***Expense waiver/reimbursement limited to 0.06% on an annualized basis.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2027 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Jennison Global Opportunities and Jennison International Opportunities Funds have adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

Jennison Emerging Markets Equity Opportunities - Class A	0.30%	0.25%	N/A	%

Jennison Emerging Markets Equity Opportunities - Class C	1.00	1.00	N/A

Jennison Emerging Markets Equity Opportunities - Class Z	N/A	N/A	N/A

Jennison Emerging Markets Equity Opportunities - Class R6	N/A	N/A	N/A

Jennison Global Infrastructure - Class A	0.30	0.25	N/A

Jennison Global Infrastructure - Class C	1.00	1.00	N/A

Jennison Global Infrastructure - Class Z	N/A	N/A	N/A

Jennison Global Infrastructure - Class R6	N/A	N/A	N/A

Jennison Global Opportunities - Class A	0.30	0.25	N/A

Jennison Global Opportunities - Class C	1.00	1.00	N/A

Jennison Global Opportunities - Class Z	N/A	N/A	N/A

Jennison Global Opportunities - Class R2	0.25	0.25	0.10

Jennison Global Opportunities - Class R4	N/A	N/A	0.10

Jennison Global Opportunities - Class R6	N/A	N/A	N/A

Jennison International Opportunities - Class A	0.30	0.25	N/A

Jennison International Opportunities - Class C	1.00	1.00	N/A

Jennison International Opportunities - Class R	0.75	0.50	N/A

80

Fund	Gross Distribution Fee		Net Distribution Fee		Shareholder Service Fee

Jennison International Opportunities - Class Z	N/A	%	N/A	%	N/A	%

Jennison International Opportunities - Class R2	0.25		0.25		0.10

Jennison International Opportunities - Class R4	N/A		N/A		0.10

Jennison International Opportunities - Class R6	N/A		N/A		N/A

Quant Solutions International Equity - Class A	0.30		0.30		N/A

Quant Solutions International Equity - Class C	1.00		1.00		N/A

Quant Solutions International Equity - Class Z	N/A		N/A		N/A

Quant Solutions International Equity - Class R6	N/A		N/A		N/A

The RIC, on behalf of Jennison Emerging Markets Equity Opportunities, Jennison Global Infrastructure, Jennison Global Opportunities and Jennison International Opportunities, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended October 31, 2025, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Emerging Markets Equity Opportunities	$15,620
Jennison Global Infrastructure	1,427
Jennison Global Opportunities	142,582
Jennison International Opportunities	26,941

For the year ended October 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Emerging Markets Equity Opportunities - Class A	$40,496	$451
Jennison Emerging Markets Equity Opportunities - Class C	—	372
Jennison Global Infrastructure - Class A	44,899	—
Jennison Global Infrastructure - Class C	—	24
Jennison Global Opportunities - Class A	728,450	3,922
Jennison Global Opportunities - Class C	—	16,871
Jennison International Opportunities - Class A	136,193	2,280
Jennison International Opportunities - Class C	—	1,711
Quant Solutions International Equity - Class A	30,280	171
Quant Solutions International Equity - Class C	—	138

PGIM Investments, PIMS, PMFS, Jennison and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

81

Notes to Financial Statements (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Emerging Markets Equity Opportunities	$ 790,908,685	$ 849,915,537
Jennison Global Infrastructure	45,573,228	36,414,130

Jennison Global Opportunities	7,681,625,948	8,821,383,844
Jennison International Opportunities	4,163,578,220	4,507,857,811
Quant Solutions International Equity	321,376,630	292,867,200

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2025, is presented as follows:

Jennison Emerging Markets Equity Opportunities:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)

$25,938,415	$ 553,761,103	$ 564,759,351	$ —	$ —	$14,940,167	14,940,167	$686,690		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wb)

1,267,711	1,070,088,119	1,039,677,839	5,944	(7,143)	31,676,792	31,695,809	234,798	(1)	—

$27,206,126	$1,623,849,222	$1,604,437,190	$5,944	$(7,143)	$46,616,959		$921,488		$—

Jennison Global Infrastructure:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)

$1,878,083	$ 36,902,156	$ 36,495,925	$ —	$ —	$2,284,314	2,284,314	$39,100		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wb)

—	90,056,488	85,906,466	281	134	4,150,437	4,152,929	6,416	(1)	—

$1,878,083	$126,958,644	$122,402,391	$281	$134	$6,434,751		$45,516		$—

Jennison Global Opportunities :

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)

$126,104,871	$3,990,974,558	$3,973,020,538	$ —	$ —	$144,058,891	144,058,891	$5,947,148		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wb)

130,312,596	2,382,218,825	2,350,171,533	(230)	(1,999)	162,357,659	162,455,133	188,913	(1)	—

$256,417,467	$6,373,193,383	$6,323,192,071	$(230)	$(1,999)	$306,416,550		$6,136,061		$—

82

Jennison International Opportunities:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)

$165,326,687	$2,940,007,470	$2,903,301,999	$ —	$ —	$202,032,158	202,032,158	$6,828,456		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wb)

247,183,105	1,786,956,190	1,830,753,272	3,234	(1,062)	203,388,195	203,510,301	318,064	(1)	—

$412,509,792	$4,726,963,660	$4,734,055,271	$3,234	$(1,062)	$405,420,353		$7,146,520		$—

Quant Solutions International Equity:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)

$1,614,897	$109,637,137	$105,896,762	$ —	$ —	$ 5,355,272	5,355,272	$146,768		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wb)

1,278,839	62,785,570	58,631,541	(1)	573	5,433,440	5,436,702	3,434	(1)	—

$2,893,736	$172,422,707	$164,528,303	$(1)	$573	$10,788,712		$150,202		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

For the year ended October 31, 2025, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
Jennison Emerging Markets Equity Opportunities	$ —	$ —
Jennison Global Infrastructure (a)	97	(97)
Jennison Global Opportunities (b)	23,672,907	(23,672,907)
Jennison International Opportunities	—	—
Quant Solutions International Equity	—	—

(a)	Prior Year Post-Financial Statement Adjustments
(b)	Net Operating Loss

For the year ended October 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Emerging Markets Equity Opportunities	$ 99,297	$ —	$—	$ 99,297
Jennison Global Infrastructure	767,810	1,829,726	—	2,597,536
Jennison Global Opportunities	—	344,426,365	—	344,426,365
Jennison International Opportunities	4,411,181	—	—	4,411,181
Quant Solutions International Equity	7,038,690	—	—	7,038,690

83

Notes to Financial Statements (continued)

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Emerging Markets Equity Opportunities	$ —	$ —	$—	$ —
Jennison Global Infrastructure	525,462	8,655	—	534,117
Jennison Global Opportunities	—	—	—	—
Jennison International Opportunities	4,616,830	—	—	4,616,830
Quant Solutions International Equity	7,584,082	—	—	7,584,082

For the year ended October 31, 2025, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Jennison Emerging Markets Equity Opportunities	$ 13,681,208	$ —
Jennison Global Infrastructure	619,704	2,654,798
Jennison Global Opportunities	—	1,155,577,529
Jennison International Opportunities	9,866,217	—
Quant Solutions International Equity	11,994,493	19,938,807

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of October 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jennison Emerging Markets Equity Opportunities	$527,793,604	$172,123,618	$(26,717,631)	$145,405,987
Jennison Global Infrastructure	54,614,336	12,141,072	(830,263)	11,310,809
Jennison Global Opportunities	4,510,741,328	2,028,169,438	(58,854,560)	1,969,314,878
Jennison International Opportunities	4,144,806,010	1,775,534,127	(148,690,129)	1,626,843,998
Quant Solutions International Equity	234,262,943	68,184,537	(12,926,708)	55,257,829

The differences between GAAP and tax basis were primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies, corporate spin-off adjustments and other GAAP to tax differences.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Emerging Markets Equity Opportunities	$409,969,000	$109,717,000
Jennison Global Infrastructure	—	—
Jennison Global Opportunities	—	—
Jennison International Opportunities	631,593,000	656,551,000
Quant Solutions International Equity	—	4,346,000

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2026).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Emerging Markets Equity Opportunities	$ —	$—
Jennison Global Infrastructure	—	—
Jennison Global Opportunities	17,777,000	—
Jennison International Opportunities	—	—
Quant Solutions International Equity	—	—

84

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

The Jennison Emerging Markets Equity Opportunity Fund, Jennison Global Infrastructure Fund and Quant Solutions International Equity Fund offer Class A, Class C, Class Z and Class R6 shares. The Jennison Global Opportunities Fund offers Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares. The Jennison International Opportunities Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares
Jennison Emerging Markets Equity Opportunities - Class A	25,000,000
Jennison Emerging Markets Equity Opportunities - Class C	65,000,000
Jennison Emerging Markets Equity Opportunities - Class Z	300,000,000
Jennison Emerging Markets Equity Opportunities - Class T	225,000,000
Jennison Emerging Markets Equity Opportunities - Class R6	250,000,000
Jennison Global Infrastructure - Class A	20,000,000
Jennison Global Infrastructure - Class C	100,000,000
Jennison Global Infrastructure - Class Z	150,000,000
Jennison Global Infrastructure - Class T	115,000,000
Jennison Global Infrastructure - Class R6	125,000,000
Jennison Global Opportunities - Class A	150,000,000
Jennison Global Opportunities - Class C	100,000,000
Jennison Global Opportunities - Class Z	2,000,000,000
Jennison Global Opportunities - Class R2	100,000,000
Jennison Global Opportunities - Class R4	100,000,000
Jennison Global Opportunities - Class R6	1,000,000,000
Jennison International Opportunities - Class A	150,000,000
Jennison International Opportunities - Class C	100,000,000
Jennison International Opportunities - Class R	100,000,000
Jennison International Opportunities - Class Z	2,000,000,000
Jennison International Opportunities - Class R2	100,000,000
Jennison International Opportunities - Class R4	100,000,000
Jennison International Opportunities - Class R6	1,000,000,000
Quant Solutions International Equity - Class A	100,000,000
Quant Solutions International Equity - Class B	5,000,000
Quant Solutions International Equity - Class C	100,000,000
Quant Solutions International Equity - Class Z	180,000,000
Quant Solutions International Equity - Class T	135,000,000
Quant Solutions International Equity - Class R6	180,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of October 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as

85

Notes to Financial Statements (continued)

follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Emerging Markets Equity Opportunities–Class Z	86,975	0.6%
Jennison Emerging Markets Equity Opportunities–Class R6	362,680	2.6
Jennison Global Infrastructure–Class R6	514,793	85.1
Jennison Global Opportunities –Class Z	22,446	0.1
Jennison Global Opportunities –Class R2	571	0.2
Jennison Global Opportunities –Class R4	570	5.5
Jennison International Opportunities–Class Z	19,815	0.1
Jennison International Opportunities–Class R2	663	0.2
Jennison International Opportunities–Class R4	663	0.2
Jennison International Opportunities–Class R6	1,647,661	3.4
Quant Solutions International Equity–Class Z	11,143	0.4
Quant Solutions International Equity–Class R6	7,925,888	88.8

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Emerging Markets Equity Opportunities	—	—%
Jennison Global Infrastructure	1	12.8
Jennison Global Opportunities	—	—
Jennison International Opportunities	—	—
Quant Solutions International Equity	2	28.1
Unaffiliated:
Jennison Emerging Markets Equity Opportunities	6	81.9
Jennison Global Infrastructure	4	72.6
Jennison Global Opportunities	6	77.4
Jennison International Opportunities	8	85.2
Quant Solutions International Equity	2	20.4

Transactions in shares of common stock were as follows:

Jennison Emerging Markets Equity Opportunities:

Share Class	Shares	Amount

Class A

Year ended October 31, 2025:

Shares sold	319,164	$5,663,038

Shares purchased	(499,771)	(8,890,318)

Net increase (decrease) in shares outstanding before conversion	(180,607)	(3,227,280)

Shares issued upon conversion from other share class(es)	47,246	837,048

Shares purchased upon conversion into other share class(es)	(60,588)	(1,080,416)

Net increase (decrease) in shares outstanding	(193,949)	$(3,470,648)

Year ended October 31, 2024:

Shares sold	450,285	$6,913,899

Shares purchased	(609,502)	(9,219,159)

Net increase (decrease) in shares outstanding before conversion	(159,217)	(2,305,260)

Shares issued upon conversion from other share class(es)	20,740	312,670

Shares purchased upon conversion into other share class(es)	(137,639)	(2,168,467)

Net increase (decrease) in shares outstanding	(276,116)	$(4,161,057)

86

Jennison Emerging Markets Equity Opportunities (cont’d.):

Share Class	Shares	Amount

Class C

Year ended October 31, 2025:

Shares sold	31,984	$534,886

Shares purchased	(40,624)	(669,853)

Net increase (decrease) in shares outstanding before conversion	(8,640)	(134,967)

Shares purchased upon conversion into other share class(es)	(16,569)	(271,971)

Net increase (decrease) in shares outstanding	(25,209)	$(406,938)

Year ended October 31, 2024:

Shares sold	31,092	$423,233

Shares purchased	(72,683)	(1,031,765)

Net increase (decrease) in shares outstanding before conversion	(41,591)	(608,532)

Shares purchased upon conversion into other share class(es)	(22,935)	(328,749)

Net increase (decrease) in shares outstanding	(64,526)	$(937,281)

Class Z

Year ended October 31, 2025:

Shares sold	3,982,583	$72,134,059

Shares purchased	(5,817,543)	(105,204,758)

Net increase (decrease) in shares outstanding before conversion	(1,834,960)	(33,070,699)

Shares issued upon conversion from other share class(es)	117,061	2,213,163

Shares purchased upon conversion into other share class(es)	(36,774)	(667,394)

Net increase (decrease) in shares outstanding	(1,754,673)	$(31,524,930)

Year ended October 31, 2024:

Shares sold	6,748,483	$109,362,353

Shares purchased	(9,161,873)	(142,792,973)

Net increase (decrease) in shares outstanding before conversion	(2,413,390)	(33,430,620)

Shares issued upon conversion from other share class(es)	172,875	2,760,020

Shares purchased upon conversion into other share class(es)	(63,768)	(1,043,467)

Net increase (decrease) in shares outstanding	(2,304,283)	$(31,714,067)

Class R6

Year ended October 31, 2025:

Shares sold	8,762,643	$157,171,606

Shares issued in reinvestment of dividends and distributions	5,473	99,283

Shares purchased	(10,302,927)	(186,371,655)

Net increase (decrease) in shares outstanding before conversion	(1,534,811)	(29,100,766)

Shares issued upon conversion from other share class(es)	31,974	587,150

Shares purchased upon conversion into other share class(es)	(84,217)	(1,617,580)

Net increase (decrease) in shares outstanding	(1,587,054)	$(30,131,196)

Year ended October 31, 2024:

Shares sold	3,211,798	$50,030,678

Shares purchased	(7,185,286)	(112,336,504)

Net increase (decrease) in shares outstanding before conversion	(3,973,488)	(62,305,826)

Shares issued upon conversion from other share class(es)	60,567	1,006,686

Shares purchased upon conversion into other share class(es)	(34,752)	(538,693)

Net increase (decrease) in shares outstanding	(3,947,673)	$(61,837,833)

87

Notes to Financial Statements (continued)

Jennison Global Infrastructure:

Share Class	Shares	Amount

Class A

Year ended October 31, 2025:

Shares sold	96,737	$1,691,678

Shares issued in reinvestment of dividends and distributions	35,475	580,128

Shares purchased	(199,387)	(3,525,326)

Net increase (decrease) in shares outstanding before conversion	(67,175)	(1,253,520)

Shares issued upon conversion from other share class(es)	23,479	397,400

Shares purchased upon conversion into other share class(es)	(2,973)	(51,039)

Net increase (decrease) in shares outstanding	(46,669)	$(907,159)

Year ended October 31, 2024:

Shares sold	21,904	$344,282

Shares issued in reinvestment of dividends and distributions	6,961	111,287

Shares purchased	(97,641)	(1,515,448)

Net increase (decrease) in shares outstanding before conversion	(68,776)	(1,059,879)

Shares issued upon conversion from other share class(es)	36,577	546,722

Shares purchased upon conversion into other share class(es)	(10,254)	(156,769)

Net increase (decrease) in shares outstanding	(42,453)	$(669,926)

Class C

Year ended October 31, 2025:

Shares sold	20,024	$348,117

Shares issued in reinvestment of dividends and distributions	5,878	93,075

Shares purchased	(12,888)	(216,834)

Net increase (decrease) in shares outstanding before conversion	13,014	224,358

Shares purchased upon conversion into other share class(es)	(24,763)	(409,826)

Net increase (decrease) in shares outstanding	(11,749)	$(185,468)

Year ended October 31, 2024:

Shares sold	7,890	$123,483

Shares issued in reinvestment of dividends and distributions	688	10,822

Shares purchased	(22,691)	(336,176)

Net increase (decrease) in shares outstanding before conversion	(14,113)	(201,871)

Shares purchased upon conversion into other share class(es)	(41,123)	(605,369)

Net increase (decrease) in shares outstanding	(55,236)	$(807,240)

Class Z

Year ended October 31, 2025:

Shares sold	1,130,352	$20,789,719

Shares issued in reinvestment of dividends and distributions	75,533	1,246,015

Shares purchased	(386,604)	(6,559,159)

Net increase (decrease) in shares outstanding before conversion	819,281	15,476,575

Shares issued upon conversion from other share class(es)	3,700	63,465

Net increase (decrease) in shares outstanding	822,981	$15,540,040

Year ended October 31, 2024:

Shares sold	725,278	$11,577,424

Shares issued in reinvestment of dividends and distributions	15,397	246,097

Shares purchased	(471,663)	(7,354,887)

Net increase (decrease) in shares outstanding before conversion	269,012	4,468,634

Shares issued upon conversion from other share class(es)	13,956	215,416

Shares purchased upon conversion into other share class(es)	(120,233)	(2,065,156)

Net increase (decrease) in shares outstanding	162,735	$2,618,894

88

Jennison Global Infrastructure (cont’d.):

Share Class	Shares	Amount

Class R6

Year ended October 31, 2025:

Shares sold	166,829	$2,839,022

Shares issued in reinvestment of dividends and distributions	40,646	666,006

Shares purchased	(358,099)	(6,071,268)

Net increase (decrease) in shares outstanding	(150,624)	$(2,566,240)

Year ended October 31, 2024:

Shares sold	284,924	$4,418,488

Shares issued in reinvestment of dividends and distributions	10,029	160,554

Shares purchased	(391,432)	(5,975,346)

Net increase (decrease) in shares outstanding before conversion	(96,479)	(1,396,304)

Shares issued upon conversion from other share class(es)	120,233	2,065,156

Net increase (decrease) in shares outstanding	23,754	$668,852

Jennison Global Opportunities :

Share Class	Shares	Amount

Class A

Year ended October 31, 2025:

Shares sold	1,546,193	$69,070,472

Shares issued in reinvestment of dividends and distributions	722,813	33,393,961

Shares purchased	(2,887,581)	(129,444,955)

Net increase (decrease) in shares outstanding before conversion	(618,575)	(26,980,522)

Shares issued upon conversion from other share class(es)	1,032,239	45,997,463

Shares purchased upon conversion into other share class(es)	(569,707)	(25,569,384)

Net increase (decrease) in shares outstanding	(156,043)	$(6,552,443)

Year ended October 31, 2024:

Shares sold	2,154,472	$90,394,477

Shares purchased	(2,723,638)	(115,243,189)

Net increase (decrease) in shares outstanding before conversion	(569,166)	(24,848,712)

Shares issued upon conversion from other share class(es)	1,163,940	49,566,364

Shares purchased upon conversion into other share class(es)	(395,404)	(17,204,263)

Net increase (decrease) in shares outstanding	199,370	$7,513,389

Class C

Year ended October 31, 2025:

Shares sold	507,855	$20,202,319

Shares issued in reinvestment of dividends and distributions	402,421	16,519,361

Shares purchased	(1,120,259)	(44,200,467)

Net increase (decrease) in shares outstanding before conversion	(209,983)	(7,478,787)

Shares purchased upon conversion into other share class(es)	(1,065,594)	(42,096,978)

Net increase (decrease) in shares outstanding	(1,275,577)	$(49,575,765)

Year ended October 31, 2024:

Shares sold	736,123	$27,948,533

Shares purchased	(984,612)	(37,647,339)

Net increase (decrease) in shares outstanding before conversion	(248,489)	(9,698,806)

Shares purchased upon conversion into other share class(es)	(938,643)	(35,733,926)

Net increase (decrease) in shares outstanding	(1,187,132)	$(45,432,732)

89

Notes to Financial Statements (continued)

Jennison Global Opportunities (cont’d.):

Share Class	Shares	Amount

Class Z

Year ended October 31, 2025:

Shares sold	12,861,317	$584,564,000

Shares issued in reinvestment of dividends and distributions	3,343,292	159,073,810

Shares purchased	(23,486,857)	(1,075,901,683)

Net increase (decrease) in shares outstanding before conversion	(7,282,248)	(332,263,873)

Shares issued upon conversion from other share class(es)	648,699	30,077,642

Shares purchased upon conversion into other share class(es)	(326,154)	(15,084,824)

Net increase (decrease) in shares outstanding	(6,959,703)	$(317,271,055)

Year ended October 31, 2024:

Shares sold	17,136,074	$746,363,657

Shares purchased	(15,560,987)	(681,094,257)

Net increase (decrease) in shares outstanding before conversion	1,575,087	65,269,400

Shares issued upon conversion from other share class(es)	519,149	22,963,081

Shares purchased upon conversion into other share class(es)	(1,748,191)	(81,154,583)

Net increase (decrease) in shares outstanding	346,045	$7,077,898

Class R2

Year ended October 31, 2025:

Shares sold	21,472	$967,314

Shares issued in reinvestment of dividends and distributions	19,406	902,989

Shares purchased	(59,115)	(2,673,028)

Net increase (decrease) in shares outstanding	(18,237)	$(802,725)

Year ended October 31, 2024:

Shares sold	29,075	$1,263,230

Shares purchased	(48,036)	(2,013,166)

Net increase (decrease) in shares outstanding	(18,961)	$(749,936)

Class R4

Year ended October 31, 2025:

Shares sold	1,807	$83,109

Shares issued in reinvestment of dividends and distributions	640	30,299

Shares purchased	(5,246)	(250,686)

Net increase (decrease) in shares outstanding	(2,799)	$(137,278)

Year ended October 31, 2024:

Shares sold	1,752	$78,584

Shares purchased	(484)	(23,137)

Net increase (decrease) in shares outstanding	1,268	$55,447

Class R6

Year ended October 31, 2025:

Shares sold	9,516,809	$439,941,140

Shares issued in reinvestment of dividends and distributions	2,710,896	130,339,896

Shares purchased	(21,514,446)	(999,653,268)

Net increase (decrease) in shares outstanding before conversion	(9,286,741)	(429,372,232)

Shares issued upon conversion from other share class(es)	215,185	10,133,771

Shares purchased upon conversion into other share class(es)	(72,059)	(3,457,690)

Net increase (decrease) in shares outstanding	(9,143,615)	$(422,696,151)

90

Jennison Global Opportunities (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	9,885,925	$440,309,472

Shares purchased	(18,225,373)	(804,789,088)

Net increase (decrease) in shares outstanding before conversion	(8,339,448)	(364,479,616)

Shares issued upon conversion from other share class(es)	1,355,768	64,512,150

Shares purchased upon conversion into other share class(es)	(66,181)	(2,948,823)

Net increase (decrease) in shares outstanding	(7,049,861)	$(302,916,289)

Jennison International Opportunities:

Share Class	Shares	Amount

Class A

Year ended October 31, 2025:

Shares sold	1,162,960	$37,453,228

Shares purchased	(1,169,867)	(37,181,413)

Net increase (decrease) in shares outstanding before conversion	(6,907)	271,815

Shares issued upon conversion from other share class(es)	202,369	6,555,412

Shares purchased upon conversion into other share class(es)	(186,565)	(6,055,944)

Net increase (decrease) in shares outstanding	8,897	$771,283

Year ended October 31, 2024:

Shares sold	1,328,695	$39,147,874

Shares purchased	(1,216,391)	(35,853,128)

Net increase (decrease) in shares outstanding before conversion	112,304	3,294,746

Shares issued upon conversion from other share class(es)	280,468	8,296,188

Shares purchased upon conversion into other share class(es)	(449,941)	(13,656,985)

Net increase (decrease) in shares outstanding	(57,169)	$(2,066,051)

Class C

Year ended October 31, 2025:

Shares sold	86,320	$2,497,507

Shares purchased	(154,213)	(4,405,621)

Net increase (decrease) in shares outstanding before conversion	(67,893)	(1,908,114)

Shares purchased upon conversion into other share class(es)	(53,105)	(1,536,266)

Net increase (decrease) in shares outstanding	(120,998)	$(3,444,380)

Year ended October 31, 2024:

Shares sold	109,487	$2,937,905

Shares purchased	(204,195)	(5,447,001)

Net increase (decrease) in shares outstanding before conversion	(94,708)	(2,509,096)

Shares purchased upon conversion into other share class(es)	(68,294)	(1,799,492)

Net increase (decrease) in shares outstanding	(163,002)	$(4,308,588)

Class R

Year ended October 31, 2025:

Shares sold	684,783	$20,747,127

Shares purchased	(1,668,710)	(52,617,066)

Net increase (decrease) in shares outstanding	(983,927)	$(31,869,939)

Year ended October 31, 2024:

Shares sold	85,528	$2,546,799

Shares purchased	(1,873,050)	(54,620,518)

Net increase (decrease) in shares outstanding	(1,787,522)	$(52,073,719)

91

Notes to Financial Statements (continued)

Jennison International Opportunities (cont’d.):

Share Class	Shares	Amount

Class Z

Year ended October 31, 2025:

Shares sold	28,980,776	$937,817,116

Shares issued in reinvestment of dividends and distributions	71,349	2,162,599

Shares purchased	(30,374,924)	(989,142,280)

Net increase (decrease) in shares outstanding before conversion	(1,322,799)	(49,162,565)

Shares issued upon conversion from other share class(es)	1,034,040	32,667,443

Shares purchased upon conversion into other share class(es)	(245,198)	(8,132,540)

Net increase (decrease) in shares outstanding	(533,957)	$(24,627,662)

Year ended October 31, 2024:

Shares sold	26,480,357	$798,325,813

Shares issued in reinvestment of dividends and distributions	85,081	2,377,160

Shares purchased	(27,432,735)	(818,893,411)

Net increase (decrease) in shares outstanding before conversion	(867,297)	(18,190,438)

Shares issued upon conversion from other share class(es)	694,317	21,574,995

Shares purchased upon conversion into other share class(es)	(1,462,434)	(46,219,722)

Net increase (decrease) in shares outstanding	(1,635,414)	$(42,835,165)

Class R2

Year ended October 31, 2025:

Shares sold	99,674	$3,180,715

Shares purchased	(137,936)	(4,439,692)

Net increase (decrease) in shares outstanding before conversion	(38,262)	(1,258,977)

Shares purchased upon conversion into other share class(es)	(604)	(21,003)

Net increase (decrease) in shares outstanding	(38,866)	$(1,279,980)

Year ended October 31, 2024:

Shares sold	130,139	$3,827,247

Shares purchased	(158,218)	(4,812,767)

Net increase (decrease) in shares outstanding	(28,079)	$(985,520)

Class R4

Year ended October 31, 2025:

Shares sold	42,991	$1,383,023

Shares purchased	(152,596)	(4,980,044)

Net increase (decrease) in shares outstanding	(109,605)	$(3,597,021)

Year ended October 31, 2024:

Shares sold	245,484	$7,562,424

Shares purchased	(255,757)	(7,733,787)

Net increase (decrease) in shares outstanding	(10,273)	$(171,363)

Class R6

Year ended October 31, 2025:

Shares sold	11,705,631	$380,572,510

Shares issued in reinvestment of dividends and distributions	72,074	2,190,314

Shares purchased	(19,582,067)	(641,411,994)

Net increase (decrease) in shares outstanding before conversion	(7,804,362)	(258,649,170)

Shares issued upon conversion from other share class(es)	155,247	5,167,919

Shares purchased upon conversion into other share class(es)	(909,560)	(28,645,021)

Net increase (decrease) in shares outstanding	(8,558,675)	$(282,126,272)

92

Jennison International Opportunities (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	14,694,149	$446,335,168

Shares issued in reinvestment of dividends and distributions	78,328	2,194,755

Shares purchased	(16,163,380)	(489,563,780)

Net increase (decrease) in shares outstanding before conversion	(1,390,903)	(41,033,857)

Shares issued upon conversion from other share class(es)	1,280,718	40,859,112

Shares purchased upon conversion into other share class(es)	(288,557)	(9,054,096)

Net increase (decrease) in shares outstanding	(398,742)	$(9,228,841)

Quant Solutions International Equity:

Share Class	Shares	Amount

Class A

Year ended October 31, 2025:

Shares sold	462,211	$3,971,982

Shares issued in reinvestment of dividends and distributions	662,637	4,903,516

Shares purchased	(2,072,586)	(17,712,870)

Net increase (decrease) in shares outstanding before conversion	(947,738)	(8,837,372)

Shares issued upon conversion from other share class(es)	9,362	78,181

Shares purchased upon conversion into other share class(es)	(78,409)	(667,909)

Net increase (decrease) in shares outstanding	(1,016,785)	$(9,427,100)

Year ended October 31, 2024:

Shares sold	155,805	$1,154,222

Shares issued in reinvestment of dividends and distributions	724,772	4,913,951

Shares purchased	(2,197,115)	(16,338,800)

Net increase (decrease) in shares outstanding before conversion	(1,316,538)	(10,270,627)

Shares issued upon conversion from other share class(es)	27,672	196,631

Shares purchased upon conversion into other share class(es)	(133,284)	(991,356)

Net increase (decrease) in shares outstanding	(1,422,150)	$(11,065,352)

Class C

Year ended October 31, 2025:

Shares sold	48,497	$411,416

Shares issued in reinvestment of dividends and distributions	4,145	28,934

Shares purchased	(34,078)	(288,012)

Net increase (decrease) in shares outstanding before conversion	18,564	152,338

Shares purchased upon conversion into other share class(es)	(21,261)	(177,249)

Net increase (decrease) in shares outstanding	(2,697)	$(24,911)

Year ended October 31, 2024:

Shares sold	10,216	$71,872

Shares issued in reinvestment of dividends and distributions	4,632	29,693

Shares purchased	(21,216)	(142,746)

Net increase (decrease) in shares outstanding before conversion	(6,368)	(41,181)

Shares purchased upon conversion into other share class(es)	(29,465)	(196,631)

Net increase (decrease) in shares outstanding	(35,833)	$(237,812)

Class Z

Year ended October 31, 2025:

Shares sold	1,696,741	$14,459,866

Shares issued in reinvestment of dividends and distributions	86,953	649,541

Shares purchased	(989,034)	(8,032,795)

Net increase (decrease) in shares outstanding before conversion	794,660	7,076,612

Shares issued upon conversion from other share class(es)	202,615	1,660,957

Shares purchased upon conversion into other share class(es)	(6,128)	(47,616)

Net increase (decrease) in shares outstanding	991,147	$8,689,953

93

Notes to Financial Statements (continued)

Quant Solutions International Equity (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	94,501	$704,240

Shares issued in reinvestment of dividends and distributions	72,571	496,383

Shares purchased	(335,304)	(2,472,767)

Net increase (decrease) in shares outstanding before conversion	(168,232)	(1,272,144)

Shares issued upon conversion from other share class(es)	112,729	847,195

Shares purchased upon conversion into other share class(es)	(6,122)	(45,611)

Net increase (decrease) in shares outstanding	(61,625)	$(470,560)

Class R6

Year ended October 31, 2025:

Shares sold	6,220,200	$51,493,297

Shares issued in reinvestment of dividends and distributions	180,931	1,351,551

Shares purchased	(2,137,603)	(18,399,262)

Net increase (decrease) in shares outstanding before conversion	4,263,528	34,445,586

Shares issued upon conversion from other share class(es)	12,681	106,431

Shares purchased upon conversion into other share class(es)	(120,937)	(952,795)

Net increase (decrease) in shares outstanding	4,155,272	$33,599,222

Year ended October 31, 2024:

Shares sold	1,247,045	$9,242,396

Shares issued in reinvestment of dividends and distributions	299,052	2,045,517

Shares purchased	(2,946,939)	(22,174,466)

Net increase (decrease) in shares outstanding before conversion	(1,400,842)	(10,886,553)

Shares issued upon conversion from other share class(es)	25,247	189,772

Net increase (decrease) in shares outstanding	(1,375,595)	$(10,696,781)

8.  Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the year ended October 31, 2025. The average balance outstanding is for the

94

number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at October 31, 2025
Jennison Emerging Markets Equity Opportunities	$ 861,400	5.44%	5	$1,875,000	$—
Jennison Global Infrastructure	369,636	5.43	11	1,016,000	—
Jennison International Opportunities	1,047,000	5.39	4	1,047,000	—

9.  Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Emerging Markets Equity Opportunities	Jennison Global Infrastructure	Jennison Global Opportunities	Jennison International Opportunities	Quant Solutions International Equity
Blend Style	–	X	–	–	–
Core Style	–	–	–	–	X
Country	X	X	X	X	–
Currency	X	X	X	X	X
Distribution	–	X	–	–	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	X	X	X	X	X
Equity and Equity-Related Securities	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Geographic Concentration	X	–	X	X	X
Growth Style	X	–	X	X	–
Increase in Expenses	X	X	X	X	X
Infrastructure Companies	–	X	–	–	–
Investments in China	X	–	–	–	–
Large Shareholder and Large Scale Redemption	X	X	X	X	X
Liquidity	–	X	X	X	X
Management	X	X	X	X	X
Market Capitalization	X	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X	X
Market	X	X	X	X	X
Master Limited Partnerships	–	X	–	–	–
Portfolio Turnover	X	–	X	–	X
Real Estate Investment Trust	–	X	–	–	–
Sector Exposure	X	–	X	X	X

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark, and have a notable impact on settlement performance and other mutual funds.

Core Style Risk: The Fund’s core investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

95

Notes to Financial Statements (continued)

Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

96

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Infrastructure Companies Risk: Securities of infrastructure companies are more susceptible to adverse economic, social, political and regulatory occurrences than securities of companies in other industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the level of government spending on infrastructure projects, the effects of economic slowdown, surplus capacity, technological changes, casualty losses, insufficient supply of necessary resources, increased competition from other providers of similar services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Certain infrastructure companies may operate in limited areas or have few sources of revenue.

Infrastructure companies may also be affected by or subject to:

◾ regulation by various government authorities, including regulation of rates charged to customers;

◾ service interruption due to environmental, operational or other mishaps as well as political and social unrest;

◾ the imposition of special tariffs and changes in tax laws and accounting standards; and

◾ general changes in market sentiment towards the assets of infrastructure companies.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in certain companies identified by the U.S. government as “Chinese Military Industrial Complex Companies.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about

97

Notes to Financial Statements (continued)

the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

98

Master Limited Partnerships Risk: The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs also subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in MLPs.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

10. Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the impact and does not expect the ASU to have a material impact on the financial statements.

11. Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of October 31, 2025.

99

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential World Fund, Inc. and Shareholders of PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM Quant Solutions International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM Quant Solutions International Equity Fund (five of the funds constituting Prudential World Fund, Inc., hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 18, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

100

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Jennison Emerging Markets Equity Opportunities Fund

The Fund’s Board of Trustees

The Board of Directors (the “Board”) of PGIM Jennison Emerging Markets Equity Opportunities Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the

[1]	PGIM Jennison Emerging Markets Equity Opportunities Fund is a series of Prudential World Fund, Inc.

PGIM Jennison Emerging Markets Equity Opportunities Fund

Approval of Advisory Agreements (continued)

subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2024 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the

Visit our website at pgim.com/investments

potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2024. The Board considered that the Fund commenced operations on September 16, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one-, five-year and ten-year periods, and underperformed over the three- year period.
●

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 1.30% for Class A shares, 2.05% for Class C shares, 0.98% for Class R6 shares, and 1.05% for Class Z shares through February 28, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Emerging Markets Equity Opportunities Fund

Approval of Advisory Agreements

PGIM Jennison Global Infrastructure Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Jennison Global Infrastructure Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the

[1]	PGIM Jennison Global Infrastructure Fund is a series of Prudential World Fund, Inc.

Visit our website at pgim.com/investments

subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2024 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential

PGIM Jennison Global Infrastructure Fund

Approval of Advisory Agreements (continued)

benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile

Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

●	The Board noted that the Fund outperformed its benchmark index over the five-, and ten- year periods, and underperformed over the other periods.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.50% for Class A shares, 2.25% for Class C shares, 1.17% for Class R6 shares, and 1.17% for Class Z shares through February 28, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

Approval of Advisory Agreements

PGIM Jennison Global Opportunities Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Jennison Global Opportunities Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular or special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the

[1]	PGIM Jennison Global Opportunities Fund is a series of Prudential World Fund, Inc.

PGIM Jennison Global Opportunities Fund

Approval of Advisory Agreements (continued)

subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to

Visit our website at pgim.com/investments

its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	1st Quartile	1st Quartile

Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one-, five-, and ten-year periods and underperformed over the three-year period.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap that (exclusive of certain fees and expenses) limits total annual operating expenses at 0.84% for each class of the Fund’s shares, and limits transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause net annual Fund operating expenses to exceed 1.34% for Class R2 shares or 1.09% for Class R4 shares through February 28, 2026.

●

The Board and PGIM Investments has also agreed to retain the existing contractual expense cap with respect to Class A shares, which (exclusive of certain fees and expenses) limits total annual fund operating expenses to 1.08% for Class A shares through February 28, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Global Opportunities Fund

Approval of Advisory Agreements

PGIM Jennison International Opportunities Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Jennison International Opportunities Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular or special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the

[1]	PGIM Jennison International Opportunities Fund is a series of Prudential World Fund, Inc.

Visit our website at pgim.com/investments

subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of reducing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds, and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

PGIM Jennison International Opportunities Fund

Approval of Advisory Agreements (continued)

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one-, five- and ten-year periods, and underperformed over the three- year period.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap that (exclusive of certain fees and expenses) caps net annual operating expenses at 0.84% for each class of the Fund’s shares, and that limits transfer agency, shareholder servicing, sub-transfer agency and blue sky fees, as applicable, to the extent that such fees cause the net annual operating expenses to exceed 1.34% of average daily net assets for Class R2 shares or 1.09% of average daily net assets for Class R4 shares through February 28, 2026.

●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap with respect to Class A shares, pursuant to which PGIM Investments agrees to limit total annual operating expenses for Class A shares to 1.09% through February 28, 2026.

●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense waiver, pursuant to which (exclusive of certain fees and expenses) PGIM Investments waives and/or reimburses up to 0.06% of certain other expenses, through February 28, 2026, to the extent that total annual operating expenses exceed 1.90% for Class C shares, 1.48% for Class R shares, 0.90% for Class Z shares, and 0.84% for Class R6 shares.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

Approval of Advisory Agreements

PGIM Quant Solutions International Equity Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Quant Solutions International Equity Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular or special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM

[1]	PGIM Quant Solutions International Equity Fund is a series of Prudential World Fund, Inc.

PGIM Quant Solutions International Equity Fund

Approval of Advisory Agreements (continued)

Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM

Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of PGIM Quantitative Solutions’ portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential

Visit our website at pgim.com/investments

benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	3rd Quartile

Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one-, three-, and five-year periods, and underperformed its benchmark index over the ten-year period.
●

The Board and PGIM Investments agreed to a contractual cap on Fund expenses that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.45% of average daily net assets for Class A shares, 2.69% of average daily net assets for Class C shares, 1.00% of average daily net assets for Class Z shares, and 0.78% of average daily net assets for Class R6 shares through February 28, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Quant Solutions International Equity Fund

PRUDENTIAL WORLD FUND, INC.

PGIM Emerging Markets Debt Hard Currency Fund

PGIM Emerging Markets Debt Local Currency Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2025

Table of Contents	Financial Statements and Other Information	October 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Emerging Markets Debt Hard Currency	3
PGIM Emerging Markets Debt Local Currency	40
Notes to Financial Statements	68

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

ARS—Argentine Peso

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DOP—Dominican Peso

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RSD—Serbian Dinar

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

UYU—Uruguayan Peso

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CA—Credit Agricole Securities Inc.

CDX—Credit Derivative Index

CITI—Citibank, N.A.

CLOIS—Sinacofi Chile Interbank Rate Average

COOIS—Colombia Overnight Interbank Reference Rate

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

JIBAR—Johannesburg Interbank Agreed Rate

JPM—JPMorgan Chase Bank N.A.

1

JPS—J.P. Morgan Securities LLC

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

M—Monthly payment frequency for swaps

MIBOR—Mumbai Interbank Offered Rate

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TD—The Toronto-Dominion Bank

THOR—Thai Overnight Repurchase Rate

UAG—UBS AG

WIBOR—Warsaw Interbank Offered Rate

2

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 96.6%

CORPORATE BONDS 19.1%

Azerbaijan 0.3%

Southern Gas Corridor CJSC,
Gov’t. Gtd. Notes	6.875%	03/24/26		400	$403,076
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes	6.950	03/18/30		200	215,128

					618,204

Bahrain 0.3%

Bapco Energies BSC Closed,
Sr. Unsec’d. Notes	8.375	11/07/28		500	541,345

Brazil 0.2%

Braskem Netherlands Finance BV,
Gtd. Notes	8.500	01/12/31		200	83,280
Gtd. Notes, 144A	8.500	01/12/31		240	99,936
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	100	129,974

					313,190

Chile 1.2%

Alfa Desarrollo SpA,
Sr. Sec’d. Notes, 144A	4.550	09/27/51		197	161,332
Chile Electricity Lux Mpc II Sarl,
Gov’t. Gtd. Notes, 144A	5.580	10/20/35		196	201,718
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	4.250	07/17/42		360	300,377
Sr. Unsec’d. Notes	4.875	11/04/44		600	527,296
Sr. Unsec’d. Notes, 144A	5.125	02/02/33		200	201,338
Sr. Unsec’d. Notes, 144A	6.440	01/26/36		440	478,885
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes, 144A	3.450	09/16/31		200	183,560
Sr. Unsec’d. Notes, 144A	6.150	05/10/33		200	211,562

					2,266,068

China 0.3%

ENN Clean Energy International Investment Ltd.,
Gtd. Notes, 144A	3.375	05/12/26		200	198,725
Prosus NV,
Sr. Unsec’d. Notes, 144A	4.193	01/19/32		350	336,658

					535,383

Colombia 0.5%

Colombia Telecomunicaciones SA ESP,
Sr. Unsec’d. Notes, 144A	4.950	07/17/30		200	181,188
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31		187	167,253
Sr. Unsec’d. Notes	6.875	04/29/30		122	124,605
Sr. Unsec’d. Notes	8.625	01/19/29		360	388,350

					861,396

Costa Rica 0.1%

Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes, 144A	6.750	10/07/31		200	210,562

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 3

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

El Salvador 0.1%
Comision Ejecutiva Hidroelectrica del Rio Lempa,
Gov’t. Gtd. Notes, 144A	8.650%	01/24/33		150	$158,738

Guatemala 0.1%

CT Trust,
Sr. Sec’d. Notes, 144A	5.125	02/03/32		200	189,100

Hungary 0.4%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	6.500	06/29/28		215	225,885
MVM Energetika Zrt,
Sr. Unsec’d. Notes	6.500	03/13/31		250	265,000
Sr. Unsec’d. Notes	7.500	06/09/28		208	220,416

					711,301

India 0.8%

Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes, 144A(a)	5.000	08/02/41		200	171,000
CA Magnum Holdings,
Sr. Sec’d. Notes, 144A	5.375	10/31/26		400	398,000
GMR Hyderabad International Airport Ltd.,
Sr. Sec’d. Notes	4.250	10/27/27		200	197,313
Periama Holdings LLC,
Gtd. Notes	5.950	04/19/26		400	401,300
Summit Digitel Infrastructure Ltd.,
Sr. Sec’d. Notes, 144A	2.875	08/12/31		435	391,835

					1,559,448

Indonesia 1.5%
Freeport Indonesia PT,
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	203,800
Indofood CBP Sukses Makmur Tbk PT,
Sr. Unsec’d. Notes	3.541	04/27/32		200	186,410
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT,
Sr. Unsec’d. Notes	5.450	05/15/30		600	620,309
Pertamina Geothermal Energy PT,
Sr. Unsec’d. Notes, 144A(a)	5.150	04/27/28		200	203,188
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	206,750
Sr. Unsec’d. Notes, EMTN	3.650	07/30/29		200	195,250
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	172,800
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	216,250
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	400	413,658
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		400	411,000

					2,829,415

Israel 0.3%
Bank Leumi Le-Israel BM,
Sr. Unsec’d. Notes, 144A	5.125	07/27/27		203	204,370
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	5.875	03/30/31		290	279,212

					483,582

See Notes to Financial Statements.

4

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Kazakhstan 0.7%

Development Bank of Kazakhstan JSC,
Sr. Unsec’d. Notes, 144A	5.250%	10/23/29	200	$205,000
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	3.500	04/14/33	200	180,910
Sr. Unsec’d. Notes	5.750	04/19/47	415	392,254
Sr. Unsec’d. Notes	6.375	10/24/48	200	201,270
Sr. Unsec’d. Notes, EMTN	5.375	04/24/30	400	410,036

				1,389,470

Kuwait 0.2%

MEGlobal BV,
Gtd. Notes, EMTN	2.625	04/28/28	300	286,794

Macau 0.2%

MGM China Holdings Ltd.,
Sr. Unsec’d. Notes	4.750	02/01/27	330	328,350

Malaysia 0.9%

Gohl Capital Ltd.,
Gtd. Notes	4.250	01/24/27	250	247,125
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	400	356,580
Gtd. Notes, 144A, MTN	4.800	04/21/60	200	183,632
Gtd. Notes, 144A, MTN	5.848	04/03/55	320	341,166
Gtd. Notes, EMTN	4.550	04/21/50	500	445,725
Gtd. Notes, EMTN	4.800	04/21/60	200	183,632

				1,757,860

Mexico 4.4%

CFE Fibra E,
Sr. Unsec’d. Notes, 144A	5.875	09/23/40	200	201,540
Comision Federal de Electricidad,
Gtd. Notes	4.688	05/15/29	710	698,994
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes	6.375	03/30/38	503	509,244
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28	200	195,392
Sr. Sec’d. Notes	5.500	07/31/47	1,440	1,264,205
Sr. Sec’d. Notes, 144A	5.500	10/31/46	400	351,824
Sr. Sec’d. Notes, 144A	5.500	07/31/47	400	351,168
Petroleos Mexicanos,
Gtd. Notes	5.950	01/28/31	240	234,888
Gtd. Notes	6.350	02/12/48	253	202,362
Gtd. Notes	6.500	06/02/41	445	391,395
Gtd. Notes(a)	6.625	06/15/35	200	191,860
Gtd. Notes	6.700	02/16/32	1,442	1,440,557
Gtd. Notes	6.950	01/28/60	225	185,287
Gtd. Notes	7.690	01/23/50	576	522,461
Gtd. Notes	10.000	02/07/33	109	127,574
Gtd. Notes, MTN	6.750	09/21/47	1,205	996,414
Gtd. Notes, MTN	8.750	06/02/29	240	259,176

				8,124,341

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 5

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Morocco 0.1%

OCP SA,
Sr. Unsec’d. Notes, 144A	6.750%	05/02/34	230	$249,205

Panama 0.4%

Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000	08/11/41	200	166,066
Sr. Sec’d. Notes, 144A	5.125	08/11/61	200	160,370
AES Panama Generation Holdings SRL,
Sr. Sec’d. Notes	4.375	05/31/30	376	350,086

				676,522

Peru 0.4%

Corp. Financiera de Desarrollo SA,
Sr. Unsec’d. Notes	2.400	09/28/27	200	193,122
Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes, 144A	4.625	04/12/27	150	150,452
Petroleos del Peru SA,
Sr. Unsec’d. Notes	4.750	06/19/32	225	191,812
Sr. Unsec’d. Notes	5.625	06/19/47	300	217,125

				752,511

Philippines 0.1%

Globe Telecom, Inc.,
Sr. Unsec’d. Notes	3.000	07/23/35	200	169,500

Poland 0.7%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A	6.250	07/09/54	530	558,143
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33	400	416,636
Gov’t. Gtd. Notes, EMTN	5.375	05/22/33	300	312,477

				1,287,256

Saudi Arabia 0.6%

EIG Pearl Holdings Sarl,
Sr. Sec’d. Notes, 144A	3.545	08/31/36	531	492,727
Greensaif Pipelines Bidco Sarl,
Sr. Sec’d. Notes, 144A	6.129	02/23/38	240	257,700
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, EMTN	4.250	04/16/39	200	182,223
TMS Issuer Sarl,
Sr. Sec’d. Notes, 144A	5.780	08/23/32	200	209,250

				1,141,900

South Africa 1.2%

Eskom Holdings,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	600	617,925
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	260	277,814
MTN Mauritius Investments Ltd.,
Gtd. Notes, 144A(a)	6.500	10/13/26	200	202,040
Sasol Financing USA LLC,
Gtd. Notes	8.750	05/03/29	300	304,650
Gtd. Notes, 144A	8.750	05/03/29	200	203,100

See Notes to Financial Statements.

6

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

South Africa (cont’d.)

Transnet,
Sr. Unsec’d. Notes	8.250%	02/06/28		200	$211,188
Sr. Unsec’d. Notes, 144A	8.250	02/06/28		420	443,495

					2,260,212

Trinidad & Tobago 0.1%

Heritage Petroleum Co. Ltd.,
Sr. Sec’d. Notes, 144A	9.000	08/12/29		200	205,400

Ukraine 0.2%

NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes, PIK 7.125%	7.125	07/19/26	EUR	359	355,146

United Arab Emirates 1.9%

Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes	4.600	11/02/47		200	187,890
Adnoc Murban Rsc Ltd.,
Sr. Unsec’d. Notes, 144A	5.125	09/11/54		352	339,303
DP World Crescent Ltd.,
Sr. Unsec’d. Notes, EMTN	3.875	07/18/29		300	293,667
DP World Ltd.,
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		1,000	1,149,999
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes, 144A	2.940	09/30/40		693	590,788
MDGH GMTN RSC Ltd.,
Gtd. Notes, 144A, MTN	5.084	05/22/53		200	193,312
Gtd. Notes, EMTN	3.700	11/07/49		240	187,875
Gtd. Notes, GMTN	3.950	05/21/50		200	161,976
Gtd. Notes, GMTN	5.294	06/04/34		410	433,624

					3,538,434

Uzbekistan 0.2%

Uzbekneftegaz JSC,
Sr. Unsec’d. Notes	8.750	05/07/30		400	426,000

Venezuela 0.6%

Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)		205	45,715
Gtd. Notes	6.000	05/16/24(d)		1,280	282,240
Gtd. Notes	6.000	11/15/26(d)		960	211,680
Gtd. Notes	9.750	05/17/35(d)		350	85,050
Sr. Sec’d. Notes	8.500	10/27/20(d)		565	558,248

					1,182,933

Vietnam 0.1%

Mong Duong Finance Holdings BV,
Sr. Sec’d. Notes	5.125	05/07/29		169	167,350

TOTAL CORPORATE BONDS (cost $34,718,984)					35,576,916

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 7

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS 75.1%

Angola 1.7%

Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250%	05/09/28		800	$787,960
Sr. Unsec’d. Notes	8.750	04/14/32		500	468,905
Sr. Unsec’d. Notes	9.375	05/08/48		400	343,876
Sr. Unsec’d. Notes, 144A	9.244	01/15/31		545	531,375
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		750	717,960
Sr. Unsec’d. Notes, EMTN	9.125	11/26/49		285	239,400

					3,089,476

Argentina 3.5%

Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.000	12/15/35(d)	EUR	10,952	1,052,217
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		1,411	1,155,097
Sr. Unsec’d. Notes	1.000	07/09/29		247	210,682
Sr. Unsec’d. Notes	3.000(cc)	07/09/41	EUR	57	39,651
Sr. Unsec’d. Notes	3.500(cc)	07/09/41		1,244	809,964
Sr. Unsec’d. Notes	4.125(cc)	07/09/35		2,287	1,603,082
Sr. Unsec’d. Notes(a)	4.125(cc)	07/09/46		931	637,982
Sr. Unsec’d. Notes	5.000	01/09/38		1,486	1,090,608

					6,599,283

Bahrain 1.4%

Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.000	09/19/44		200	185,376
Sr. Unsec’d. Notes	6.750	09/20/29		600	627,000
Sr. Unsec’d. Notes	7.000	10/12/28		550	575,850
Sr. Unsec’d. Notes	7.375	05/14/30		670	722,972
Sr. Unsec’d. Notes	7.500	09/20/47		200	214,750
Sr. Unsec’d. Notes, 144A	7.500	02/12/36		325	357,500

					2,683,448

Brazil 2.6%

Brazilian Government International Bond,
Sr. Unsec’d. Notes	3.875	06/12/30		315	302,006
Sr. Unsec’d. Notes	4.750	01/14/50		250	187,250
Sr. Unsec’d. Notes	5.000	01/27/45		1,031	843,358
Sr. Unsec’d. Notes	5.500	11/06/30		440	448,800
Sr. Unsec’d. Notes	6.000	10/20/33		495	505,643
Sr. Unsec’d. Notes	6.125	01/22/32		501	520,539
Sr. Unsec’d. Notes	6.250	03/18/31		529	555,714
Sr. Unsec’d. Notes	6.625	03/15/35		420	437,640
Sr. Unsec’d. Notes	7.250	01/12/56		400	405,068
Sr. Unsec’d. Notes	8.250	01/20/34		596	698,512

					4,904,530

Chile 0.2%

Chile Government International Bond,
Sr. Unsec’d. Notes	4.000	01/31/52		235	188,940
Sr. Unsec’d. Notes	4.340	03/07/42		280	251,300

					440,240

Colombia 5.2%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		1,318	1,193,449

See Notes to Financial Statements.

8

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Colombia (cont’d.)

Colombia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	3.125%	04/15/31		400	$351,400
Sr. Unsec’d. Notes	4.500	03/15/29		370	363,895
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	240	270,343
Sr. Unsec’d. Notes(a)	5.000	06/15/45		400	305,400
Sr. Unsec’d. Notes	5.625	02/26/44		250	208,500
Sr. Unsec’d. Notes(a)	6.125	01/18/41		220	200,007
Sr. Unsec’d. Notes	7.375	04/25/30		1,080	1,158,300
Sr. Unsec’d. Notes	8.000	04/20/33		630	692,527
Sr. Unsec’d. Notes	8.375	11/07/54		300	331,500
Sr. Unsec’d. Notes(a)	8.500	04/25/35		520	585,650
Sr. Unsec’d. Notes	8.750	11/14/53		630	724,500
Sr. Unsec’d. Notes(a)	10.375	01/28/33		200	248,750
Colombian TES,
Bonds, Series B	7.750	09/18/30	COP	13,697,100	3,098,102

					9,732,323

Costa Rica 1.1%

Costa Rica Government International Bond,
Sr. Unsec’d. Notes(a)	6.550	04/03/34		330	355,080
Sr. Unsec’d. Notes	7.000	04/04/44		400	433,600
Sr. Unsec’d. Notes, 144A	6.550	04/03/34		265	285,140
Unsec’d. Notes, 144A	7.300	11/13/54		797	890,895

					1,964,715

Dominican Republic 3.9%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30		1,021	998,538
Sr. Unsec’d. Notes	4.875	09/23/32		390	373,558
Sr. Unsec’d. Notes	5.300	01/21/41		400	364,800
Sr. Unsec’d. Notes	5.500	02/22/29		1,133	1,151,128
Sr. Unsec’d. Notes	6.000	07/19/28		445	457,905
Sr. Unsec’d. Notes	6.400	06/05/49		180	179,824
Sr. Unsec’d. Notes	6.850	01/27/45		300	314,475
Sr. Unsec’d. Notes	6.950	03/15/37		394	421,327
Sr. Unsec’d. Notes	7.050	02/03/31		810	871,455
Sr. Unsec’d. Notes(a)	7.450	04/30/44		500	557,500
Sr. Unsec’d. Notes, 144A	5.300	01/21/41		150	136,800
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		810	822,960
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		170	174,930
Sr. Unsec’d. Notes, 144A	6.950	03/15/37		150	160,404
Sr. Unsec’d. Notes, 144A	7.150	02/24/55		315	341,775

					7,327,379

Ecuador 1.9%

Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/31/40		1,177	800,174
Sr. Unsec’d. Notes	6.900	07/31/30		390	355,234
Sr. Unsec’d. Notes	6.900	07/31/35		413	316,246
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/40		1,141	775,761
Sr. Unsec’d. Notes, 144A	6.900	07/31/30		483	439,366
Sr. Unsec’d. Notes, 144A	6.900	07/31/35		871	666,148
Sr. Unsec’d. Notes, 144A	7.961(s)	07/31/30		129	100,251

					3,453,180

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 9

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Egypt 3.3%

Egypt Government International Bond,
Sr. Unsec’d. Notes	7.625%	05/29/32		385	$391,160
Sr. Unsec’d. Notes	8.500	01/31/47		720	663,977
Sr. Unsec’d. Notes	8.700	03/01/49		865	806,344
Sr. Unsec’d. Notes, 144A(a)	8.700	03/01/49		410	382,198
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	120	136,420
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,500	1,681,100
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	1,755	1,995,146

					6,056,345

El Salvador 1.3%

El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.625	02/01/41		150	148,289
Sr. Unsec’d. Notes	7.650	06/15/35		57	59,176
Sr. Unsec’d. Notes	8.250	04/10/32		275	295,212
Sr. Unsec’d. Notes	8.625	02/28/29		100	106,550
Sr. Unsec’d. Notes	9.250	04/17/30		200	216,746
Sr. Unsec’d. Notes, 144A	0.250	04/17/30		930	21,390
Sr. Unsec’d. Notes, 144A	9.250	04/17/30		900	975,357
Sr. Unsec’d. Notes, 144A(a)	9.650	11/21/54		600	674,622

					2,497,342

Gabon 0.2%

Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31		515	402,215

Ghana 1.7%

Ghana Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/03/29		705	687,375
Sr. Unsec’d. Notes	5.000(cc)	07/03/35		460	393,875
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/29		891	868,569
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/35		1,141	976,947
Sr. Unsec’d. Notes, 144A	5.085(s)	01/03/30		172	148,153

					3,074,919

Guatemala 1.9%

Guatemala Government Bond,
Sr. Unsec’d. Notes	3.700	10/07/33		200	180,000
Sr. Unsec’d. Notes	4.875	02/13/28		400	400,520
Sr. Unsec’d. Notes	4.900	06/01/30		360	358,988
Sr. Unsec’d. Notes	5.250	08/10/29		430	434,635
Sr. Unsec’d. Notes	6.125	06/01/50		350	343,679
Sr. Unsec’d. Notes	6.600	06/13/36		208	224,224
Sr. Unsec’d. Notes	7.050	10/04/32		392	431,283
Sr. Unsec’d. Notes, 144A	4.650	10/07/41		200	174,550
Sr. Unsec’d. Notes, 144A	6.050	08/06/31		200	208,554
Sr. Unsec’d. Notes, 144A	6.250	08/15/36		255	269,104
Sr. Unsec’d. Notes, 144A	6.550	02/06/37		200	215,000
Sr. Unsec’d. Notes, 144A	6.875	08/15/55		305	327,756

					3,568,293

Honduras 0.1%

Honduras Government International Bond,
Sr. Unsec’d. Notes	6.250	01/19/27		200	200,438

See Notes to Financial Statements.

10

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Hungary 2.5%

Hungary Government International Bond,
Sr. Unsec’d. Notes	3.125%	09/21/51		200	$129,400
Sr. Unsec’d. Notes	5.500	06/16/34		300	305,655
Sr. Unsec’d. Notes	6.250	09/22/32		220	236,500
Sr. Unsec’d. Notes, 144A	5.250	06/16/29		200	203,670
Sr. Unsec’d. Notes, 144A	5.375	09/26/30		200	205,505
Sr. Unsec’d. Notes, 144A	5.500	03/26/36		600	604,687
Sr. Unsec’d. Notes, 144A	6.250	09/22/32		1,035	1,112,625
Sr. Unsec’d. Notes, 144A	6.750	09/23/55		475	514,721
Sr. Unsec’d. Notes, Series 30Y	7.625	03/29/41		760	914,136
Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes, 144A	6.125	12/04/27		400	413,752

					4,640,651

Indonesia 1.7%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	4.650	09/20/32		590	594,425
Sr. Unsec’d. Notes	6.625	02/17/37		150	171,375
Sr. Unsec’d. Notes	7.750	01/17/38		500	625,000
Sr. Unsec’d. Notes	8.500	10/12/35		400	514,000
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		290	331,325
Sr. Unsec’d. Notes, EMTN(a)	5.125	01/15/45		200	200,150
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		200	203,150
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	117,075
Perusahaan Penerbit SBSN Indonesia III,
Sr. Unsec’d. Notes	4.700	06/06/32		400	404,200

					3,160,700

Ivory Coast 1.5%

Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	650	751,096
Sr. Unsec’d. Notes	5.750	12/31/32		67	67,167
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	500	578,774
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	145	149,575
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	315	352,533
Sr. Unsec’d. Notes	8.075	04/01/36		400	420,100
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		315	331,301
Sr. Unsec’d. Notes, 144A(a)	8.075	04/01/36		200	210,050

					2,860,596

Jamaica 0.4%

Jamaica Government International Bond,
Sr. Unsec’d. Notes	6.750	04/28/28		300	308,408
Sr. Unsec’d. Notes	7.875	07/28/45		200	241,500
Sr. Unsec’d. Notes	8.000	03/15/39		120	144,900

					694,808

Jordan 0.7%

Jordan Government International Bond,
Sr. Unsec’d. Notes	5.750	01/31/27		200	200,630
Sr. Unsec’d. Notes	7.375	10/10/47		200	201,500
Sr. Unsec’d. Notes	7.750	01/15/28		550	576,813
Sr. Unsec’d. Notes, 144A	7.500	01/13/29		205	216,531

					1,195,474

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 11

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Kenya 0.8%

Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes	9.500%	03/05/36		600	$615,000
Sr. Unsec’d. Notes, 144A	8.800	10/09/38		240	234,000
Sr. Unsec’d. Notes, 144A	9.500	03/05/36		290	297,250
Sr. Unsec’d. Notes, 144A(a)	9.750	02/16/31		265	284,295

					1,430,545

Lebanon 1.1%

Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		280	63,420
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)		255	58,012
Sr. Unsec’d. Notes, EMTN	8.250	04/12/21(d)		2,723	619,482
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		245	55,737
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)		320	72,800
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)		250	56,875
Sr. Unsec’d. Notes, GMTN	6.650	11/03/28(d)		504	114,660
Sr. Unsec’d. Notes, GMTN	7.050	11/02/35(d)		280	63,980
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)		485	110,337
Sr. Unsec’d. Notes, Series 08Y	6.650	04/22/24(d)		172	39,130
Sr. Unsec’d. Notes, Series 10Y	6.000	01/27/23(d)		191	43,453
Sr. Unsec’d. Notes, Series 10Y	6.850	03/23/27(d)		495	112,612
Sr. Unsec’d. Notes, Series 15Y	6.750	11/29/27(d)		780	177,450
Sr. Unsec’d. Notes, Series 15Y	7.000	04/22/31(d)		115	26,163
Sr. Unsec’d. Notes, Series 15Y	7.000	03/23/32(d)		906	206,115
Sr. Unsec’d. Notes, Series 20Y	7.250	03/23/37(d)		1,090	249,065
Sr. Unsec’d. Notes, Series 88	8.200	05/17/33(d)		115	26,278
Sr. Unsec’d. Notes, Series 89	8.250	05/17/34(d)		55	12,568

					2,108,137

Mexico 2.3%

Mexican Bonos,
Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	171	865,895
Mexico Government International Bond,
Sr. Unsec’d. Notes	3.771	05/24/61		200	129,300
Sr. Unsec’d. Notes	4.280	08/14/41		200	164,200
Sr. Unsec’d. Notes	4.600	02/10/48		300	240,450
Sr. Unsec’d. Notes	4.875	05/19/33		330	320,265
Sr. Unsec’d. Notes	5.850	07/02/32		220	227,810
Sr. Unsec’d. Notes	6.000	05/13/30		570	600,210
Sr. Unsec’d. Notes	6.000	05/07/36		345	354,574
Sr. Unsec’d. Notes	6.338	05/04/53		290	287,970
Sr. Unsec’d. Notes	6.400	05/07/54		200	199,800
Sr. Unsec’d. Notes	7.375	05/13/55		200	224,500
Sr. Unsec’d. Notes, MTN	4.750	03/08/44		140	118,300
Sr. Unsec’d. Notes, Series 10	5.625	09/22/35		340	338,640
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34		203	222,589

					4,294,503

Mongolia 0.3%

Mongolia Government International Bond,
Sr. Unsec’d. Notes	8.650	01/19/28		200	212,250
Sr. Unsec’d. Notes, 144A	6.625	02/25/30		200	205,000
Sr. Unsec’d. Notes, 144A	7.875	06/05/29		200	212,750

					630,000

See Notes to Financial Statements.

12

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Montenegro 0.1%

Montenegro Government International Bond,
Sr. Unsec’d. Notes, 144A	7.250%	03/12/31	200	$214,700

Morocco 0.4%

Morocco Government International Bond,
Sr. Unsec’d. Notes	4.000	12/15/50	200	149,250
Sr. Unsec’d. Notes	6.500	09/08/33	200	219,500
Sr. Unsec’d. Notes, 144A	6.500	09/08/33	395	433,512

				802,262

Nigeria 1.7%

Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.696	02/23/38	200	187,750
Sr. Unsec’d. Notes	7.875	02/16/32	200	200,250
Sr. Unsec’d. Notes	8.747	01/21/31	400	419,000
Sr. Unsec’d. Notes	9.625	06/09/31	500	544,065
Sr. Unsec’d. Notes	10.375	12/09/34	400	449,100
Sr. Unsec’d. Notes, 144A	9.625	06/09/31	200	217,626
Sr. Unsec’d. Notes, 144A	10.375	12/09/34	475	533,306
Sr. Unsec’d. Notes, EMTN	8.250	09/28/51	250	231,250
Sr. Unsec’d. Notes, EMTN	8.375	03/24/29	400	415,124

				3,197,471

Oman 2.0%

Oman Government International Bond,
Sr. Unsec’d. Notes	5.625	01/17/28	880	902,550
Sr. Unsec’d. Notes	6.500	03/08/47	435	477,004
Sr. Unsec’d. Notes	6.750	10/28/27	400	416,944
Sr. Unsec’d. Notes	7.000	01/25/51	750	864,045
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	224,062
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	850	894,200

				3,778,805

Pakistan 0.9%

Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	480	479,040
Sr. Unsec’d. Notes, 144A, MTN(a)	7.375	04/08/31	200	197,000
Sr. Unsec’d. Notes, EMTN	6.000	04/08/26	810	805,950
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	200	197,000

				1,678,990

Panama 2.1%

Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30	780	730,287
Sr. Unsec’d. Notes	4.300	04/29/53	270	206,820
Sr. Unsec’d. Notes	4.500	04/01/56	1,492	1,138,891
Sr. Unsec’d. Notes(a)	6.875	01/31/36	796	862,981
Sr. Unsec’d. Notes	7.500	03/01/31	750	832,875
Sr. Unsec’d. Notes	9.375	04/01/29	65	74,161

				3,846,015

Papua New Guinea 0.1%

Papua New Guinea Government International Bond,
Sr. Unsec’d. Notes	8.375	10/04/28	220	226,464

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 13

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Paraguay 0.6%

Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.950%	04/28/31		200	$202,625
Sr. Unsec’d. Notes	6.100	08/11/44		300	310,098
Sr. Unsec’d. Notes, 144A	5.400	03/30/50		200	185,775
Sr. Unsec’d. Notes, 144A	6.000	02/09/36		200	213,312
Sr. Unsec’d. Notes, 144A	6.650	03/04/55		200	216,375

					1,128,185

Peru 1.5%

Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60		200	113,400
Sr. Unsec’d. Notes	2.783	01/23/31		300	277,650
Sr. Unsec’d. Notes	3.000	01/15/34		505	439,602
Sr. Unsec’d. Notes	3.230	07/28/2121		110	62,590
Sr. Unsec’d. Notes	3.600	01/15/72		515	331,789
Sr. Unsec’d. Notes	5.500	03/30/36		170	174,760
Sr. Unsec’d. Notes	5.625	11/18/50		300	298,800
Sr. Unsec’d. Notes	5.875	08/08/54		345	349,313
Sr. Unsec’d. Notes	6.550	03/14/37		225	252,000
Sr. Unsec’d. Notes(a)	8.750	11/21/33		450	569,250

					2,869,154

Philippines 1.6%

Philippine Government International Bond,
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	165	140,145
Sr. Unsec’d. Notes	2.650	12/10/45		200	134,250
Sr. Unsec’d. Notes	3.200	07/06/46		200	146,750
Sr. Unsec’d. Notes	3.700	03/01/41		200	170,250
Sr. Unsec’d. Notes	3.950	01/20/40		450	403,875
Sr. Unsec’d. Notes	4.200	03/29/47		300	256,875
Sr. Unsec’d. Notes	5.000	07/17/33		500	513,750
Sr. Unsec’d. Notes	5.500	02/04/35		750	798,984
Sr. Unsec’d. Notes	5.609	04/13/33		200	213,500
Sr. Unsec’d. Notes	6.375	10/23/34		200	225,688

					3,004,067

Poland 0.8%

Republic of Poland Government International Bond,
Bonds, Series 10Y	5.375	02/12/35		375	391,969
Sr. Unsec’d. Notes, Series 30Y	5.500	04/04/53		785	770,548
Sr. Unsec’d. Notes, Series 30Y	5.500	03/18/54		306	300,874

					1,463,391

Qatar 0.4%

Qatar Government International Bond,
Sr. Unsec’d. Notes	5.103	04/23/48		222	221,938
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		470	451,853

					673,791

Romania 3.6%

Romanian Government International Bond,
Bonds, 144A	6.625	05/16/36		1,100	1,129,524
Sr. Unsec’d. Notes	5.125	06/15/48		180	149,850
Sr. Unsec’d. Notes	5.875	01/30/29		420	432,062

See Notes to Financial Statements.

14

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania (cont’d.)

Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.750%	09/16/30		800	$818,600
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		520	532,314
Sr. Unsec’d. Notes, 144A	6.625	02/17/28		400	416,180
Sr. Unsec’d. Notes, 144A	7.125	01/17/33		478	515,346
Sr. Unsec’d. Notes, 144A	7.500	02/10/37		378	414,265
Sr. Unsec’d. Notes, 144A	7.625	01/17/53		226	250,265
Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34		452	453,695
Sr. Unsec’d. Notes, EMTN	2.000	04/14/33	EUR	260	242,748
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	440	439,809
Sr. Unsec’d. Notes, EMTN	5.375	03/22/31	EUR	380	453,066
Sr. Unsec’d. Notes, EMTN	6.000	05/25/34		80	80,300
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	230	290,494

					6,618,518

Saudi Arabia 2.5%

Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/16/34		385	394,727
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/18/53		600	549,441
Sr. Unsec’d. Notes, 144A, MTN	5.250	01/16/50		400	388,876
Sr. Unsec’d. Notes, 144A, MTN	5.750	01/16/54		365	373,715
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		1,100	969,650
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		940	835,425
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		800	744,248
Sr. Unsec’d. Notes, EMTN	5.250	01/16/50		480	466,651

					4,722,733

Senegal 0.4%

Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	185	179,389
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	700	526,876

					706,265

Serbia 1.4%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,265	1,363,923
Sr. Unsec’d. Notes	6.500	09/26/33		280	304,691
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	208,376
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		655	712,758

					2,589,748

South Africa 2.5%

Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	8,227	422,516
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	7.100	11/19/36		200	214,950
Sr. Unsec’d. Notes	7.950	11/19/54		1,030	1,098,011
Sr. Unsec’d. Notes, 144A	7.100	11/19/36		285	306,304
Sr. Unsec’d. Notes, 144A	7.950	11/19/54		200	213,206
Sr. Unsec’d. Notes, Series 10Y(a)	4.850	09/30/29		570	570,570
Sr. Unsec’d. Notes, Series 12Y	5.875	06/22/30		325	336,234
Sr. Unsec’d. Notes, Series 30Y	5.750	09/30/49		1,115	940,502
Sr. Unsec’d. Notes, Series 30Y	7.300	04/20/52		480	482,138

					4,584,431

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 15

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Sri Lanka 1.4%

Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	3.600%(cc)	06/15/35	377	$291,231
Sr. Unsec’d. Notes	3.600(cc)	05/15/36	241	219,958
Sr. Unsec’d. Notes	3.600(cc)	02/15/38	315	290,449
Sr. Unsec’d. Notes, 144A	3.100(cc)	01/15/30	381	358,773
Sr. Unsec’d. Notes, 144A	3.350(cc)	03/15/33	652	567,879
Sr. Unsec’d. Notes, 144A	3.600(cc)	06/15/35	255	197,437
Sr. Unsec’d. Notes, 144A	3.600(cc)	05/15/36	291	265,565
Sr. Unsec’d. Notes, 144A	3.600(cc)	02/15/38	226	208,797
Sr. Unsec’d. Notes, 144A	4.000	04/15/28	282	269,838

				2,669,927

Turkey 4.6%

Turkiye Government International Bond,
Sr. Unsec’d. Notes	6.800	11/04/36	550	547,250
Sr. Unsec’d. Notes	7.125	07/17/32	670	698,140
Sr. Unsec’d. Notes	9.125	07/13/30	1,245	1,412,166
Sr. Unsec’d. Notes, Series 06Y	9.375	03/14/29	1,251	1,401,908
Sr. Unsec’d. Notes, Series 07Y	7.125	02/12/32	400	415,600
Sr. Unsec’d. Notes, Series 10Y	5.250	03/13/30	810	799,673
Sr. Unsec’d. Notes, Series 10Y	5.950	01/15/31	800	799,504
Sr. Unsec’d. Notes, Series 10Y	7.625	04/26/29	940	1,004,860
Sr. Unsec’d. Notes, Series 10Y(a)	9.375	01/19/33	600	698,814
Sr. Unsec’d. Notes, Series 30Y	5.750	05/11/47	1,000	810,750

				8,588,665

Ukraine 1.3%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	02/01/30	60	31,650
Sr. Unsec’d. Notes	0.000(cc)	02/01/34	130	54,145
Sr. Unsec’d. Notes	0.000(cc)	02/01/35	195	99,158
Sr. Unsec’d. Notes	4.500(cc)	02/01/29	250	171,500
Sr. Unsec’d. Notes	4.500(cc)	02/01/34	160	89,760
Sr. Unsec’d. Notes	4.500(cc)	02/01/35	55	30,525
Sr. Unsec’d. Notes	4.500(cc)	02/01/36	40	21,940
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/30	179	94,415
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/34	349	145,297
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/35	345	175,549
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/36	391	198,445
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/29	65	44,488
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/34	672	377,043
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/35	857	475,851
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/36	702	385,248

				2,395,014

United Arab Emirates 1.0%

Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125	09/30/49	400	295,882
Sr. Unsec’d. Notes, 144A	3.125	09/30/49	200	147,941
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50	200	167,129
Sr. Unsec’d. Notes, EMTN	3.875	04/16/50	559	467,125

See Notes to Financial Statements.

16

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

United Arab Emirates (cont’d.)

Emirate of Dubai Government International Bonds,
Sr. Unsec’d. Notes, EMTN	5.250%	01/30/43	390	$388,122
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A	6.500	11/23/32	355	385,509

				1,851,708

Uruguay 1.3%

Oriental Republic of Uruguay,
Sr. Unsec’d. Notes	5.250	09/10/60	130	124,605
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.975	04/20/55	650	605,475
Sr. Unsec’d. Notes	5.100	06/18/50	500	482,750
Sr. Unsec’d. Notes	7.625	03/21/36	660	805,976
Sr. Unsec’d. Notes	7.875	01/15/33	375	450,094

				2,468,900

Uzbekistan 0.4%

Republic of Uzbekistan International Bond,
Sr. Unsec’d. Notes	6.900	02/28/32	410	444,030
Sr. Unsec’d. Notes, EMTN	5.375	02/20/29	200	201,025

				645,055

Venezuela 0.5%

Venezuela Government International Bond,
Sr. Unsec’d. Notes	8.250	10/13/24(d)	260	66,690
Sr. Unsec’d. Notes	9.000	05/07/23(d)	545	142,703
Sr. Unsec’d. Notes	9.250	09/15/27(d)	1,090	337,900
Sr. Unsec’d. Notes	9.375	01/13/34(d)	235	74,612
Sr. Unsec’d. Notes	11.750	10/21/26(d)	445	133,500
Sr. Unsec’d. Notes	12.750	08/23/22(d)	840	246,540

				1,001,945

Zambia 0.7%

Zambia Government International Bond,
Unsec’d. Notes	0.500	12/31/53	145	100,837
Unsec’d. Notes	5.750(cc)	06/30/33	460	441,157
Unsec’d. Notes, 144A	0.500	12/31/53	226	157,291
Unsec’d. Notes, 144A	5.750(cc)	06/30/33	603	578,911

				1,278,196

TOTAL SOVEREIGN BONDS (cost $129,390,307)				140,013,940

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Notes(k)	3.500	09/30/26	505	503,836
U.S. Treasury Notes(k)	3.750	08/31/26	380	379,926
U.S. Treasury Notes(k)	3.750	04/30/27	585	585,960
U.S. Treasury Notes(k)	4.125	10/31/26	800	802,938
U.S. Treasury Notes	4.125	11/15/27	914	923,354
U.S. Treasury Notes(k)	4.250	11/30/26	1,200	1,206,609

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,377,839)				4,402,623

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 17

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Principal Amount (000)#	Value

TOTAL LONG-TERM INVESTMENTS 96.6% (cost $168,487,130)		179,993,479

	Shares

SHORT-TERM INVESTMENTS 6.0%

AFFILIATED MUTUAL FUNDS 6.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	4,549,281	$4,549,281
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $6,577,204; includes $6,551,690 of cash collateral for securities on loan)(b)(wb)	6,581,760	6,577,812

TOTAL AFFILIATED MUTUAL FUNDS (cost $11,126,485)		11,127,093

OPTIONS PURCHASED*~ 0.0%
(cost $8,570)		3,046

TOTAL SHORT-TERM INVESTMENTS
(cost $11,135,055)		11,130,139

OPTIONS WRITTEN*~ (0.1)%
(premiums received $212,453)		(125,109)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.5%
(cost $179,409,732)		190,998,509
Liabilities in excess of other assets(z) (2.5)%		(4,628,040)

NET ASSETS 100.0%		$186,370,469

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,536 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,422,311; cash collateral of $6,551,690 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CZK	Call	JPM	11/05/25	26.00	—	EUR	571	$—
Currency Option EUR vs CZK	Call	JPM	11/05/25	26.00	—	EUR	234	—
Currency Option EUR vs HUF	Call	CITI	11/04/25	440.00	—	EUR	398	—
Currency Option EUR vs HUF	Call	MSI	11/05/25	430.00	—	EUR	390	—
Currency Option EUR vs HUF	Call	MSI	11/26/25	430.00	—	EUR	390	10
Currency Option EUR vs PLN	Call	MSI	11/13/25	5.00	—	EUR	393	—
Currency Option EUR vs PLN	Call	JPM	01/20/26	5.00	—	EUR	196	8
Currency Option EUR vs RON	Call	CITI	11/05/25	5.80	—	EUR	420	—

See Notes to Financial Statements.

18

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs TRY	Call	JPM	11/18/25	99.00	—	EUR	790	$263
Currency Option EUR vs TRY	Call	CITI	11/20/25	99.00	—	EUR	786	329
Currency Option EUR vs TRY	Call	JPM	11/27/25	99.00	—	EUR	1,375	574
Currency Option USD vs BRL	Call	HSBC	11/06/25	7.00	—		522	—
Currency Option USD vs BRL	Call	MSI	11/25/25	7.00	—		522	8
Currency Option USD vs CNH	Call	CITI	12/05/25	7.70	—		4,190	4
Currency Option USD vs COP	Call	MSI	11/13/25	5,000.00	—		456	—
Currency Option USD vs KRW	Call	MSI	11/12/25	1,600.00	—		183	—
Currency Option USD vs KRW	Call	JPM	12/22/25	1,650.00	—		1,199	16
Currency Option USD vs TRY	Call	JPM	11/11/25	99.00	—		529	67
Currency Option USD vs TRY	Call	CITI	11/13/25	99.00	—		912	110
Currency Option USD vs TRY	Call	JPM	11/27/25	99.00	—		529	274
Currency Option USD vs TWD	Call	MSI	11/13/25	34.00	—		456	1
Currency Option USD vs TWD	Call	JPM	11/20/25	33.00	—		460	17
Currency Option USD vs ZAR	Call	MSI	11/13/25	21.00	—		456	1
Currency Option EUR vs PLN	Put	JPM	01/20/26	4.20	—	EUR	588	830
Currency Option EUR vs USD	Put	CITI	11/04/25	1.00	—	EUR	419	—
Currency Option USD vs CLP	Put	CITI	11/13/25	800.00	—		461	—
Currency Option USD vs CNH	Put	CITI	12/05/25	6.90	—		4,190	522
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		3,152	2
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		1,496	1
Currency Option USD vs JPY	Put	CITI	11/13/25	130.00	—		914	—
Currency Option USD vs JPY	Put	MSI	11/20/25	130.00	—		461	—
Currency Option USD vs JPY	Put	CITI	12/02/25	125.00	—		920	1
Currency Option USD vs TWD	Put	MSI	11/12/25	22.00	—		998	—
Currency Option USD vs TWD	Put	MSI	11/19/25	23.00	—		517	—
Currency Option USD vs TWD	Put	CITI	11/19/25	27.00	—		690	8
Currency Option USD vs TWD	Put	MSI	11/21/25	20.00	—		258	—
Currency Option USD vs ZAR	Put	MSI	11/13/25	15.00	—		424	—

Total Options Purchased (cost $8,570)								$3,046

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CZK	Call	JPM	11/05/25	24.28	—	EUR	571	$(1,953)
Currency Option EUR vs CZK	Call	JPM	11/05/25	24.36	—	EUR	234	(269)
Currency Option EUR vs HUF	Call	CITI	11/04/25	390.00	—	EUR	398	(171)
Currency Option EUR vs HUF	Call	MSI	11/26/25	390.00	—	EUR	390	(1,751)
Currency Option EUR vs PLN	Call	MSI	11/13/25	4.25	—	EUR	393	(1,727)
Currency Option EUR vs PLN	Call	JPM	01/20/26	4.29	—	EUR	196	(1,462)
Currency Option EUR vs RON	Call	CITI	11/05/25	5.11	—	EUR	420	(298)
Currency Option EUR vs TRY	Call	JPM	11/18/25	52.00	—	EUR	790	(3,236)
Currency Option EUR vs TRY	Call	CITI	11/20/25	52.00	—	EUR	786	(3,808)
Currency Option EUR vs TRY	Call	JPM	11/27/25	52.00	—	EUR	1,375	(9,128)
Currency Option USD vs BRL	Call	MSI	11/25/25	5.50	—		522	(2,877)
Currency Option USD vs CNH	Call	CITI	12/05/25	7.22	—		4,190	(709)
Currency Option USD vs COP	Call	MSI	11/13/25	3,950.00	—		456	(1,268)
Currency Option USD vs KRW	Call	MSI	11/12/25	1,400.00	—		183	(3,792)
Currency Option USD vs KRW	Call	JPM	12/22/25	1,385.00	—		1,199	(37,679)
Currency Option USD vs TRY	Call	JPM	11/11/25	44.00	—		529	(929)
Currency Option USD vs TRY	Call	CITI	11/13/25	44.50	—		912	(1,604)
Currency Option USD vs TRY	Call	JPM	11/27/25	43.00	—		529	(4,491)
Currency Option USD vs TWD	Call	MSI	11/13/25	30.30	—		456	(7,705)
Currency Option USD vs TWD	Call	JPM	11/20/25	30.25	—		460	(8,682)
Currency Option USD vs ZAR	Call	MSI	11/13/25	17.60	—		456	(1,086)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 19

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs USD	Put	CITI	11/04/25	1.18	—	EUR	419	$(9,374)
Currency Option USD vs CLP	Put	CITI	11/13/25	940.00	—		461	(3,049)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		2,328	(2,083)
Currency Option USD vs JPY	Put	CITI	11/13/25	150.90	—		914	(789)
Currency Option USD vs JPY	Put	MSI	11/20/25	150.90	—		461	(837)
Currency Option USD vs JPY	Put	CITI	12/02/25	154.00	—		920	(9,568)
Currency Option USD vs TWD	Put	MSI	11/12/25	29.25	—		998	(48)
Currency Option USD vs TWD	Put	MSI	11/19/25	29.50	—		517	(145)
Currency Option USD vs TWD	Put	CITI	11/19/25	30.30	—		690	(1,035)
Currency Option USD vs TWD	Put	MSI	11/21/25	29.50	—		258	(86)
Currency Option USD vs ZAR	Put	MSI	11/13/25	17.40	—		424	(3,470)

Total Options Written (premiums received $ 212,453)								$(125,109)

Futures contracts outstanding at October 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
27	5 Year U.S. Treasury Notes	Dec. 2025	$2,948,695	$(15,710)
38	10 Year U.S. Treasury Notes	Dec. 2025	4,281,531	(11,240)
26	10 Year U.S. Ultra Treasury Notes	Dec. 2025	3,002,594	(2,567)
22	20 Year U.S. Treasury Bonds	Dec. 2025	2,580,875	(26,804)
44	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	5,336,375	14,288

				(42,033)

Short Positions:
44	5 Year Euro-Bobl	Dec. 2025	5,997,745	(12,732)
18	10 Year Euro-Bund	Dec. 2025	2,684,545	(17,262)
4	Euro Schatz Index	Dec. 2025	493,703	365

				(29,629)

				$(71,662)

Forward foreign currency exchange contracts outstanding at October 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 11/04/25	CITI	ARS	198,380	$140,000	$132,085	$—	$(7,915)
Brazilian Real,
Expiring 11/04/25	GSI	BRL	16,296	3,042,590	3,024,948	—	(17,642)
Expiring 11/04/25	MSI	BRL	1,972	364,000	366,052	2,052	—
Expiring 12/02/25	GSI	BRL	15,743	2,926,637	2,902,535	—	(24,102)
Chilean Peso,
Expiring 12/17/25	BNP	CLP	597,703	626,000	634,224	8,224	—
Expiring 12/17/25	CA	CLP	565,392	582,837	599,940	17,103	—
Expiring 12/17/25	TD	CLP	263,971	282,000	280,101	—	(1,899)
Chinese Renminbi,
Expiring 12/17/25	BNY	CNH	2,724	384,790	383,632	—	(1,158)
Expiring 12/17/25	BOA	CNH	4,621	651,000	650,895	—	(105)
Expiring 12/17/25	BOA	CNH	2,840	399,481	400,047	566	—
Expiring 12/17/25	HSBC	CNH	6,438	909,000	906,697	—	(2,303)
Expiring 12/17/25	JPM	CNH	8,570	1,207,000	1,206,998	—	(2)
Expiring 12/17/25	JPM	CNH	4,655	656,000	655,675	—	(325)

See Notes to Financial Statements.

20

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 12/17/25	MSI	CNH	5,390	$759,000	$759,191	$191	$—
Expiring 12/17/25	MSI	CNH	4,781	674,000	673,392	—	(608)
Expiring 12/17/25	MSI	CNH	2,510	354,000	353,476	—	(524)
Expiring 12/17/25	UAG	CNH	4,088	576,000	575,788	—	(212)
Colombian Peso,
Expiring 12/17/25	BNY	COP	1,303,907	332,969	336,074	3,105	—
Expiring 12/17/25	BNY	COP	900,000	228,833	231,970	3,137	—
Expiring 12/17/25	BOA	COP	1,365,601	347,000	351,975	4,975	—
Expiring 12/17/25	HSBC	COP	1,389,801	357,000	358,213	1,213	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	9,525	458,000	452,081	—	(5,919)
Egyptian Pound,
Expiring 11/12/25	SCB	EGP	12,026	229,500	253,506	24,006	—
Expiring 11/24/25	CITI	EGP	18,106	369,510	380,090	10,580	—
Expiring 12/17/25	CITI	EGP	29,744	554,828	618,354	63,526	—
Expiring 01/08/26	CITI	EGP	35,026	660,873	721,723	60,850	—
Expiring 01/08/26	SCB	EGP	5,363	104,500	110,504	6,004	—
Expiring 01/22/26	CITI	EGP	18,106	356,698	371,384	14,686	—
Expiring 03/12/26	CITI	EGP	6,322	121,818	127,269	5,451	—
Expiring 03/12/26	CITI	EGP	6,274	120,977	126,293	5,316	—
Euro,
Expiring 11/05/25	CITI	EUR	1,306	1,522,000	1,505,931	—	(16,069)
Expiring 01/22/26	CITI	EUR	195	229,000	225,724	—	(3,276)
Expiring 01/22/26	MSI	EUR	383	447,803	443,902	—	(3,901)
Indian Rupee,
Expiring 12/17/25	BOA	INR	67,658	759,000	760,156	1,156	—
Expiring 12/17/25	BOA	INR	30,348	344,000	340,968	—	(3,032)
Expiring 12/17/25	CITI	INR	24,628	276,300	276,702	402	—
Expiring 12/17/25	HSBC	INR	56,757	636,000	637,676	1,676	—
Expiring 12/17/25	HSBC	INR	25,546	288,000	287,021	—	(979)
Expiring 12/17/25	MSI	INR	24,860	279,000	279,312	312	—
Expiring 12/17/25	SCB	INR	665,844	7,511,992	7,480,934	—	(31,058)
Expiring 12/17/25	SCB	INR	60,660	681,000	681,532	532	—
Expiring 12/17/25	SCB	INR	56,244	631,000	631,918	918	—
Indonesian Rupiah,
Expiring 12/17/25	BOA	IDR	8,499,105	511,000	510,602	—	(398)
Expiring 12/17/25	HSBC	IDR	16,454,604	991,000	988,545	—	(2,455)
Expiring 12/17/25	HSBC	IDR	10,915,975	665,000	655,800	—	(9,200)
Expiring 12/17/25	HSBC	IDR	10,071,547	603,000	605,069	2,069	—
Expiring 12/17/25	HSBC	IDR	9,459,936	576,000	568,326	—	(7,674)
Expiring 12/17/25	HSBC	IDR	9,451,236	568,000	567,803	—	(197)
Expiring 12/17/25	HSBC	IDR	8,627,542	523,500	518,318	—	(5,182)
Expiring 12/17/25	HSBC	IDR	7,323,159	442,000	439,954	—	(2,046)
Expiring 12/17/25	HSBC	IDR	6,420,801	386,000	385,743	—	(257)
Expiring 12/17/25	HSBC	IDR	6,231,234	379,000	374,355	—	(4,645)
Expiring 12/17/25	HSBC	IDR	5,848,603	349,500	351,367	1,867	—
Expiring 12/17/25	SCB	IDR	7,840,553	471,000	471,038	38	—
Japanese Yen,
Expiring 01/22/26	BNP	JPY	154,134	1,024,008	1,008,491	—	(15,517)
Expiring 01/22/26	MSI	JPY	74,820	497,207	489,542	—	(7,665)
Malaysian Ringgit,
Expiring 12/17/25	BARC	MYR	1,913	454,806	457,437	2,631	—
Expiring 12/17/25	BARC	MYR	1,751	416,253	418,710	2,457	—
Mexican Peso,
Expiring 12/17/25	BARC	MXN	16,842	909,593	902,009	—	(7,584)
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	30,017	1,002,752	976,399	—	(26,353)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 21

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	4,164	$1,182,287	$1,235,248	$52,961	$—
Expiring 12/17/25	CITI	PEN	2,082	592,051	617,624	25,573	—
Expiring 12/17/25	CITI	PEN	1,772	503,000	525,654	22,654	—
Expiring 12/17/25	CITI	PEN	1,588	469,000	471,145	2,145	—
Expiring 12/17/25	CITI	PEN	1,355	399,000	402,009	3,009	—
Expiring 12/17/25	CITI	PEN	1,286	381,000	381,385	385	—
Expiring 12/17/25	CITI	PEN	1,122	333,000	332,874	—	(126)
Expiring 12/17/25	CITI	PEN	1,047	308,000	310,545	2,545	—
Expiring 12/17/25	CITI	PEN	899	266,000	266,710	710	—
Expiring 12/17/25	CITI	PEN	738	218,400	218,829	429	—
Expiring 12/17/25	CITI	PEN	570	167,960	169,112	1,152	—
Expiring 12/17/25	CITI	PEN	469	137,293	139,110	1,817	—
Expiring 12/17/25	CITI	PEN	466	137,270	138,171	901	—
Expiring 12/17/25	SCB	PEN	1,680	478,000	498,380	20,380	—
Expiring 12/17/25	SCB	PEN	1,654	486,000	490,602	4,602	—
Expiring 12/17/25	SSB	PEN	2,082	590,825	617,624	26,799	—
Philippine Peso,
Expiring 12/17/25	MSI	PHP	201,287	3,501,160	3,426,716	—	(74,444)
Expiring 12/17/25	SCB	PHP	33,893	592,000	576,994	—	(15,006)
Expiring 12/17/25	UAG	PHP	10,840	185,196	184,532	—	(664)
Singapore Dollar,
Expiring 12/17/25	BNY	SGD	784	615,006	604,164	—	(10,842)
Expiring 12/17/25	BOA	SGD	722	561,405	556,586	—	(4,819)
Expiring 12/17/25	MSI	SGD	541	423,000	417,450	—	(5,550)
Expiring 12/17/25	MSI	SGD	512	395,001	395,035	34	—
Expiring 12/17/25	UAG	SGD	466	364,000	359,494	—	(4,506)
South African Rand,
Expiring 12/17/25	BARC	ZAR	24,870	1,436,314	1,429,782	—	(6,532)
Expiring 12/17/25	BARC	ZAR	11,260	644,289	647,340	3,051	—
Expiring 12/17/25	BOA	ZAR	3,833	218,601	220,334	1,733	—
Thai Baht,
Expiring 12/17/25	BNY	THB	8,964	284,411	278,278	—	(6,133)
Expiring 12/17/25	BOA	THB	9,556	296,000	296,673	673	—
Expiring 12/17/25	BOA	THB	8,324	257,422	258,423	1,001	—
Expiring 12/17/25	CITI	THB	12,842	395,000	398,670	3,670	—
Expiring 12/17/25	HSBC	THB	8,995	275,000	279,254	4,254	—
Expiring 12/17/25	HSBC	THB	7,900	242,000	245,240	3,240	—
Expiring 12/17/25	JPM	THB	12,042	375,000	373,839	—	(1,161)
Expiring 12/17/25	JPM	THB	11,716	360,000	363,703	3,703	—
Expiring 12/17/25	MSI	THB	7,585	234,000	235,477	1,477	—
Expiring 12/17/25	SCB	THB	16,502	508,000	512,310	4,310	—

				$61,963,446	$62,061,712	438,251	(339,985)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 11/04/25	CITI	ARS	198,380	$139,214	$132,085	$7,129	$—
Brazilian Real,
Expiring 11/04/25	DB	BRL	1,067	198,577	198,115	462	—
Expiring 11/04/25	GSI	BRL	15,743	2,946,135	2,922,326	23,809	—
Expiring 11/04/25	GSI	BRL	1,458	272,000	270,559	1,441	—
British Pound,
Expiring 01/22/26	BNY	GBP	102	135,990	134,397	1,593	—

See Notes to Financial Statements.

22

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 12/17/25	BOA	CLP	284,681	$296,000	$302,076	$—	$(6,076)
Expiring 12/17/25	CITI	CLP	295,257	308,000	313,297	—	(5,297)
Expiring 12/17/25	CITI	CLP	227,060	236,000	240,935	—	(4,935)
Expiring 12/17/25	HSBC	CLP	615,958	649,000	653,595	—	(4,595)
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	3,998	565,000	563,076	1,924	—
Expiring 12/17/25	TD	CNH	43,410	6,124,130	6,113,943	10,187	—
Colombian Peso,
Expiring 12/17/25	BNY	COP	4,914,728	1,231,669	1,266,742	—	(35,073)
Expiring 12/17/25	CITI	COP	686,030	175,500	176,820	—	(1,320)
Expiring 12/17/25	CITI	COP	680,581	174,240	175,416	—	(1,176)
Expiring 12/17/25	GSI	COP	4,144,022	1,036,006	1,068,097	—	(32,091)
Expiring 12/17/25	GSI	COP	3,656,104	911,451	942,339	—	(30,888)
Expiring 12/17/25	HSBC	COP	687,118	176,500	177,101	—	(601)
Expiring 12/17/25	MSI	COP	4,144,022	1,043,204	1,068,097	—	(24,893)
Czech Koruna,
Expiring 01/22/26	BNP	CZK	37,178	1,785,229	1,764,505	20,724	—
Egyptian Pound,
Expiring 01/08/26	CITI	EGP	10,316	197,950	212,571	—	(14,621)
Euro,
Expiring 11/05/25	BOA	EUR	360	417,028	414,642	2,386	—
Expiring 11/05/25	CITI	EUR	953	1,104,972	1,098,517	6,455	—
Expiring 01/22/26	DB	EUR	3,049	3,543,966	3,530,711	13,255	—
Expiring 01/22/26	SSB	EUR	2,287	2,679,897	2,648,032	31,865	—
Expiring 01/22/26	UAG	EUR	2,287	2,672,340	2,648,033	24,307	—
Indian Rupee,
Expiring 12/17/25	BOA	INR	134,218	1,522,000	1,507,978	14,022	—
Expiring 12/17/25	BOA	INR	47,759	539,000	536,590	2,410	—
Expiring 12/17/25	BOA	INR	40,304	454,369	452,830	1,539	—
Expiring 12/17/25	BOA	INR	29,436	334,000	330,724	3,276	—
Expiring 12/17/25	DB	INR	12,313	138,211	138,345	—	(134)
Expiring 12/17/25	MSI	INR	83,576	945,600	938,997	6,603	—
Expiring 12/17/25	MSI	INR	31,687	359,000	356,013	2,987	—
Expiring 12/17/25	SCB	INR	46,181	522,000	518,859	3,141	—
Indonesian Rupiah,
Expiring 12/17/25	BARC	IDR	4,361,071	262,126	262,000	126	—
Expiring 12/17/25	BOA	IDR	4,509,467	271,000	270,916	84	—
Expiring 12/17/25	BOA	IDR	4,465,856	268,500	268,296	204	—
Expiring 12/17/25	HSBC	IDR	4,232,745	255,000	254,291	709	—
Expiring 12/17/25	HSBC	IDR	2,253,753	135,450	135,399	51	—
Expiring 12/17/25	HSBC	IDR	1,932,067	116,100	116,073	27	—
Expiring 12/17/25	JPM	IDR	9,810,447	593,533	589,383	4,150	—
Expiring 12/17/25	JPM	IDR	4,502,665	271,000	270,507	493	—
Expiring 12/17/25	SCB	IDR	7,315,365	443,000	439,486	3,514	—
Mexican Peso,
Expiring 12/17/25	DB	MXN	34,740	1,844,724	1,860,633	—	(15,909)
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	3,409	112,099	110,896	1,203	—
Peruvian Nuevo Sol,
Expiring 12/17/25	BOA	PEN	876	250,286	259,976	—	(9,690)
Expiring 12/17/25	CITI	PEN	2,094	598,000	620,971	—	(22,971)
Expiring 12/17/25	CITI	PEN	1,448	414,000	429,623	—	(15,623)
Expiring 12/17/25	CITI	PEN	1,440	412,000	427,010	—	(15,010)
Expiring 12/17/25	CITI	PEN	1,406	401,000	417,012	—	(16,012)
Expiring 12/17/25	CITI	PEN	1,139	325,000	337,859	—	(12,859)
Expiring 12/17/25	CITI	PEN	1,110	318,000	329,329	—	(11,329)
Expiring 12/17/25	SCB	PEN	1,440	412,000	427,045	—	(15,045)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 23

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 12/17/25	SSB	PEN	1,477	$420,000	$438,099	$—	$(18,099)
Philippine Peso,
Expiring 12/17/25	BARC	PHP	14,659	255,922	249,550	6,372	—
Expiring 12/17/25	CITI	PHP	26,945	462,000	458,716	3,284	—
Expiring 12/17/25	CITI	PHP	26,416	452,500	449,715	2,785	—
Expiring 12/17/25	CITI	PHP	20,476	350,000	348,591	1,409	—
Expiring 12/17/25	CITI	PHP	20,316	346,000	345,868	132	—
Expiring 12/17/25	CITI	PHP	17,323	295,000	294,912	88	—
Expiring 12/17/25	CITI	PHP	8,735	147,420	148,704	—	(1,284)
Expiring 12/17/25	HSBC	PHP	30,626	521,000	521,371	—	(371)
Expiring 12/17/25	HSBC	PHP	24,705	424,000	420,579	3,421	—
Expiring 12/17/25	HSBC	PHP	21,002	360,000	357,533	2,467	—
Expiring 12/17/25	MSI	PHP	12,548	215,233	213,619	1,614	—
Expiring 12/17/25	SCB	PHP	11,226	192,696	191,111	1,585	—
Expiring 12/17/25	SCB	PHP	7,431	126,100	126,498	—	(398)
Polish Zloty,
Expiring 01/22/26	JPM	PLN	2,714	744,000	734,377	9,623	—
Expiring 01/22/26	JPM	PLN	1,305	356,000	353,168	2,832	—
Expiring 01/22/26	MSI	PLN	845	231,469	228,745	2,724	—
Expiring 01/22/26	MSI	PLN	688	187,713	186,261	1,452	—
Expiring 01/22/26	UAG	PLN	802	220,531	217,081	3,450	—
Singapore Dollar,
Expiring 12/17/25	BOA	SGD	443	347,000	341,748	5,252	—
Expiring 12/17/25	BOA	SGD	391	303,000	301,252	1,748	—
Expiring 12/17/25	CITI	SGD	772	599,000	595,404	3,596	—
Expiring 12/17/25	JPM	SGD	787	619,000	607,149	11,851	—
Expiring 12/17/25	JPM	SGD	480	371,000	369,775	1,225	—
Expiring 12/17/25	MSI	SGD	9,898	7,749,240	7,632,243	116,997	—
Expiring 12/17/25	TD	SGD	446	345,000	344,263	737	—
Expiring 12/17/25	UAG	SGD	426	334,000	328,713	5,287	—
South African Rand,
Expiring 12/17/25	GSI	ZAR	25,016	1,419,815	1,438,174	—	(18,359)
Expiring 12/17/25	GSI	ZAR	2,706	154,753	155,554	—	(801)
Expiring 12/17/25	HSBC	ZAR	7,709	437,273	443,165	—	(5,892)
South Korean Won,
Expiring 12/17/25	BARC	KRW	127,142	90,186	89,147	1,039	—
Expiring 12/17/25	BOA	KRW	871,469	611,000	611,044	—	(44)
Expiring 12/17/25	BOA	KRW	593,351	417,500	416,037	1,463	—
Expiring 12/17/25	JPM	KRW	81,536	58,985	57,170	1,815	—
Expiring 12/17/25	MSI	KRW	935,796	654,000	656,147	—	(2,147)
Expiring 12/17/25	SCB	KRW	755,186	533,000	529,510	3,490	—
Thai Baht,
Expiring 12/17/25	CITI	THB	10,134	320,000	314,613	5,387	—
Expiring 12/17/25	CITI	THB	9,969	316,000	309,499	6,501	—
Expiring 12/17/25	HSBC	THB	56,625	1,762,961	1,757,913	5,048	—
Expiring 12/17/25	JPM	THB	11,451	355,000	355,477	—	(477)
Expiring 12/17/25	MSI	THB	56,625	1,797,290	1,757,913	39,377	—
Expiring 12/17/25	MSI	THB	16,361	507,000	507,917	—	(917)
Expiring 12/17/25	MSI	THB	9,219	284,000	286,207	—	(2,207)
Expiring 12/17/25	MSI	THB	9,043	287,000	280,748	6,252	—
Expiring 12/17/25	MSI	THB	8,974	277,999	278,588	—	(589)

				$68,795,582	$68,692,936	450,379	(347,733)

						$888,630	$(687,718)

See Notes to Financial Statements.

24

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):

Petroleos Mexicanos	12/24/25	3.750%(M)	58	1.156%	$274	$—	$274	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)	330	*	3,313	—	3,313	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)	288	*	6,223	—	6,223	GSI
Republic of Argentina	06/20/26	5.000%(Q)	334	5.202%	1,436	(3,982)	5,418	GSI
Republic of Ivory Coast	06/20/27	1.000%(Q)	250	1.093%	(93)	(6,265)	6,172	MSI

					$11,153	$(10,247)	$21,400

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):

CDX.EM.44.V1	12/20/30	1.000%(Q)	10,480	$277,541	$157,984	$(119,557)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):

CDX.EM.36.V3	12/20/26	1.000%(Q)	9,200	0.486%	$(19,979)	$63,643	$83,622
CDX.EM.37.V2	06/20/27	1.000%(Q)	9,279	0.621%	(6,101)	66,304	72,405
CDX.EM.39.V1	06/20/28	1.000%(Q)	4,794	0.788%	(30,661)	30,838	61,499

					$(56,741)	$160,785	$217,526

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 25

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at October 31, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
BRL	2,676	01/04/27	10.000%(T)	1 Day BROIS(2)(T)/ 0.055%	$—	$(54,009)	$(54,009)
BRL	342	01/04/27	11.120%(T)	1 Day BROIS(2)(T)/ 0.055%	1,023	(4,713)	(5,736)
BRL	11,480	01/04/27	14.090%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(384)	(384)
BRL	17,718	01/04/27	14.257%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(9,869)	(9,869)
BRL	4,471	01/04/27	14.262%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(2,550)	(2,550)
BRL	11,172	01/04/27	14.298%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(7,319)	(7,319)
BRL	5,536	01/03/28	13.400%(T)	1 Day BROIS(2)(T)/ 0.055%	—	1,240	1,240
BRL	3,884	01/02/29	13.215%(T)	1 Day BROIS(2)(T)/ 0.055%	—	495	495
BRL	858	01/02/29	13.258%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(20)	(20)
BRL	7,670	01/02/29	13.290%(T)	1 Day BROIS(2)(T)/ 0.055%	—	2,242	2,242
BRL	6,708	01/02/29	13.312%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(10,382)	(10,382)
BRL	3,883	01/02/29	13.520%(T)	1 Day BROIS(2)(T)/ 0.055%	—	8,557	8,557
BRL	2,120	01/02/31	13.114%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(3,107)	(3,107)
CZK	23,880	06/18/30	3.218%(A)	6 Month PRIBOR(2)(S)/ 3.540%	—	(32,913)	(32,913)
CZK	51,822	09/17/30	3.700%(A)	6 Month PRIBOR(2)(S)/ 3.540%	151	(18,906)	(19,057)
HUF	317,176	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 6.480%	(5,615)	(27,058)	(21,443)
HUF	199,328	12/18/29	5.909%(A)	6 Month BUBOR(1)(S)/ 6.480%	3,932	(8,579)	(12,511)
HUF	145,770	12/20/33	7.420%(A)	6 Month BUBOR(2)(S)/ 6.480%	—	42,557	42,557
INR	179,310	12/17/27	5.330%(S)	1 Day MIBOR(2)(S)/ 5.690%	—	(3,757)	(3,757)
KRW	8,076,558	09/17/27	2.386%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	1,117	(23,420)	(24,537)
KRW	400,000	09/21/27	3.639%(Q)	3 Month KWCDC(1)(Q)/ 2.550%	(3,603)	(5,717)	(2,114)
KRW	870,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	17,821	21,271	3,450
KRW	1,235,349	12/18/29	2.886%(Q)	3 Month KWCDC(1)(Q)/ 2.550%	—	(5,450)	(5,450)
KRW	1,698,450	06/18/30	2.423%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	—	(18,023)	(18,023)
KRW	1,555,462	09/17/30	2.469%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	959	(15,547)	(16,506)
KRW	1,198,132	09/17/30	2.488%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	762	(11,221)	(11,983)
MXN	36,365	12/15/27	6.890%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.781%	—	(3,017)	(3,017)
MXN	8,958	12/13/28	7.105%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.781%	—	413	413
MXN	31,950	12/13/28	7.171%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.781%	—	4,520	4,520
MXN	6,352	09/11/30	7.710%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.781%	—	6,262	6,262
MXN	13,630	09/11/30	7.720%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.781%	—	13,743	13,743
MXN	27,560	09/11/30	7.873%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.781%	—	37,217	37,217
PLN	1,204	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/ 4.300%	(3,558)	4,703	8,261
PLN	2,826	09/21/27	5.487%(A)	6 Month WIBOR(1)(S)/ 4.300%	—	(21,254)	(21,254)
PLN	5,393	09/21/27	6.547%(A)	6 Month WIBOR(1)(S)/ 4.300%	1,194	(69,877)	(71,071)
PLN	1,175	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 4.300%	—	17,015	17,015
PLN	460	10/25/27	7.900%(A)	6 Month WIBOR(2)(S)/ 4.300%	—	9,353	9,353
PLN	18	12/21/27	6.845%(A)	6 Month WIBOR(2)(S)/ 4.300%	101	480	379
PLN	1,884	06/19/29	4.812%(A)	6 Month WIBOR(2)(S)/ 4.300%	(2,744)	13,763	16,507
ZAR	52,851	09/21/27	7.490%(Q)	3 Month JIBAR(1)(Q)/ 6.967%	49,954	(48,616)	(98,570)
ZAR	26,104	09/21/27	7.995%(Q)	3 Month JIBAR(2)(Q)/ 6.967%	(2,067)	38,318	40,385
ZAR	6,182	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 6.967%	(670)	(16,358)	(15,688)
ZAR	6,653	06/19/29	8.930%(Q)	3 Month JIBAR(2)(Q)/ 6.967%	3,022	28,379	25,357
ZAR	6,810	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 6.967%	—	(29,081)	(29,081)
ZAR	5,785	03/19/30	7.765%(Q)	3 Month JIBAR(1)(Q)/ 6.967%	327	(12,461)	(12,788)

See Notes to Financial Statements.

26

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Interest rate swap agreements outstanding at October 31, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	10,902	03/19/30	7.981	%(Q)	3 Month JIBAR(2)(Q)/ 6.967%	$1,803	$28,830	$27,027
ZAR	7,782	03/19/30	8.060	%(Q)	3 Month JIBAR(1)(Q)/ 6.967%	—	(21,965)	(21,965)

						$63,909	$(206,215)	$(270,124)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(10,247)	$21,400	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$3,352,820

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds
Azerbaijan	$—	$618,204	$—
Bahrain	—	541,345	—
Brazil	—	313,190	—
Chile	—	2,266,068	—
China	—	535,383	—
Colombia	—	861,396	—
Costa Rica	—	210,562	—
El Salvador	—	158,738	—
Guatemala	—	189,100	—
Hungary	—	711,301	—
India	—	1,559,448	—
Indonesia	—	2,829,415	—
Israel	—	483,582	—
Kazakhstan	—	1,389,470	—
Kuwait	—	286,794	—
Macau	—	328,350	—
Malaysia	—	1,757,860	—
Mexico	—	8,124,341	—
Morocco	—	249,205	—
Panama	—	676,522	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 27

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Peru	$—	$752,511	$—
Philippines	—	169,500	—
Poland	—	1,287,256	—
Saudi Arabia	—	1,141,900	—
South Africa	—	2,260,212	—
Trinidad & Tobago	—	205,400	—
Ukraine	—	355,146	—
United Arab Emirates	—	3,538,434	—
Uzbekistan	—	426,000	—
Venezuela	—	1,182,933	—
Vietnam	—	167,350	—
Sovereign Bonds
Angola	—	3,089,476	—
Argentina	—	6,599,283	—
Bahrain	—	2,683,448	—
Brazil	—	4,904,530	—
Chile	—	440,240	—
Colombia	—	9,732,323	—
Costa Rica	—	1,964,715	—
Dominican Republic	—	7,327,379	—
Ecuador	—	3,453,180	—
Egypt	—	6,056,345	—
El Salvador	—	2,497,342	—
Gabon	—	402,215	—
Ghana	—	3,074,919	—
Guatemala	—	3,568,293	—
Honduras	—	200,438	—
Hungary	—	4,640,651	—
Indonesia	—	3,160,700	—
Ivory Coast	—	2,860,596	—
Jamaica	—	694,808	—
Jordan	—	1,195,474	—
Kenya	—	1,430,545	—
Lebanon	—	2,108,137	—
Mexico	—	4,294,503	—
Mongolia	—	630,000	—
Montenegro	—	214,700	—
Morocco	—	802,262	—
Nigeria	—	3,197,471	—
Oman	—	3,778,805	—
Pakistan	—	1,678,990	—
Panama	—	3,846,015	—
Papua New Guinea	—	226,464	—
Paraguay	—	1,128,185	—
Peru	—	2,869,154	—
Philippines	—	3,004,067	—
Poland	—	1,463,391	—
Qatar	—	673,791	—
Romania	—	6,618,518	—
Saudi Arabia	—	4,722,733	—
Senegal	—	706,265	—
Serbia	—	2,589,748	—
South Africa	—	4,584,431	—
Sri Lanka	—	2,669,927	—
Turkey	—	8,588,665	—
Ukraine	—	2,395,014	—
United Arab Emirates	—	1,851,708	—
Uruguay	—	2,468,900	—
Uzbekistan	—	645,055	—
Venezuela	—	1,001,945	—

See Notes to Financial Statements.

28

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Zambia	$—	$1,278,196	$—
U.S. Treasury Obligations	—	4,402,623	—
Short-Term Investments
Affiliated Mutual Funds	11,127,093	—	—
Options Purchased	—	3,046	—

Total	$11,127,093	$179,996,525	$—

Liabilities
Options Written	$—	$(125,109)	$—

Total	$—	$(125,109)	$—

Other Financial Instruments*
Assets
Futures Contracts	$14,653	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	888,630	—
Centrally Cleared Credit Default Swap Agreements	—	217,526	—
OTC Credit Default Swap Agreements	—	1,710	9,536
Centrally Cleared Interest Rate Swap Agreements	—	264,980	—

Total	$14,653	$1,372,846	$9,536

Liabilities
Futures Contracts	$(86,315)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(687,718)	—
Centrally Cleared Credit Default Swap Agreement	—	(119,557)	—
OTC Credit Default Swap Agreement	—	(93)	—
Centrally Cleared Interest Rate Swap Agreements	—	(535,104)	—

Total	$(86,315)	$(1,342,472)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Sovereign Bonds	75.1%
Oil & Gas	7.2
Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	6.0
U.S. Treasury Obligations	2.4
Electric	2.3
Engineering & Construction	1.7
Pipelines	1.4
Mining	1.2
Banks	1.1
Commercial Services	0.9
Chemicals	0.7
Investment Companies	0.5
Telecommunications	0.4
Transportation	0.4
Lodging	0.3
Iron/Steel	0.2

Computers	0.2%
Internet	0.2
Real Estate Investment Trusts (REITs)	0.1
Gas	0.1
Foods	0.1
Diversified Financial Services	0.1
Options Purchased	0.0 *

102.6
Options Written	(0.1)
Liabilities in excess of other assets	(2.5)

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 29

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$217,526	*	Due from/to broker-variation margin swaps	$119,557	*
Credit contracts	—	—		Premiums received for OTC swap agreements	10,247
Credit contracts	Unrealized appreciation on OTC swap agreements	21,400		—	—
Foreign exchange contracts	Unaffiliated investments	3,046		Options written outstanding, at value	125,109
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	888,630		Unrealized depreciation on OTC forward foreign currency exchange contracts	687,718
Interest rate contracts	Due from/to broker-variation margin futures	14,653	*	Due from/to broker-variation margin futures	86,315	*
Interest rate contracts	Due from/to broker-variation margin swaps	264,980	*	Due from/to broker-variation margin swaps	535,104	*

		$1,410,235			$1,564,050

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$376,448
Foreign exchange contracts	(198,512)	883,401	—	(945,696)	—
Interest rate contracts	—	—	165,114	—	(362,144)

Total	$(198,512)	$883,401	$165,114	$(945,696)	$14,304

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$47,160
Foreign exchange contracts	13,887	97,555	—	144,640	—
Interest rate contracts	—	—	159,854	—	267,888

Total	$13,887	$97,555	$159,854	$144,640	$315,048

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

30

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$27,970
Options Written (2)	15,978,577
Futures Contracts - Long Positions (2)	30,827,697
Futures Contracts - Short Positions (2)	10,143,894
Forward Foreign Currency Exchange Contracts - Purchased (3)	45,006,013
Forward Foreign Currency Exchange Contracts - Sold (3)	59,278,869
Cross Currency Exchange Contracts (4)	282,004
Interest Rate Swap Agreements (2)	40,512,209
Credit Default Swap Agreements - Buy Protection (2)	4,476,000
Credit Default Swap Agreements - Sell Protection (2)	26,026,202

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$6,422,311	$(6,422,311)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$15,676	$(20,035)	$(4,359)	$—	$(4,359)
BNP	28,948	(15,517)	13,431	—	13,431
BNY	7,835	(53,206)	(45,371)	—	(45,371)
BOA	44,412	(24,164)	20,248	—	20,248
CA	17,103	—	17,103	—	17,103
CITI	316,502	(180,228)	136,274	—	136,274
DB	13,717	(16,043)	(2,326)	—	(2,326)
GSI	40,478	(127,865)	(87,387)	—	(87,387)
HSBC	26,042	(46,397)	(20,355)	—	(20,355)
JPM	38,947	(98,230)	(59,283)	—	(59,283)
MSI	188,264	(154,502)	33,762	—	33,762
SCB	72,520	(61,507)	11,013	—	11,013
SSB	58,664	(18,099)	40,565	—	40,565
TD	10,924	(1,899)	9,025	—	9,025
UAG	33,044	(5,382)	27,662	—	27,662

	$913,076	$(823,074)	$90,002	$—	$90,002

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 31

PGIM Emerging Markets Debt Hard Currency Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value, including securities on loan of $6,422,311:
Unaffiliated investments (cost $168,495,700)	$179,996,525
Affiliated investments (cost $11,126,485)	11,127,093
Cash	25,754
Foreign currency, at value (cost $1,790)	1,973
Dividends and interest receivable	2,614,496
Unrealized appreciation on OTC forward foreign currency exchange contracts	888,630
Receivable for Fund shares sold	81,228
Receivable for investments sold	21,502
Unrealized appreciation on OTC swap agreements	21,400
Due from broker—variation margin swaps	14,205
Prepaid expenses	6,035

Total Assets	194,798,841

Liabilities

Payable to broker for collateral for securities on loan	6,551,690
Unrealized depreciation on OTC forward foreign currency exchange contracts	687,718
Payable for investments purchased	653,624
Accrued expenses and other liabilities	163,107
Payable for Fund shares purchased	125,432
Options written outstanding, at value (premiums received $212,453)	125,109
Dividends and Distributions payable	64,489
Due to broker—variation margin futures	31,332
Management fee payable	14,243
Premiums received for OTC swap agreements	10,247
Directors’ fees payable	973

Affiliated transfer agent fee payable	365
Distribution fee payable	43

Total Liabilities	8,428,372

Net Assets	$186,370,469

Net assets were comprised of:
Common stock, at par	$253
Paid-in capital in excess of par	217,035,293
Total distributable earnings (loss)	(30,665,077)

Net assets, October 31, 2025	$186,370,469

See Notes to Financial Statements.

32

PGIM Emerging Markets Debt Hard Currency Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A

Net asset value, offering price and redemption price per share, ($174,561 ÷ 23,734 shares of beneficial interest issued and outstanding)	$7.35
Maximum sales charge (3.25% of offering price)	0.25

Maximum offering price to public	$7.60

Class C

Net asset value, offering price and redemption price per share, ($11,292 ÷ 1,534 shares of beneficial interest issued and outstanding)	$7.36

Class Z

Net asset value, offering price and redemption price per share, ($70,495,985 ÷ 9,568,959 shares of beneficial interest issued and outstanding)	$7.37

Class R6

Net asset value, offering price and redemption price per share, ($115,688,631 ÷ 15,715,660 shares of beneficial interest issued and outstanding)	$7.36

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 33

PGIM Emerging Markets Debt Hard Currency Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Income
Interest income (net of $60,684 foreign withholding tax)	$14,709,293
Affiliated dividend income	119,171
Income from securities lending, net (including affiliated income of $16,503)	16,838

Total income	14,845,302

Expenses
Management fee	1,374,653
Distribution fee(a)	479
Transfer agent’s fees and expenses (including affiliated expense of $2,743)(a)	150,465
Custodian and accounting fees	60,872
Commitment fees	59,198
Audit fee	58,396
Shareholders’ reports	48,641
Professional fees	38,357
Registration fees(a)	33,167
Directors’ fees	12,097
Miscellaneous	44,060

Total expenses	1,880,385
Less: Fee waiver and/or expense reimbursement(a)	(402,684)

Net expenses	1,477,701

Net investment income (loss)	13,367,601

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(897)) (net of foreign capital gains taxes $(340))	(208,788)
Futures transactions	165,114
Forward and cross currency contract transactions	(945,696)
Options written transactions	883,401
Swap agreement transactions	14,304
Foreign currency transactions	57,476

(34,189)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $608)	13,402,589
Futures	159,854
Forward and cross currency contracts	144,640
Options written	97,555
Swap agreements	315,048
Foreign currencies	12,814

14,132,500

Net gain (loss) on investment and foreign currency transactions	14,098,311

Net Increase (Decrease) In Net Assets Resulting From Operations	$27,465,912

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	375	104	—	—
Transfer agent’s fees and expenses	634	67	147,365	2,399
Registration fees	5,953	5,453	11,819	9,942
Fee waiver and/or expense reimbursement	(6,592)	(5,518)	(200,577)	(189,997)

See Notes to Financial Statements.

34

PGIM Emerging Markets Debt Hard Currency Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2025	2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$13,367,601	$13,744,243
Net realized gain (loss) on investment and foreign currency transactions	(34,189)	(8,784,257)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,132,500	33,395,017

Net increase (decrease) in net assets resulting from operations	27,465,912	38,355,003

Dividends and Distributions
Distributions from distributable earnings
Class A	(11,847)	(8,757)
Class C	(807)	(591)
Class Z	(8,647,825)	(900,258)
Class R6	(10,302,095)	(15,836,764)

	(18,962,574)	(16,746,370)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	125,797,837	53,189,906
Net asset value of shares issued in reinvestment of dividends and distributions	18,100,613	16,442,312
Cost of shares purchased	(179,833,787)	(82,070,616)

Net increase (decrease) in net assets from Fund share transactions	(35,935,337)	(12,438,398)

Total increase (decrease)	(27,431,999)	9,170,235

Net Assets:
Beginning of year	213,802,468	204,632,233

End of year	$186,370,469	$213,802,468

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 35

PGIM Emerging Markets Debt Hard Currency Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.07	$6.41		$6.40		$9.06	$8.86
Income (loss) from investment operations:
Net investment income (loss)	0.41	0.40		0.36		0.34	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.47	0.74		0.17	(b)	(2.57)	0.25
Total from investment operations	0.88	1.14		0.53		(2.23)	0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.60)	(0.48)		(0.52)		(0.43)	(0.41)
Net asset value, end of year	$7.35	$7.07		$6.41		$6.40	$9.06
Total Return(c) :	13.33%	18.19%		8.07%		(25.24)%	6.91%

Ratios/Supplemental Data:
Net assets, end of year (000)	$175	$104		$93		$63	$59
Average net assets (000)	$150	$129		$83		$74	$47
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05%	1.06	%(e)	1.06	%(e)	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	5.44%	7.28%		8.75%		11.65%	19.07%
Net investment income (loss)	5.94%	5.70%		5.29%		4.36%	3.84%
Portfolio turnover rate(f)	36%	28%		29%		20%	20%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

PGIM Emerging Markets Debt Hard Currency Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.08	$6.41		$6.40	$9.06	$8.86
Income (loss) from investment operations:
Net investment income (loss)	0.36	0.34		0.30	0.27	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.47	0.76		0.17 (b)	(2.55)	0.26
Total from investment operations	0.83	1.10		0.47	(2.28)	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.55)	(0.43)		(0.46)	(0.38)	(0.34)
Net asset value, end of year	$7.36	$7.08		$6.41	$6.40	$9.06
Total Return(c) :	12.46%	17.47%		7.26%	(25.82)%	6.11%

Ratios/Supplemental Data:
Net assets, end of year (000)	$11	$10		$9	$8	$11
Average net assets (000)	$10	$10		$9	$9	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.80%	1.81	%(e)	1.80%	1.80%	1.80%
Expenses before waivers and/or expense reimbursement	54.92%	74.82%		63.23%	81.50%	78.90%
Net investment income (loss)	5.21%	4.88%		4.52%	3.53%	3.08%
Portfolio turnover rate(f)	36%	28%		29%	20%	20%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 37

PGIM Emerging Markets Debt Hard Currency Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.08	$6.42		$6.40	$9.06	$8.87
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.41		0.37	0.35	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.47	0.75		0.19 (b)	(2.55)	0.25
Total from investment operations	0.91	1.16		0.56	(2.20)	0.63
Less Dividends and Distributions:
Dividends from net investment income	(0.62)	(0.50)		(0.54)	(0.46)	(0.44)
Net asset value, end of year	$7.37	$7.08		$6.42	$6.40	$9.06
Total Return(c):	13.80%	18.52%		8.57%	(25.01)%	7.11%

Ratios/Supplemental Data:
Net assets, end of year (000)	$70,496	$15,969		$8,793	$10,670	$18,069
Average net assets (000)	$95,041	$12,365		$11,553	$14,687	$25,561
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.75%	0.76	%(e)	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.96%	1.07%		1.03%	1.06%	1.07%
Net investment income (loss)	6.25%	5.95%		5.57%	4.54%	4.12%
Portfolio turnover rate(f)	36%	28%		29%	20%	20%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

PGIM Emerging Markets Debt Hard Currency Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.08	$6.41		$6.40		$9.06	$8.86
Income (loss) from investment operations:
Net investment income (loss)	0.45	0.42		0.38		0.36	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.46	0.76		0.17	(b)	(2.56)	0.26
Total from investment operations	0.91	1.18		0.55		(2.20)	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.63)	(0.51)		(0.54)		(0.46)	(0.45)
Net asset value, end of year	$7.36	$7.08		$6.41		$6.40	$9.06
Total Return(c):	13.77%	18.83%		8.50%		(24.94)%	7.34%

Ratios/Supplemental Data:
Net assets, end of year (000)	$115,689	$197,719		$195,739		$129,233	$136,285
Average net assets (000)	$116,283	$215,554		$180,012		$137,772	$107,966
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65%	0.66	%(e)	0.66	%(e)	0.65%	0.65%
Expenses before waivers and/or expense reimbursement	0.81%	0.79%		0.79%		0.78%	0.81%
Net investment income (loss)	6.38%	6.03%		5.68%		4.73%	4.24%
Portfolio turnover rate(f)	36%	28%		29%		20%	20%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 39

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 91.9%

CORPORATE BONDS 2.2%

Mexico 0.9%

Petroleos Mexicanos,
Gtd. Notes	6.700%	02/16/32		351	$350,649

Supranational Bank 1.3%

Corp. Andina de Fomento,
Sr. Unsec’d. Notes, EMTN	7.500	04/08/30	INR	20,300	232,086
Inter-American Development Bank,
Sr. Unsec’d. Notes, GMTN	7.350	10/06/30	INR	21,000	243,052

					475,138

TOTAL CORPORATE BONDS (cost $837,590)					825,787

SOVEREIGN BONDS 89.2%

Brazil 4.7%

Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000	08/15/30	BRL	2	269,992
Notes, Series NTNF	10.000	01/01/27	BRL	6	1,000,892
Notes, Series NTNF	10.000	01/01/29	BRL	3	429,658
Notes, Series NTNF	10.000	01/01/31	BRL	1	98,039

					1,798,581

Chile 1.0%

Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000	03/01/35	CLP	75,000	76,742
Bonds, Series 30Y	6.000	01/01/43	CLP	135,000	148,994
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000	43,759
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	95,000	98,201

					367,696

China 4.5%

China Government Bond,
Bonds, Series INBK	1.870	09/15/31	CNH	1,040	147,901
Bonds, Series INBK	2.110	08/25/34	CNH	3,710	534,898
Bonds, Series INBK	2.190	09/25/54	CNH	1,000	140,817
Bonds, Series INBK	2.270	05/25/34	CNH	1,640	239,260
Bonds, Series INBK	2.790	12/15/29	CNH	1,010	149,038
Bonds, Series INBK	3.020	05/27/31	CNH	550	83,390
Bonds, Series INBK	3.270	11/19/30	CNH	1,650	252,664
Bonds, Series INBK	3.320	04/15/52	CNH	260	44,917
Bonds, Series INBK	3.810	09/14/50	CNH	330	60,400
Bonds, Series INBK	3.860	07/22/49	CNH	380	70,223

					1,723,508

Colombia 7.6%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.250	04/22/32		200	170,725
Colombian TES,
Bonds, Series B	6.250	07/09/36	COP	2,702,400	475,195
Bonds, Series B	7.000	03/26/31	COP	631,200	135,093
Bonds, Series B	7.000	06/30/32	COP	2,067,000	425,467
Bonds, Series B	7.250	10/18/34	COP	461,900	92,081

See Notes to Financial Statements.

40

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Colombia (cont’d.)

Colombian TES, (cont’d.)
Bonds, Series B	7.250%	10/26/50	COP	210,000	$35,071
Bonds, Series B	7.750	09/18/30	COP	5,851,300	1,323,486
Bonds, Series G	7.000	03/26/31	COP	759,800	161,454
Sr. Unsec’d. Notes, Series UVR	3.750	06/16/49	COP	257,175	49,951

					2,868,523

Czech Republic 3.4%

Czech Republic Government Bond,
Sr. Unsec’d. Notes, Series 049	4.200	12/04/36	CZK	2,950	135,102
Sr. Unsec’d. Notes, Series 094	0.950	05/15/30	CZK	4,480	186,166
Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	2,860	114,031
Sr. Unsec’d. Notes, Series 105	2.750	07/23/29	CZK	13,290	606,075
Sr. Unsec’d. Notes, Series 130	0.050	11/29/29	CZK	6,050	245,765

					1,287,139

Dominican Republic 1.1%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.875	09/23/32		300	287,352
Sr. Unsec’d. Notes	11.250	09/15/35	DOP	8,000	137,365

					424,717

Guatemala 0.5%

Guatemala Government Bond,
Sr. Unsec’d. Notes	4.900	06/01/30		200	199,438

Hungary 3.0%

Hungary Government Bond,
Bonds, Series 29/A	2.000	05/23/29	HUF	142,890	366,717
Bonds, Series 30/A	3.000	08/21/30	HUF	156,900	401,859
Bonds, Series 31/A	3.250	10/22/31	HUF	33,070	83,413
Bonds, Series 32/A	4.750	11/24/32	HUF	52,770	140,957
Bonds, Series 33/A	2.250	04/20/33	HUF	24,760	55,114
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	43,290
Bonds, Series 51/G	4.000	04/28/51	HUF	29,330	54,213

					1,145,563

India 4.5%

India Government Bond,
Sr. Unsec’d. Notes	7.180	08/14/33	INR	31,250	364,739
Sr. Unsec’d. Notes	7.260	02/06/33	INR	20,000	234,322
Sr. Unsec’d. Notes	7.300	06/19/53	INR	59,300	673,667
Sr. Unsec’d. Notes	7.410	12/19/36	INR	37,560	442,077

					1,714,805

Indonesia 11.6%

Indonesia Treasury Bond,
Bonds, Series 068	8.375	03/15/34	IDR	2,405,000	165,943
Bonds, Series 071	9.000	03/15/29	IDR	3,640,000	243,528
Bonds, Series 072	8.250	05/15/36	IDR	3,843,000	268,103
Bonds, Series 073	8.750	05/15/31	IDR	6,870,000	473,629
Bonds, Series 075	7.500	05/15/38	IDR	1,359,000	89,774
Bonds, Series 078	8.250	05/15/29	IDR	1,099,000	72,421
Bonds, Series 079	8.375	04/15/39	IDR	1,031,000	72,722

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 41

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)

Indonesia Treasury Bond, (cont’d.)
Bonds, Series 082	7.000%	09/15/30	IDR	4,516,000	$288,190
Bonds, Series 087	6.500	02/15/31	IDR	7,837,000	490,152
Bonds, Series 092	7.125	06/15/42	IDR	1,354,000	87,083
Bonds, Series 095	6.375	08/15/28	IDR	2,401,000	149,279
Bonds, Series 096	7.000	02/15/33	IDR	7,126,000	452,265
Bonds, Series 100	6.625	02/15/34	IDR	5,804,000	361,502
Bonds, Series 101	6.875	04/15/29	IDR	2,629,000	165,973
Bonds, Series 103	6.750	07/15/35	IDR	2,796,000	175,880
Bonds, Series 104	6.500	07/15/30	IDR	9,623,000	602,450
Bonds, Series 109	5.875	03/15/31	IDR	4,054,000	248,515

					4,407,409

Ivory Coast 1.0%

Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	240	277,327
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	100	115,755

					393,082

Malaysia 4.4%

Malaysia Government Bond,
Bonds, Series 120	4.065	06/15/50	MYR	1,361	327,256
Bonds, Series 222	4.696	10/15/42	MYR	800	210,774
Bonds, Series 317	4.762	04/07/37	MYR	842	221,259
Bonds, Series 318	4.642	11/07/33	MYR	71	18,255
Bonds, Series 413	3.844	04/15/33	MYR	390	95,027
Bonds, Series 415	4.254	05/31/35	MYR	450	113,531
Bonds, Series 419	3.828	07/05/34	MYR	365	88,991
Bonds, Series 519	3.757	05/22/40	MYR	682	162,589
Malaysia Government Investment Issue,
Bonds, Series 121	3.447	07/15/36	MYR	430	101,386
Bonds, Series 219	4.467	09/15/39	MYR	790	203,424
Bonds, Series 223	4.291	08/14/43	MYR	590	147,479

					1,689,971

Mexico 6.6%

Mexican Bonos,
Bonds, Series M	7.500	05/26/33	MXN	35	177,765
Bonds, Series M	7.750	05/29/31	MXN	119	626,251
Bonds, Series M	8.000	11/07/47	MXN	43	202,224
Bonds, Series M	8.500	02/28/30	MXN	60	327,193
Bonds, Series M	10.000	11/20/36	MXN	18	105,672
Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	132	667,784
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	46	213,867
Sr. Unsec’d. Notes, Series M	8.500	11/18/38	MXN	33	169,783

					2,490,539

Peru 4.2%

Peru Government Bond,
Bonds	5.940	02/12/29	PEN	800	248,182
Bonds	6.900	08/12/37	PEN	260	80,355
Bonds	6.950	08/12/31	PEN	190	61,969
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	1,340	351,036
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	1,963	616,554
Sr. Unsec’d. Notes, 144A	6.850	08/12/35	PEN	14	4,390

See Notes to Financial Statements.

42

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Peru (cont’d.)

Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.850%	08/12/35	PEN	470	$147,377
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	75,102
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	7	2,163
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	48	15,655

					1,602,783

Philippines 3.5%

Philippine Government Bond,
Bonds, Series 0770	6.375	07/27/30	PHP	51,540	900,095
Bonds, Series 1073	6.375	04/28/35	PHP	20,790	364,213
Bonds, Series R519	6.000	08/20/30	PHP	2,800	48,183

					1,312,491

Poland 3.8%

Republic of Poland Government Bond,
Bonds, Series 0429	5.750	04/25/29	PLN	1,366	385,117
Bonds, Series 0432	1.750	04/25/32	PLN	710	159,115
Bonds, Series 1030	1.250	10/25/30	PLN	3,350	769,629
Bonds, Series 1033	6.000	10/25/33	PLN	390	111,610

					1,425,471

Romania 2.6%

Romania Government Bond,
Bonds, Series 05Y	4.250	04/28/36	RON	830	150,909
Bonds, Series 08Y	7.350	04/28/31	RON	540	124,466
Bonds, Series 10Y	6.700	02/25/32	RON	405	90,433
Bonds, Series 10Y	7.200	10/30/33	RON	545	125,486
Bonds, Series 11Y	7.100	07/31/34	RON	300	68,686
Bonds, Series 15Y	3.650	09/24/31	RON	345	66,192
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	300	378,905

					1,005,077

Serbia 0.9%

Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	190	185,038
Serbia Treasury Bonds,
Bonds, Series 07Y	4.500	01/11/26	RSD	9,460	92,997
Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	60,154

					338,189

South Africa 12.1%

Republic of South Africa Government Bond, Bonds, Series 2038	10.875	03/31/38	ZAR	660	42,040
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	11,705	681,173
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	16,474	946,273
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	5,689	328,350
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	11,352	616,557
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	4,599	249,149
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	3,914	201,797
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	14,551	747,287

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 43

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

South Africa (cont’d.)

Republic of South Africa Government Bond, (cont’d.)
Sr. Unsec’d. Notes, Series R209	6.250%	03/31/36	ZAR	3,850	$179,568
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	10,845	598,601

					4,590,795

Thailand 6.3%

Thailand Government Bond,
Bonds	1.600	12/17/29	THB	3,885	120,773
Bonds	2.000	06/17/42	THB	2,080	62,305
Bonds	2.875	12/17/28	THB	8,344	269,235
Bonds	2.875	06/17/46	THB	6,220	208,721
Bonds	3.300	06/17/38	THB	5,750	204,135
Sr. Unsec’d. Notes	1.585	12/17/35	THB	5,915	179,851
Sr. Unsec’d. Notes	1.600	06/17/35	THB	2,700	82,349
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	29,942
Sr. Unsec’d. Notes	2.000	12/17/31	THB	11,505	364,275
Sr. Unsec’d. Notes	3.350	06/17/33	THB	6,230	215,473
Sr. Unsec’d. Notes	3.450	06/17/43	THB	3,523	127,388
Sr. Unsec’d. Notes	3.650	06/20/31	THB	7,249	249,478
Sr. Unsec’d. Notes	3.775	06/25/32	THB	7,760	272,146

					2,386,071

Turkey 1.7%

Turkiye Government Bond,
Bonds, Series 05Y	31.080	11/08/28	TRY	10,070	225,326
Bonds, Series 10Y	11.700	11/13/30	TRY	1,400	17,494
Bonds, Series 10Y	17.800	07/13/33	TRY	2,600	40,403
Bonds, Series 10Y	26.200	10/05/33	TRY	6,620	141,951
Turkiye Government International Bond,
Sr. Unsec’d. Notes, Series 7Y	7.125	02/12/32		200	207,800

					632,974

Uruguay 0.2%

Uruguay Government International Bond,
Sr. Unsec’d. Notes	8.000	10/29/35	UYU	1,300	32,746
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	47,745

					80,491

TOTAL SOVEREIGN BONDS (cost $32,634,637)					33,885,313

U.S. TREASURY OBLIGATION(k) 0.5%
U.S. Treasury Notes (cost $199,726)	4.250	12/31/26		200	201,195

OPTION PURCHASED*~ 0.0% (cost $1,000)					$1

See Notes to Financial Statements.

44

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Value

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN 91.9% (cost $33,672,953)	34,912,296

OPTIONS WRITTEN*~ (0.0)%
(premiums received $6,538)	(2,032)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 91.9% (cost $33,666,415)	$34,910,264

	Shares

SHORT-TERM INVESTMENTS 5.8%

AFFILIATED MUTUAL FUND 5.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $2,212,898)(wb)	2,212,898	2,212,898

OPTIONS PURCHASED*~ 0.0%
(cost $14,253)		7,685

TOTAL SHORT-TERM INVESTMENTS (cost $2,227,151)		2,220,583

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 97.7% (cost $35,893,566)		37,130,847

OPTIONS WRITTEN*~ (0.2)%
(premiums received $107,758)		(77,205)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 97.5% (cost $35,785,808)		37,053,642
Other assets in excess of liabilities(z) 2.5%		934,026

NET ASSETS 100.0%		$37,987,668

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,186 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	JPM	11/05/25	26.00	—	EUR	214	$—
Currency Option EUR vs CZK	Call	JPM	11/05/25	26.00	—	EUR	96	—
Currency Option EUR vs HUF	Call	CITI	11/04/25	440.00	—	EUR	192	—
Currency Option EUR vs HUF	Call	MSI	11/05/25	430.00	—	EUR	160	—
Currency Option EUR vs HUF	Call	MSI	11/26/25	430.00	—	EUR	160	4
Currency Option EUR vs PLN	Call	MSI	11/13/25	5.00	—	EUR	160	—
Currency Option EUR vs PLN	Call	JPM	01/20/26	5.00	—	EUR	80	3
Currency Option EUR vs RON	Call	CITI	11/05/25	5.80	—	EUR	157	—
Currency Option EUR vs TRY	Call	JPM	11/18/25	99.00	—	EUR	322	107
Currency Option EUR vs TRY	Call	CITI	11/20/25	99.00	—	EUR	321	134
Currency Option EUR vs TRY	Call	JPM	11/27/25	99.00	—	EUR	561	234
Currency Option USD vs BRL	Call	HSBC	11/06/25	7.00	—		182	—
Currency Option USD vs BRL	Call	MSI	11/25/25	7.00	—		182	3
Currency Option USD vs CNH	Call	CITI	12/05/25	7.70	—		1,457	1
Currency Option USD vs COP	Call	MSI	11/13/25	5,000.00	—		186	—
Currency Option USD vs KRW	Call	MSI	11/12/25	1,600.00	—		75	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 45

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option USD vs KRW	Call	JPM	12/22/25	1,650.00	—		487	$7
Currency Option USD vs TRY	Call	JPM	11/11/25	99.00	—		184	23
Currency Option USD vs TRY	Call	CITI	11/13/25	99.00	—		372	45
Currency Option USD vs TRY	Call	JPM	11/27/25	99.00	—		184	95
Currency Option USD vs TWD	Call	MSI	11/13/25	34.00	—		186	—
Currency Option USD vs TWD	Call	JPM	11/20/25	33.00	—		188	7
Currency Option USD vs ZAR	Call	MSI	11/13/25	21.00	—		186	—
Currency Option EUR vs PLN	Put	JPM	01/20/26	4.20	—	EUR	240	339
Currency Option EUR vs USD	Put	CITI	11/04/25	1.00	—	EUR	158	—
Currency Option USD vs CLP	Put	CITI	11/13/25	800.00	—		187	—
Currency Option USD vs CNH	Put	CITI	12/05/25	6.90	—		1,457	182
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		1,508	1
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		398	—
Currency Option USD vs JPY	Put	CITI	11/13/25	130.00	—		374	—
Currency Option USD vs JPY	Put	MSI	11/20/25	130.00	—		187	—
Currency Option USD vs JPY	Put	CITI	12/02/25	125.00	—		376	—
Currency Option USD vs TWD	Put	MSI	11/12/25	22.00	—		352	—
Currency Option USD vs TWD	Put	MSI	11/19/25	23.00	—		182	—
Currency Option USD vs TWD	Put	CITI	11/19/25	27.00	—		281	3
Currency Option USD vs TWD	Put	MSI	11/21/25	20.00	—		91	—
Currency Option USD vs ZAR	Put	MSI	11/13/25	15.00	—		217	—

Total OTC Traded (cost $3,087)								$1,188

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2-Year Interest Rate Swap, 09/22/28	Call	GSI	09/23/26	6.20%	6.20%(M)	28 Day Mexican Interbank Rate(M)/ 7.781%	MXN	70,000	$3,063
2-Year Interest Rate Swap, 09/22/28	Call	GSI	09/23/26	6.50%	6.50%(M)	28 Day Mexican Interbank Rate(M)/ 7.781%	MXN	35,000	3,374
1-Year Interest Rate Swap, 10/16/27	Put	DB	10/14/26	9.00%	3 Month PRIBOR(Q)/ 3.540%	9.00%(A)	CZK	128,100	30
2-Year Interest Rate Swap, 09/22/28	Put	GSI	09/23/26	13.00%	28 Day Mexican Interbank Rate(M)/ 7.781%	13.00%(M)	MXN	35,000	15
2-Year Interest Rate Swap, 09/22/28	Put	GSI	09/23/26	13.00%	28 Day Mexican Interbank Rate(M)/ 7.781%	13.00%(M)	MXN	35,000	15
5-Year Interest Rate Swap, 08/04/31	Put	MSI	07/31/26	9.00%	1 Day SOFR(A)/ 4.220%	9.00%(A)		1,375	1

Total OTC Swaptions (cost $12,166)									$6,498

Total Options Purchased (cost $15,253)									$7,686

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	JPM	11/05/25	24.28	—	EUR	214	$(732)
Currency Option EUR vs CZK	Call	JPM	11/05/25	24.36	—	EUR	96	(110)
Currency Option EUR vs HUF	Call	CITI	11/04/25	390.00	—	EUR	192	(83)
Currency Option EUR vs HUF	Call	MSI	11/26/25	390.00	—	EUR	160	(718)
Currency Option EUR vs PLN	Call	MSI	11/13/25	4.25	—	EUR	160	(703)
Currency Option EUR vs PLN	Call	JPM	01/20/26	4.29	—	EUR	80	(597)
Currency Option EUR vs RON	Call	CITI	11/05/25	5.11	—	EUR	157	(111)
Currency Option EUR vs TRY	Call	JPM	11/18/25	52.00	—	EUR	322	(1,319)
Currency Option EUR vs TRY	Call	CITI	11/20/25	52.00	—	EUR	321	(1,555)

See Notes to Financial Statements.

46

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	JPM	11/27/25	52.00	—	EUR	561	$(3,724)
Currency Option USD vs BRL	Call	MSI	11/25/25	5.50	—		182	(1,003)
Currency Option USD vs CNH	Call	CITI	12/05/25	7.22	—		1,457	(247)
Currency Option USD vs COP	Call	MSI	11/13/25	3,950.00	—		186	(517)
Currency Option USD vs KRW	Call	MSI	11/12/25	1,400.00	—		75	(1,554)
Currency Option USD vs KRW	Call	JPM	12/22/25	1,385.00	—		487	(15,304)
Currency Option USD vs TRY	Call	JPM	11/11/25	44.00	—		184	(323)
Currency Option USD vs TRY	Call	CITI	11/13/25	44.50	—		372	(654)
Currency Option USD vs TRY	Call	JPM	11/27/25	43.00	—		184	(1,562)
Currency Option USD vs TWD	Call	MSI	11/13/25	30.30	—		186	(3,143)
Currency Option USD vs TWD	Call	JPM	11/20/25	30.25	—		188	(3,548)
Currency Option USD vs ZAR	Call	MSI	11/13/25	17.60	—		186	(443)
Currency Option EUR vs USD	Put	CITI	11/04/25	1.18	—	EUR	158	(3,535)
Currency Option USD vs CLP	Put	CITI	11/13/25	940.00	—		187	(1,237)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		956	(855)
Currency Option USD vs JPY	Put	CITI	11/13/25	150.90	—		374	(323)
Currency Option USD vs JPY	Put	MSI	11/20/25	150.90	—		187	(340)
Currency Option USD vs JPY	Put	CITI	12/02/25	154.00	—		376	(3,910)
Currency Option USD vs TWD	Put	MSI	11/12/25	29.25	—		352	(17)
Currency Option USD vs TWD	Put	MSI	11/19/25	29.50	—		182	(51)
Currency Option USD vs TWD	Put	CITI	11/19/25	30.30	—		281	(422)
Currency Option USD vs TWD	Put	MSI	11/21/25	29.50	—		91	(30)
Currency Option USD vs ZAR	Put	MSI	11/13/25	17.40	—		217	(1,778)

Total OTC Traded (premiums received $ 84,682)								$(50,448)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 10/16/27	Put	DB	10/14/26	3.75%	3.75%(A)	3 Month PRIBOR(Q)/ 3.540%	CZK	128,100	$(16,883)
2-Year Interest Rate Swap, 09/22/28	Put	GSI	09/23/26	7.70%	7.70%(M)	28 Day Mexican Interbank Rate(M)/ 7.781%	MXN	35,000	(4,937)
2-Year Interest Rate Swap, 09/22/28	Put	GSI	09/23/26	7.70%	7.70%(M)	28 Day Mexican Interbank Rate(M)/ 7.781%	MXN	35,000	(4,937)
5-Year Interest Rate Swap, 08/04/31	Put	MSI	07/31/26	4.40%	4.40%(A)	1 Day SOFR(A)/ 4.220%		1,375	(2,032)

Total OTC Swaptions (premiums received $29,614)									$(28,789)

Total Options Written (premiums received $114,296)									$(79,237)

Futures contracts outstanding at October 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
27	5 Year U.S.Treasury Notes	Dec. 2025	$2,948,695	$(127)
1	10 Year U.S. Ultra Treasury Notes	Dec. 2025	115,484	1,374
2	20 Year U.S. Treasury Bonds	Dec. 2025	234,625	7,286

				8,533

Short Positions:
2	2 Year U.S.Treasury Notes	Dec. 2025	416,484	193
4	5 Year Euro-Bobl	Dec. 2025	545,250	(880)
1	10 Year Euro-Bund	Dec. 2025	149,141	45

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 47

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Futures contracts outstanding at October 31, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
6	10 Year U.S. Treasury Notes	Dec. 2025	$676,031	$179
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	606,406	(23,268)

				(23,731)

				$(15,198)

Forward foreign currency exchange contracts outstanding at October 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 11/04/25	CITI	ARS	65,182	$46,000	$43,399	$—	$(2,601)
Brazilian Real,
Expiring 11/04/25	CITI	BRL	668	123,265	123,996	731	—
Expiring 11/04/25	GSI	BRL	9,832	1,835,743	1,825,099	—	(10,644)
Expiring 11/04/25	MSI	BRL	769	142,000	142,800	800	—
Expiring 11/04/25	MSI	BRL	416	77,563	77,246	—	(317)
Expiring 11/04/25	UAG	BRL	271	50,491	50,222	—	(269)
Expiring 12/02/25	GSI	BRL	11,388	2,117,043	2,099,609	—	(17,434)
Expiring 12/02/25	MSI	BRL	453	83,413	83,543	130	—
Chilean Peso,
Expiring 12/17/25	BNP	CLP	246,338	258,000	261,390	3,390	—
Expiring 12/17/25	CA	CLP	433,076	446,438	459,538	13,100	—
Expiring 12/17/25	TD	CLP	108,584	116,000	115,219	—	(781)
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	1,924	271,000	270,956	—	(44)
Expiring 12/17/25	DB	CNH	255	35,868	35,917	49	—
Expiring 12/17/25	HSBC	CNH	2,606	368,000	367,067	—	(933)
Expiring 12/17/25	JPM	CNH	1,909	269,000	268,867	—	(133)
Expiring 12/17/25	MSI	CNH	2,180	307,000	307,077	77	—
Expiring 12/17/25	MSI	CNH	1,937	273,000	272,754	—	(246)
Expiring 12/17/25	MSI	CNH	1,078	152,000	151,775	—	(225)
Expiring 12/17/25	SSB	CNH	3,480	490,000	490,058	58	—
Expiring 12/17/25	TD	CNH	397	55,906	55,854	—	(52)
Expiring 12/17/25	UAG	CNH	1,689	238,000	237,913	—	(87)
Colombian Peso,
Expiring 12/17/25	BNY	COP	400,000	101,704	103,098	1,394	—
Expiring 12/17/25	BOA	COP	550,963	140,000	142,007	2,007	—
Expiring 12/17/25	CITI	COP	82,313	21,161	21,215	54	—
Expiring 12/17/25	HSBC	COP	568,378	146,000	146,496	496	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	3,889	187,000	184,583	—	(2,417)
Egyptian Pound,
Expiring 11/12/25	CITI	EGP	15,809	287,482	333,248	45,766	—
Expiring 11/12/25	SCB	EGP	2,410	46,000	50,812	4,812	—
Expiring 11/24/25	CITI	EGP	6,839	126,152	143,575	17,423	—
Expiring 12/17/25	CITI	EGP	14,844	276,894	308,598	31,704	—
Expiring 03/12/26	CITI	EGP	2,092	40,311	42,115	1,804	—
Expiring 03/12/26	CITI	EGP	2,076	40,033	41,792	1,759	—
Euro,
Expiring 11/05/25	CITI	EUR	530	618,000	611,475	—	(6,525)
Expiring 01/22/26	CITI	EUR	79	93,000	91,670	—	(1,330)
Expiring 01/22/26	MSI	EUR	330	383,373	382,142	—	(1,231)
Expiring 01/22/26	MSI	EUR	40	47,171	46,760	—	(411)
Indian Rupee,
Expiring 12/17/25	BOA	INR	24,647	276,500	276,921	421	—

See Notes to Financial Statements.

48

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 12/17/25	BOA	INR	11,381	$129,000	$127,863	$—	$(1,137)
Expiring 12/17/25	CITI	INR	9,225	103,500	103,651	151	—
Expiring 12/17/25	DB	INR	9,945	112,347	111,734	—	(613)
Expiring 12/17/25	HSBC	INR	21,150	237,000	237,624	624	—
Expiring 12/17/25	HSBC	INR	10,467	118,000	117,599	—	(401)
Expiring 12/17/25	JPM	INR	9,277	104,132	104,227	95	—
Expiring 12/17/25	MSI	INR	18,889	212,000	212,225	225	—
Expiring 12/17/25	MSI	INR	10,069	113,000	113,126	126	—
Expiring 12/17/25	SCB	INR	382,845	4,319,223	4,301,366	—	(17,857)
Expiring 12/17/25	SCB	INR	23,872	268,000	268,209	209	—
Expiring 12/17/25	SCB	INR	20,679	232,000	232,338	338	—
Indonesian Rupiah,
Expiring 12/17/25	BNY	IDR	4,000,000	237,572	240,308	2,736	—
Expiring 12/17/25	BOA	IDR	3,459,518	208,000	207,838	—	(162)
Expiring 12/17/25	DB	IDR	1,284,054	77,146	77,142	—	(4)
Expiring 12/17/25	HSBC	IDR	6,176,703	372,000	371,078	—	(922)
Expiring 12/17/25	HSBC	IDR	4,152,995	253,000	249,500	—	(3,500)
Expiring 12/17/25	HSBC	IDR	3,783,094	226,500	227,277	777	—
Expiring 12/17/25	HSBC	IDR	3,560,853	214,000	213,926	—	(74)
Expiring 12/17/25	HSBC	IDR	3,514,629	214,000	211,149	—	(2,851)
Expiring 12/17/25	HSBC	IDR	3,057,133	185,500	183,664	—	(1,836)
Expiring 12/17/25	HSBC	IDR	2,998,850	181,000	180,162	—	(838)
Expiring 12/17/25	HSBC	IDR	2,561,667	154,000	153,898	—	(102)
Expiring 12/17/25	HSBC	IDR	2,318,216	141,000	139,272	—	(1,728)
Expiring 12/17/25	HSBC	IDR	2,208,914	132,000	132,705	705	—
Expiring 12/17/25	SCB	IDR	3,196,149	192,000	192,015	15	—
Expiring 12/17/25	UAG	IDR	878,843	52,571	52,798	227	—
Japanese Yen,
Expiring 01/22/26	BNP	JPY	67,843	450,721	443,891	—	(6,830)
Expiring 01/22/26	MSI	JPY	26,535	176,335	173,617	—	(2,718)
Malaysian Ringgit,
Expiring 12/17/25	BARC	MYR	4,816	1,144,760	1,151,381	6,621	—
Expiring 12/17/25	BARC	MYR	4,408	1,047,722	1,053,907	6,185	—
Expiring 12/17/25	BARC	MYR	247	58,791	59,110	319	—
Mexican Peso,
Expiring 12/17/25	BNY	MXN	23,048	1,223,172	1,234,422	11,250	—
Expiring 12/17/25	GSI	MXN	997	53,836	53,404	—	(432)
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	10,449	349,056	339,883	—	(9,173)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	643	190,000	190,869	869	—
Expiring 12/17/25	CITI	PEN	592	168,000	175,567	7,567	—
Expiring 12/17/25	CITI	PEN	530	157,000	157,158	158	—
Expiring 12/17/25	CITI	PEN	520	153,000	154,154	1,154	—
Expiring 12/17/25	CITI	PEN	458	136,000	135,948	—	(52)
Expiring 12/17/25	CITI	PEN	425	125,000	126,033	1,033	—
Expiring 12/17/25	CITI	PEN	367	108,500	108,790	290	—
Expiring 12/17/25	CITI	PEN	301	89,200	89,375	175	—
Expiring 12/17/25	CITI	PEN	233	68,680	69,151	471	—
Expiring 12/17/25	CITI	PEN	191	55,819	56,558	739	—
Expiring 12/17/25	CITI	PEN	189	55,809	56,175	366	—
Expiring 12/17/25	CITI	PEN	166	47,735	49,204	1,469	—
Expiring 12/17/25	SCB	PEN	660	194,000	195,837	1,837	—
Expiring 12/17/25	SCB	PEN	591	168,000	175,163	7,163	—
Philippine Peso,
Expiring 12/17/25	MSI	PHP	24,000	417,447	408,571	—	(8,876)
Expiring 12/17/25	SCB	PHP	11,622	203,000	197,854	—	(5,146)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 49

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 12/17/25	UAG	PHP	4,442	$75,900	$75,628	$—	$(272)
Polish Zloty,
Expiring 01/22/26	MSI	PLN	6,130	1,671,337	1,658,408	—	(12,929)
Romanian Leu,
Expiring 01/22/26	MSI	RON	2,348	529,553	529,821	268	—
Singapore Dollar,
Expiring 12/17/25	MSI	SGD	240	185,000	185,016	16	—
Expiring 12/17/25	MSI	SGD	216	169,000	166,783	—	(2,217)
Expiring 12/17/25	UAG	SGD	170	133,000	131,354	—	(1,646)
South African Rand,
Expiring 12/17/25	BARC	ZAR	5,572	321,789	320,325	—	(1,464)
Expiring 12/17/25	BARC	ZAR	5,016	287,012	288,371	1,359	—
Expiring 12/17/25	BARC	ZAR	1,438	83,121	82,697	—	(424)
Expiring 12/17/25	BARC	ZAR	1,132	65,373	65,084	—	(289)
Expiring 12/17/25	BOA	ZAR	3,084	175,888	177,282	1,394	—
Expiring 12/17/25	MSI	ZAR	4,875	278,496	280,293	1,797	—
Expiring 12/17/25	SCB	ZAR	755	43,643	43,405	—	(238)
Thai Baht,
Expiring 12/17/25	BOA	THB	3,616	112,000	112,255	255	—
Expiring 12/17/25	CITI	THB	14,467	460,000	449,122	—	(10,878)
Expiring 12/17/25	CITI	THB	5,202	160,000	161,487	1,487	—
Expiring 12/17/25	HSBC	THB	3,631	111,000	112,717	1,717	—
Expiring 12/17/25	HSBC	THB	3,264	100,000	101,339	1,339	—
Expiring 12/17/25	JPM	THB	4,816	148,000	149,523	1,523	—
Expiring 12/17/25	JPM	THB	4,560	142,000	141,560	—	(440)
Expiring 12/17/25	MSI	THB	3,112	96,000	96,606	606	—
Expiring 12/17/25	SCB	THB	6,724	207,000	208,756	1,756	—
Expiring 12/17/25	SSB	THB	920	28,484	28,554	70	—
Turkish Lira,
Expiring 11/19/25	HSBC	TRY	867	20,185	20,309	124	—

				$31,820,366	$31,872,217	193,580	(141,729)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 11/04/25	CITI	ARS	65,182	$45,742	$43,400	$2,342	$—
Brazilian Real,
Expiring 11/04/25	GSI	BRL	11,388	2,131,147	2,113,924	17,223	—
Expiring 11/04/25	GSI	BRL	568	106,000	105,439	561	—
Chilean Peso,
Expiring 12/17/25	BOA	CLP	105,794	110,000	112,258	—	(2,258)
Expiring 12/17/25	CITI	CLP	113,118	118,000	120,030	—	(2,030)
Expiring 12/17/25	CITI	CLP	92,364	96,000	98,007	—	(2,007)
Expiring 12/17/25	HSBC	CLP	229,679	242,000	243,713	—	(1,713)
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	1,514	214,000	213,271	729	—
Expiring 12/17/25	TD	CNH	2,007	283,130	282,659	471	—
Colombian Peso,
Expiring 12/17/25	CITI	COP	279,494	71,500	72,038	—	(538)
Expiring 12/17/25	CITI	COP	275,842	70,620	71,097	—	(477)
Expiring 12/17/25	GSI	COP	2,134,635	533,659	550,190	—	(16,531)
Expiring 12/17/25	GSI	COP	1,883,302	469,499	485,410	—	(15,911)
Expiring 12/17/25	HSBC	COP	279,324	71,750	71,994	—	(244)
Expiring 12/17/25	MSI	COP	2,109,870	531,132	543,806	—	(12,674)

See Notes to Financial Statements.

50

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 01/22/26	BNP	CZK	2,418	$116,089	$114,741	$1,348	$—
Euro,
Expiring 11/05/25	BOA	EUR	146	169,332	168,363	969	—
Expiring 11/05/25	CITI	EUR	387	448,668	446,047	2,621	—
Expiring 01/22/26	BNP	EUR	445	515,548	515,644	—	(96)
Hungarian Forint,
Expiring 01/22/26	HSBC	HUF	160,466	476,316	474,437	1,879	—
Indian Rupee,
Expiring 12/17/25	BOA	INR	55,292	627,000	621,224	5,776	—
Expiring 12/17/25	BOA	INR	16,304	184,000	183,177	823	—
Expiring 12/17/25	BOA	INR	13,044	148,000	146,548	1,452	—
Expiring 12/17/25	CITI	INR	28,941	326,906	325,160	1,746	—
Expiring 12/17/25	GSI	INR	17,134	192,744	192,503	241	—
Expiring 12/17/25	GSI	INR	3,105	34,835	34,889	—	(54)
Expiring 12/17/25	MSI	INR	34,859	394,400	391,646	2,754	—
Expiring 12/17/25	MSI	INR	12,534	142,000	140,819	1,181	—
Expiring 12/17/25	SCB	INR	17,429	197,000	195,815	1,185	—
Indonesian Rupiah,
Expiring 12/17/25	BARC	IDR	405,051	24,365	24,334	31	—
Expiring 12/17/25	BNY	IDR	4,000,000	242,351	240,309	2,042	—
Expiring 12/17/25	BOA	IDR	1,847,051	111,000	110,965	35	—
Expiring 12/17/25	BOA	IDR	1,821,271	109,500	109,417	83	—
Expiring 12/17/25	HSBC	IDR	1,759,494	106,000	105,705	295	—
Expiring 12/17/25	HSBC	IDR	920,137	55,300	55,279	21	—
Expiring 12/17/25	HSBC	IDR	788,802	47,400	47,389	11	—
Expiring 12/17/25	JPM	IDR	16,660,539	1,007,964	1,000,917	7,047	—
Expiring 12/17/25	JPM	IDR	1,844,265	111,000	110,798	202	—
Expiring 12/17/25	MSI	IDR	1,064,242	63,859	63,937	—	(78)
Expiring 12/17/25	SCB	IDR	2,757,711	167,000	165,675	1,325	—
Malaysian Ringgit,
Expiring 12/17/25	BARC	MYR	78	18,533	18,653	—	(120)
Mexican Peso,
Expiring 12/17/25	MSI	MXN	392	21,249	21,007	242	—
Expiring 12/17/25	TD	MXN	1,409	76,213	75,446	767	—
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	542	155,000	160,849	—	(5,849)
Expiring 12/17/25	CITI	PEN	538	154,000	159,610	—	(5,610)
Expiring 12/17/25	CITI	PEN	529	151,000	157,030	—	(6,030)
Expiring 12/17/25	CITI	PEN	445	127,000	132,025	—	(5,025)
Expiring 12/17/25	CITI	PEN	412	118,000	122,204	—	(4,204)
Expiring 12/17/25	CITI	PEN	385	110,000	114,225	—	(4,225)
Expiring 12/17/25	MSI	PEN	390	110,821	115,805	—	(4,984)
Expiring 12/17/25	SCB	PEN	538	154,000	159,624	—	(5,624)
Expiring 12/17/25	SSB	PEN	559	159,000	165,852	—	(6,852)
Philippine Peso,
Expiring 12/17/25	CITI	PHP	10,236	175,500	174,253	1,247	—
Expiring 12/17/25	CITI	PHP	9,983	171,000	169,948	1,052	—
Expiring 12/17/25	CITI	PHP	8,455	144,000	143,945	55	—
Expiring 12/17/25	CITI	PHP	8,366	143,000	142,424	576	—
Expiring 12/17/25	CITI	PHP	7,047	120,000	119,964	36	—
Expiring 12/17/25	CITI	PHP	3,546	59,850	60,371	—	(521)
Expiring 12/17/25	HSBC	PHP	12,521	213,000	213,152	—	(152)
Expiring 12/17/25	HSBC	PHP	10,197	175,000	173,588	1,412	—
Expiring 12/17/25	HSBC	PHP	8,517	146,000	145,000	1,000	—
Expiring 12/17/25	JPM	PHP	10,201	175,000	173,658	1,342	—
Expiring 12/17/25	MSI	PHP	22,757	390,000	387,407	2,593	—
Expiring 12/17/25	MSI	PHP	4,531	77,723	77,140	583	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 51

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 12/17/25	SCB	PHP	3,003	$50,960	$51,121	$—	$(161)
Polish Zloty,
Expiring 01/22/26	JPM	PLN	1,109	304,000	300,068	3,932	—
Expiring 01/22/26	JPM	PLN	530	144,500	143,350	1,150	—
Expiring 01/22/26	MSI	PLN	348	95,251	94,130	1,121	—
Expiring 01/22/26	UAG	PLN	330	90,749	89,329	1,420	—
Singapore Dollar,
Expiring 12/17/25	BOA	SGD	156	121,000	120,302	698	—
Expiring 12/17/25	BOA	SGD	142	111,000	109,320	1,680	—
Expiring 12/17/25	JPM	SGD	282	222,000	217,750	4,250	—
Expiring 12/17/25	JPM	SGD	198	153,000	152,495	505	—
Expiring 12/17/25	MSI	SGD	3,522	2,757,406	2,715,775	41,631	—
Expiring 12/17/25	SSB	SGD	298	231,000	229,506	1,494	—
Expiring 12/17/25	SSB	SGD	57	44,596	44,169	427	—
Expiring 12/17/25	TD	SGD	157	121,000	120,742	258	—
Expiring 12/17/25	UAG	SGD	181	142,000	139,752	2,248	—
South African Rand,
Expiring 12/17/25	BARC	ZAR	674	38,546	38,722	—	(176)
Expiring 12/17/25	CITI	ZAR	4,542	258,000	261,100	—	(3,100)
Expiring 12/17/25	GSI	ZAR	33,994	1,929,378	1,954,326	—	(24,948)
Expiring 12/17/25	GSI	ZAR	1,466	83,870	84,304	—	(434)
Expiring 12/17/25	HSBC	ZAR	3,790	214,998	217,895	—	(2,897)
Expiring 12/17/25	TD	ZAR	892	51,430	51,289	141	—
South Korean Won,
Expiring 12/17/25	BOA	KRW	358,001	251,000	251,018	—	(18)
Expiring 12/17/25	BOA	KRW	241,604	170,000	169,404	596	—
Expiring 12/17/25	JPM	KRW	86,211	62,367	60,448	1,919	—
Expiring 12/17/25	MSI	KRW	379,183	265,000	265,870	—	(870)
Expiring 12/17/25	SCB	KRW	307,458	217,000	215,579	1,421	—
Thai Baht,
Expiring 12/17/25	CITI	THB	3,864	122,000	119,946	2,054	—
Expiring 12/17/25	CITI	THB	3,660	116,000	113,613	2,387	—
Expiring 12/17/25	HSBC	THB	15,227	474,070	472,713	1,357	—
Expiring 12/17/25	JPM	THB	4,677	145,000	145,195	—	(195)
Expiring 12/17/25	MSI	THB	15,227	483,302	472,713	10,589	—
Expiring 12/17/25	MSI	THB	6,583	204,000	204,369	—	(369)
Expiring 12/17/25	MSI	THB	3,766	116,000	116,901	—	(901)
Expiring 12/17/25	MSI	THB	3,551	110,000	110,233	—	(233)
Expiring 12/17/25	MSI	THB	3,025	96,000	93,909	2,091	—

				$24,454,068	$24,443,510	148,667	(138,109)

						$342,247	$(279,838)

Credit default swap agreements outstanding at October 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos^	05/07/26	4.750%(M)	240	*	$5,186	$—	$5,186	GSI
Republic of Argentina	06/20/26	5.000%(Q)	125	5.202%	538	(2,922)	3,460	BARC

See Notes to Financial Statements.

52

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Argentina	06/20/26	5.000%(Q)	31	5.202%	$133	$(305)	$438	MSI
Republic of Ivory Coast	06/20/26	1.000%(Q)	300	0.592%	1,106	(2,973)	4,079	JPM
Republic of Ivory Coast	06/20/27	1.000%(Q)	150	1.093%	(56)	(3,759)	3,703	MSI
Republic of Panama	06/20/27	1.000%(Q)	500	0.597%	3,769	(2,240)	6,009	MSI
Republic of Turkey	12/20/25	1.000%(Q)	600	0.561%	1,028	(535)	1,563	MSI
Republic of Turkey	12/20/25	1.000%(Q)	200	0.561%	343	(128)	471	MSI

					$12,047	$(12,862)	$24,909

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.36.V3	12/20/26	1.000%(Q)	1,242	0.486%	$(3,097)	$8,592	$11,689
CDX.EM.37.V2	06/20/27	1.000%(Q)	779	0.621%	(588)	5,568	6,156
CDX.EM.39.V1	06/20/28	1.000%(Q)	887	0.788%	(5,730)	5,706	11,436

					$(9,415)	$19,866	$29,281

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 53

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at October 31, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)/ 0.055%	$—	$(47,033)	$(47,033)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(71,018)	(71,018)
BRL	2,210	01/04/27	9 .775%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(40,692)	(40,692)
BRL	413	01/04/27	11.680%(T)	1 Day BROIS(2)(T)/ 0.055%	135	(6,408)	(6,543)
BRL	1,688	01/04/27	11.755%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(21,026)	(21,026)
BRL	518	01/04/27	13.270%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(1,445)	(1,445)
BRL	12,074	01/04/27	14.048%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(1,012)	(1,012)
BRL	8,776	01/04/27	14.257%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(4,888)	(4,888)
BRL	2,235	01/04/27	14.262%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(1,275)	(1,275)
BRL	5,544	01/04/27	14.298%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(3,633)	(3,633)
BRL	3,059	01/03/28	13.400%(T)	1 Day BROIS(2)(T)/ 0.055%	—	685	685
BRL	2,079	01/02/29	10.960%(T)	1 Day BROIS(2)(T)/ 0.055%	(19,136)	(36,791)	(17,655)
BRL	1,009	01/02/29	13.040%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(89)	(89)
BRL	1,008	01/02/29	13.045%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(61)	(61)
BRL	2,136	01/02/29	13.215%(T)	1 Day BROIS(2)(T)/ 0.055%	—	272	272
BRL	2,330	01/02/29	13.258%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(54)	(54)
BRL	3,400	01/02/29	13.290%(T)	1 Day BROIS(2)(T)/ 0.055%	—	994	994
BRL	4,092	01/02/29	13.312%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(6,333)	(6,333)
BRL	2,776	01/02/29	13.450%(T)	1 Day BROIS(2)(T)/ 0.055%	—	3,697	3,697
BRL	776	01/02/31	13.114%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(1,137)	(1,137)
BRL	3,027	01/02/31	13.260%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(263)	(263)
CLP	25,080	03/15/33	5.100%(S)	1 Day CLOIS(2)(S)/ 4.750%	(464)	103	567
CNH	3,000	07/28/27	2.438%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	—	6,736	6,736
CNH	2,407	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	(1,118)	8,740	9,858
CNH	5,630	04/24/28	2.811%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	—	25,193	25,193
CNH	5,700	06/18/30	1.385%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	(5,550)	(5,924)	(374)
COP	236,760	12/21/27	10.125%(Q)	1 Day COOIS(1)(Q)/ 8.730%	—	(1,361)	(1,361)
CZK	11,310	06/18/30	3.218%(A)	6 Month PRIBOR(2)(S)/ 3.540%	—	(15,588)	(15,588)
CZK	20,000	12/17/30	3.745%(A)	6 Month PRIBOR(2)(S)/ 3.540%	—	(7,018)	(7,018)
CZK	6,507	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)/ 3.540%	—	(36,737)	(36,737)
CZK	5,913	09/18/34	3.955%(A)	6 Month PRIBOR(2)(S)/ 3.540%	2,063	(2,793)	(4,856)
CZK	5,727	12/17/35	4.153%(A)	6 Month PRIBOR(2)(S)/ 3.540%	—	(229)	(229)
HUF	351,566	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 6.480%	(6,224)	(29,992)	(23,768)
HUF	150,000	03/17/27	6.250%(A)	6 Month BUBOR(1)(S)/ 6.480%	—	(12,941)	(12,941)
HUF	260,390	09/17/27	6.150%(A)	6 Month BUBOR(1)(S)/ 6.480%	—	2,391	2,391
INR	146,530	12/17/27	5.330%(S)	1 Day MIBOR(2)(S)/ 5.690%	—	(3,070)	(3,070)
INR	35,320	06/18/30	5.613%(S)	1 Day MIBOR(2)(S)/ 5.690%	—	(235)	(235)
INR	18,858	06/18/30	6.075%(S)	1 Day MIBOR(2)(S)/ 5.690%	—	4,139	4,139
INR	124,774	09/17/30	5.650%(S)	1 Day MIBOR(2)(S)/ 5.690%	561	22	(539)
KRW	496,507	09/21/27	3.087%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	(349)	3,330	3,679
KRW	180,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	3,734	4,401	667
KRW	904,550	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	(2,626)	5,332	7,958
KRW	107,825	12/20/28	3.830%(Q)	3 Month KWCDC(1)(Q)/ 2.550%	(3,058)	(2,753)	305
KRW	500,440	06/19/29	3.390%(Q)	3 Month KWCDC(1)(Q)/ 2.550%	(12,418)	(8,715)	3,703
KRW	447,383	12/18/29	2.886%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	3,302	1,974	(1,328)
KRW	272,611	06/18/30	2.423%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	1,436	(2,893)	(4,329)
KRW	44,232	06/18/30	2.645%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	69	(159)	(228)
KRW	1,335,700	09/17/30	2.469%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	824	(13,350)	(14,174)
KRW	843,324	09/17/30	2.488%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	536	(7,899)	(8,435)
MXN	9,343	12/13/28	7.105%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.781%	—	430	430
MXN	9,930	12/13/28	7.171%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.781%	—	1,405	1,405
MXN	15,530	09/11/30	7.647%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.781%	—	13,116	13,116
MXN	5,420	09/11/30	7.658%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.781%	—	4,705	4,705

See Notes to Financial Statements.

54

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Interest rate swap agreements outstanding at October 31, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN 7,085		09/11/30	7.675%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.781%	$—	$6,422	$6,422
MXN	4,420	09/11/30	7.745%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.781%	—	4,704	4,704
MXN	3,119	09/11/30	7.873%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.781%	(3)	4,212	4,215
PLN	1,670	08/02/27	5.680%(A)	6 Month WIBOR(2)(S)/ 4.300%	—	13,543	13,543
PLN	1,190	09/21/27	6.632%(A)	6 Month WIBOR(1)(S)/ 4.300%	(2,697)	(15,937)	(13,240)
PLN	1,434	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 4.300%	—	20,765	20,765
PLN	117	10/25/27	7.900%(A)	6 Month WIBOR(1)(S)/ 4.300%	(3,383)	(2,378)	1,005
PLN	2,116	12/21/27	6.845%(A)	6 Month WIBOR(1)(S)/ 4.300%	(32,911)	(56,407)	(23,496)
PLN	2,250	06/18/30	3.963%(A)	6 Month WIBOR(2)(S)/ 4.300%	—	(3,670)	(3,670)
PLN	271	05/10/32	6.410%(A)	6 Month WIBOR(1)(S)/ 4.300%	—	(9,893)	(9,893)
THB	79,390	05/06/27	1.180%(Q)	1 Day THOR(2)(Q)/ 1.489%	—	1,879	1,879
ZAR	2,808	03/16/27	6.960%(Q)	3 Month JIBAR(1)(Q)/ 6.967%	5,758	(612)	(6,370)
ZAR	1,744	09/21/27	7.490%(Q)	3 Month JIBAR(2)(Q)/ 6.967%	(1,617)	1,604	3,221
ZAR	2,634	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 6.967%	(286)	(6,971)	(6,685)
ZAR	646	06/19/29	8.930%(Q)	3 Month JIBAR(2)(Q)/ 6.967%	1,306	2,756	1,450
ZAR	2,510	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 6.967%	—	(10,718)	(10,718)
ZAR	9,206	12/18/29	7.975%(Q)	3 Month JIBAR(1)(Q)/ 6.967%	(3,962)	(23,868)	(19,906)
ZAR	686	03/19/30	7.765%(Q)	3 Month JIBAR(2)(Q)/ 6.967%	—	1,478	1,478
ZAR	6,181	03/19/30	7.981%(Q)	3 Month JIBAR(2)(Q)/ 6.967%	1,022	16,345	15,323
ZAR	7,743	03/19/30	8.060%(Q)	3 Month JIBAR(1)(Q)/ 6.967%	—	(21,854)	(21,854)
ZAR	21,186	09/17/30	7.138%(Q)	3 Month JIBAR(1)(Q)/ 6.967%	—	(13,378)	(13,378)
ZAR	7,119	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)/ 6.967%	(4,522)	10,318	14,840
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)/ 6.967%	93	(7,050)	(7,143)
ZAR	6,610	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)/ 6.967%	1,662	(7,935)	(9,597)
ZAR	4,635	01/04/32	7.595%(Q)	3 Month JIBAR(1)(Q)/ 6.967%	5,064	(6,429)	(11,493)
ZAR	2,682	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 6.967%	(11)	16,802	16,813

					$(72,770)	$(393,422)	$(320,652)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
MYR 2,300	07/21/27	3.640%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	$4,110	$(2)	$4,112	GSI
MYR 3,000	07/29/27	3.500%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	3,654	(3)	3,657	JPM
MYR 1,165	06/21/28	3.442%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	1,815	—	1,815	BOA
MYR 1,170	03/19/30	3.515%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	3,244	—	3,244	CITI

				$12,823	$(5)	$12,828

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(12,867)	$37,737	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CITI	$863,924	$—
JPS	—	201,195

Total	$863,924	$201,195

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 55

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds
Mexico	$—	$350,649	$—
Supranational Bank	—	475,138	—
Sovereign Bonds
Brazil	—	1,798,581	—
Chile	—	367,696	—
China	—	1,723,508	—
Colombia	—	2,868,523	—
Czech Republic	—	1,287,139	—
Dominican Republic	—	424,717	—
Guatemala	—	199,438	—
Hungary	—	1,145,563	—
India	—	1,714,805	—
Indonesia	—	4,407,409	—
Ivory Coast	—	393,082	—
Malaysia	—	1,689,971	—
Mexico	—	2,490,539	—
Peru	—	1,602,783	—
Philippines	—	1,312,491	—
Poland	—	1,425,471	—
Romania	—	1,005,077	—
Serbia	—	338,189	—
South Africa	—	4,590,795	—
Thailand	—	2,386,071	—
Turkey	—	632,974	—
Uruguay	—	80,491	—
U.S. Treasury Obligation	—	201,195	—
Option Purchased	—	1	—
Short-Term Investments
Affiliated Mutual Fund	2,212,898	—	—
Options Purchased	—	7,685	—

Total	$2,212,898	$34,919,981	$—

Liabilities
Long-Term Investments
Options Written	$—	$(2,032)	$—
Short-Term Investments
Options Written	$—	$(77,205)	$—

Total	$—	$(79,237)	$—

Other Financial Instruments*
Assets
Futures Contracts	$9,077	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	342,247	—
Centrally Cleared Credit Default Swap Agreements	—	29,281	—
OTC Credit Default Swap Agreements	—	6,917	5,186

See Notes to Financial Statements.

56

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3

Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$196,158	$—
OTC Interest Rate Swap Agreements	—	12,823	—

Total	$9,077	$587,426	$5,186

Liabilities
Futures Contracts	$(24,275)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(279,838)	—
OTC Credit Default Swap Agreement	—	(56)	—
Centrally Cleared Interest Rate Swap Agreements	—	(516,810)	—

Total	$(24,275)	$(796,704)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2025 were as follows:

Sovereign Bonds	89.2%
Affiliated Mutual Fund	5.8
Multi-National	1.3
Oil & Gas	0.9
U.S. Treasury Obligation	0.5
Options Purchased	0.0 *

97.7
Options Written	(0.2)
Other assets in excess of liabilities	2.5

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$29,281*	—	$ —
Credit contracts	—	—	Premiums received for OTC swap agreements	12,862
Credit contracts	Unrealized appreciation on OTC swap agreements	24,909	—	—
Foreign exchange contracts	Unaffiliated investments	1,188	Options written outstanding, at value	50,448
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	342,247	Unrealized depreciation on OTC forward foreign currency exchange contracts	279,838

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 57

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$9,077	*	Due from/to broker-variation margin futures	$24,275	*
Interest rate contracts	Due from/to broker-variation margin swaps	196,158	*	Due from/to broker-variation margin swaps	516,810	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	5
Interest rate contracts	Unaffiliated investments	6,498		Options written outstanding, at value	28,789
Interest rate contracts	Unrealized appreciation on OTC swap agreements	12,828		—	—

		$622,186			$913,027

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$79,154

Foreign exchange contracts	(81,094)	351,487	—	(45,974)	—
Interest rate contracts	(4,838)	32,078	69,718	—	(555,669)

Total	$(85,932)	$383,565	$69,718	$(45,974)	$(476,515)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$32,976

Foreign exchange contracts	9,533	38,361	—	293,227	—
Interest rate contracts	(5,668)	825	(31,044)	—	428,442

Total	$3,865	$39,186	$(31,044)	$293,227	$461,418

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 20,232
Options Written (2)	11,511,304
Futures Contracts - Long Positions (2)	1,823,973
Futures Contracts - Short Positions (2)	1,917,551
Forward Foreign Currency Exchange Contracts - Purchased (3)	31,679,776
Forward Foreign Currency Exchange Contracts - Sold (3)	26,477,666
Cross Currency Exchange Contracts (4)	108,321
Interest Rate Swap Agreements (2)	36,360,434

See Notes to Financial Statements.

58

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2025

Derivative Contract Type	Average Volume of Derivative Activities*
Credit Default Swap Agreements - Sell Protection (2)	$ 4,733,244

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$17,975	$(7,812)	$10,163	$—	$10,163
BNP	4,738	(6,926)	(2,188)	—	(2,188)
BNY	17,422	—	17,422	—	17,422
BOA	18,733	(3,619)	15,114	—	15,114
CA	13,100	—	13,100	—	13,100
CITI	132,895	(73,079)	59,816	—	59,816
DB	79	(17,500)	(17,421)	—	(17,421)
GSI	33,790	(96,264)	(62,474)	—	(62,474)
HSBC	11,757	(18,191)	(6,434)	—	(6,434)
JPM	30,517	(40,991)	(10,474)	—	(10,474)
MSI	79,022	(68,575)	10,447	—	10,447
SCB	20,061	(29,026)	(8,965)	—	(8,965)
SSB	2,049	(6,852)	(4,803)	—	(4,803)
TD	1,637	(833)	804	—	804
UAG	3,895	(2,274)	1,621	—	1,621

	$387,670	$(371,942)	$15,728	$—	$15,728

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 59

PGIM Emerging Markets Debt Local Currency Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $33,687,206)	$34,919,981
Affiliated investments (cost $2,212,898)	2,212,898
Foreign currency, at value (cost $266,751)	264,241
Deposit with broker for centrally cleared/exchange-traded derivatives	863,924
Dividends and interest receivable	622,482
Unrealized appreciation on OTC forward foreign currency exchange contracts	342,247
Receivable for Fund shares sold	279,973
Tax reclaim receivable	80,753
Receivable for investments sold	80,231
Unrealized appreciation on OTC swap agreements	37,737
Due from broker—variation margin swaps	13,593
Due from broker—variation margin futures	1,991
Due from Manager	4
Prepaid expenses	1,809

Total Assets	39,721,864

Liabilities
Payable for investments purchased	1,144,250
Unrealized depreciation on OTC forward foreign currency exchange contracts	279,838
Payable for Fund shares purchased	92,037
Options written outstanding, at value (premiums received $114,296)	79,237
Accrued expenses and other liabilities	61,773
Audit fee payable	57,896
Premiums received for OTC swap agreements	12,867
Foreign capital gains tax liability accrued	4,028
Directors’ fees payable	840
Affiliated transfer agent fee payable	605
Distribution fee payable	456
Dividends and Distributions payable	369

Total Liabilities	1,734,196

Net Assets	$37,987,668

Net assets were comprised of:
Common stock, at par	$77
Paid-in capital in excess of par	51,873,833
Total distributable earnings (loss)	(13,886,242)

Net assets, October 31, 2025	$37,987,668

See Notes to Financial Statements.

60

PGIM Emerging Markets Debt Local Currency Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A

Net asset value and redemption price per share, ($ 1,974,848 ÷ 402,431 shares of common stock issued and outstanding)	$4.91
Maximum sales charge (3.25% of offering price)	0.16

Maximum offering price to public	$5.07

Class C

Net asset value, offering price and redemption price per share, ($ 40,125 ÷ 8,117 shares of common stock issued and outstanding)	$4.94

Class Z

Net asset value, offering price and redemption price per share, ($ 30,812,138 ÷ 6,221,080 shares of common stock issued and outstanding)	$4.95

Class R6

Net asset value, offering price and redemption price per share, ($ 5,160,557 ÷ 1,042,755 shares of common stock issued and outstanding)	$4.95

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 61

PGIM Emerging Markets Debt Local Currency Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Income
Interest income (net of $93,956 foreign withholding tax)	$2,742,471
Affiliated dividend income	51,763
Affiliated income from securities lending, net	7

Total income	2,794,241

Expenses
Management fee	275,800
Distribution fee(a)	5,475
Custodian and accounting fees	98,079
Audit fee	58,396
Transfer agent’s fees and expenses (including affiliated expense of $10,675)(a)	53,162
Professional fees	43,227
Registration fees(a)	26,842
Shareholders’ reports	22,735
Directors’ fees	10,180
Commitment fees	7,419
Insurance expense	1,016
Miscellaneous	30,823

Total expenses	633,154
Less: Fee waiver and/or expense reimbursement(a)	(321,805)

Net expenses	311,349

Net investment income (loss)	2,482,892

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes $(38,114))	(69,702)
Futures transactions	69,718
Forward and cross currency contract transactions	(45,974)
Options written transactions	383,565
Swap agreement transactions	(476,515)
Foreign currency transactions	(1,127,046)

(1,265,954)

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $222)	2,987,217
Futures	(31,044)
Forward and cross currency contracts	293,227
Options written	39,186
Swap agreements	461,418
Foreign currencies	3,043

3,753,047

Net gain (loss) on investment and foreign currency transactions	2,487,093

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,969,985

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	5,095	380	—	—
Transfer agent’s fees and expenses	4,506	764	47,505	387
Registration fees	7,107	5,189	9,356	5,190
Fee waiver and/or expense reimbursement	(20,559)	(6,123)	(256,938)	(38,185)

See Notes to Financial Statements.

62

PGIM Emerging Markets Debt Local Currency Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2025	2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,482,892	$3,331,805
Net realized gain (loss) on investment and foreign currency transactions	(1,265,954)	(2,587,233)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,753,047	3,513,268

Net increase (decrease) in net assets resulting from operations	4,969,985	4,257,840

Dividends and Distributions
Distributions from distributable earnings
Class A	(96,836)	(109,307)
Class C	(1,570)	(1,994)
Class Z	(1,796,515)	(2,390,898)
Class R6	(247,727)	(249,282)

	(2,142,648)	(2,751,481)

Tax return of capital distributions
Class A	(18,350)	(50,467)
Class C	(298)	(921)
Class Z	(340,434)	(1,103,877)
Class R6	(46,944)	(115,094)

	(406,026)	(1,270,359)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,024,376	17,917,041
Net asset value of shares issued in reinvestment of dividends and distributions	2,414,893	3,262,518
Cost of shares purchased	(25,502,197)	(28,419,557)

Net increase (decrease) in net assets from Fund share transactions	(17,062,928)	(7,239,998)

Total increase (decrease)	(14,641,617)	(7,003,998)

Net Assets:
Beginning of year	52,629,285	59,633,283

End of year	$37,987,668	$52,629,285

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 63

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2025	2024	2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.56	$4.57	$4.27		$5.45		$5.57
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.25	0.23	(b)	0.20		0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.35	0.04	0.31	(c)	(1.17)		(0.09)
Total from investment operations	0.61	0.29	0.54		(0.97)		0.13
Less Dividends and Distributions:
Dividends from net investment income*	(0.22)	(0.20)	(0.24)		(0.04)		(0.25)
Tax return of capital distributions	(0.04)	(0.10)	-		(0.17)		-
Total dividends and distributions	(0.26)	(0.30)	(0.24)		(0.21)		(0.25)
Net asset value, end of year	$4.91	$4.56	$4.57		$4.27		$5.45
Total Return(d):	13.92%	6.45%	12.66%		(18.18)%		2.19%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,975	$2,219	$2,391		$2,151		$3,489
Average net assets (000)	$2,038	$2,450	$2,498		$2,762		$3,950
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.13%	1.13%	1.14	%(f)	1.14	%(f)	1.13%
Expenses before waivers and/or expense reimbursement	2.14%	1.89%	2.03	%(f)	1.90	%(f)	1.67%
Net investment income (loss)	5.49%	5.41%	4.97%		4.13%		3.75%
Portfolio turnover rate(g)	47%	43%	19%		26%		35%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes certain non-recurring expenses of 0.01% for the year ended October 31, 2023 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver, if applicable.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

64

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2025	2024		2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.60	$4.60		$4.30	$5.49		$5.61
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.22		0.20 (b)	0.17		0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.35	0.05		0.31 (c)	(1.19)		(0.09)
Total from investment operations	0.57	0.27		0.51	(1.02)		0.09
Less Dividends and Distributions:
Dividends from net investment income*	(0.19)	(0.17)		(0.21)	-		(0.21)
Tax return of capital distributions	(0.04)	(0.10)		-	(0.17)		-
Total dividends and distributions	(0.23)	(0.27)		(0.21)	(0.17)		(0.21)
Net asset value, end of year	$4.94	$4.60		$4.60	$4.30		$5.49
Total Return(d):	12.77%	5.88%		11.76%	(18.82)%		1.44%

Ratios/Supplemental Data:
Net assets, end of year (000)	$40	$37		$62	$126		$190
Average net assets (000)	$38	$49		$102	$144		$331
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.88%	1.89	%(f)	1.88%	1.89	%(f)	1.88%
Expenses before waivers and/or expense reimbursement	17.99%	15.28%		8.97%	7.40	%(f)	4.60%
Net investment income (loss)	4.75%	4.65%		4.19%	3.35%		3.00%
Portfolio turnover rate(g)	47%	43%		19%	26%		35%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver, if applicable.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 65

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2025	2024	2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.60	$4.61	$4.31		$5.50		$5.62
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.28	0.26	(b)	0.22		0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.37	0.04	0.30	(c)	(1.18)		(0.08)
Total from investment operations	0.64	0.32	0.56		(0.96)		0.16
Less Dividends and Distributions:
Dividends from net investment income*	(0.25)	(0.23)	(0.26)		(0.06)		(0.28)
Tax return of capital distributions	(0.04)	(0.10)	-		(0.17)		-
Total dividends and distributions	(0.29)	(0.33)	(0.26)		(0.23)		(0.28)
Net asset value, end of year	$4.95	$4.60	$4.61		$4.31		$5.50
Total Return(d):	14.31%	6.88%	13.05%		(17.83)%		2.63%

Ratios/Supplemental Data:
Net assets, end of year (000)	$30,812	$45,167	$52,178		$23,229		$49,067
Average net assets (000)	$35,562	$49,456	$42,236		$39,563		$59,794
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.72%	0.72%	0.73	%(f)	0.73	%(f)	0.72%
Expenses before waivers and/or expense reimbursement	1.44%	1.17%	1.26	%(f)	1.32	%(f)	1.16%
Net investment income (loss)	5.86%	5.84%	5.40%		4.49%		4.16%
Portfolio turnover rate(g)	47%	43%	19%		26%		35%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes certain non-recurring expenses of 0.01% for the year ended October 31, 2023 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver, if applicable.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

66

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2025	2024	2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.60	$4.60	$4.31		$5.50		$5.62
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.28	0.26	(b)	0.23		0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.36	0.05	0.30	(c)	(1.19)		(0.09)
Total from investment operations	0.64	0.33	0.56		(0.96)		0.16
Less Dividends and Distributions:
Dividends from net investment income*	(0.25)	(0.23)	(0.27)		(0.06)		(0.28)
Tax return of capital distributions	(0.04)	(0.10)	-		(0.17)		-
Total dividends and distributions	(0.29)	(0.33)	(0.27)		(0.23)		(0.28)
Net asset value, end of year	$4.95	$4.60	$4.60		$4.31		$5.50
Total Return(d):	14.39%	7.19%	12.88%		(17.77)%		2.70%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,161	$5,207	$5,002		$1,352		$3,237
Average net assets (000)	$4,793	$5,243	$2,239		$2,001		$1,613
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.65%	0.65%	0.66	%(f)	0.66	%(f)	0.65%
Expenses before waivers and/or expense reimbursement	1.45%	1.21%	1.53	%(f)	1.47	%(f)	1.63%
Net investment income (loss)	5.98%	5.89%	5.45%		4.56%		4.27%
Portfolio turnover rate(g)	47%	43%	19%		26%		35%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes certain non-recurring expenses of 0.01% for the year ended October 31, 2023 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver, if applicable.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 67

Notes to Financial Statements

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund (each, a “Fund” and collectively, the “Funds”). PGIM Emerging Markets Debt Hard Currency Fund is classified as a diversified fund for purposes of the 1940 Act and PGIM Emerging Markets Debt Local Currency Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Emerging Markets Debt Hard Currency Fund (“Emerging Markets Debt Hard Currency”)	Total return, through a combination of current income and capital appreciation
PGIM Emerging Markets Debt Local Currency Fund (“Emerging Markets Debt Local Currency”)	Total return, through a combination of current income and capital appreciation

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

68

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

69

Notes to Financial Statements (continued)

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as

70

realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

71

Notes to Financial Statements (continued)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending

72

transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadvisers’ performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Funds through its PGIM Fixed Income unit, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of subadvisers.

73

Notes to Financial Statements (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2025, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Emerging Markets Debt Hard Currency	0.650% on average daily net assets up to $1 billion; 0.630% on average daily net assets from $1 billion to $3 billion; 0.610% on average daily net assets from $3 billion to $5 billion; 0.600% on average daily net assets from $5 billion to $10 billion; 0.590% on average daily net assets over $10 billion.	0.65%

Emerging Markets Debt Local Currency	0.650% on average daily net assets up to $1 billion; 0.630% on average daily net assets from $1 billion to $3 billion; 0.610% on average daily net assets from $3 billion to $5 billion; 0.600% on average daily net assets from $5 billion to $10 billion; 0.590% on average daily net assets over $10 billion.	0.65

The Manager has contractually agreed, through February 28, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation

Emerging Markets Debt Hard Currency - Class A	1.05%

Emerging Markets Debt Hard Currency - Class C	1.80

Emerging Markets Debt Hard Currency - Class Z	0.75

Emerging Markets Debt Hard Currency - Class R6	0.65

Emerging Markets Debt Local Currency - Class A	1.13

Emerging Markets Debt Local Currency - Class C	1.88

Emerging Markets Debt Local Currency - Class Z	0.72

Emerging Markets Debt Local Currency - Class R6	0.65

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee

Emerging Markets Debt Hard Currency - Class A	0.25%	0.25%

Emerging Markets Debt Hard Currency - Class C	1.00	1.00

Emerging Markets Debt Hard Currency - Class Z	N/A	N/A

74

Fund	Gross Distribution Fee	Net Distribution Fee

Emerging Markets Debt Hard Currency - Class R6	N/A%	N/A%

Emerging Markets Debt Local Currency - Class A	0.25	0.25

Emerging Markets Debt Local Currency - Class C	1.00	1.00

Emerging Markets Debt Local Currency - Class Z	N/A	N/A

Emerging Markets Debt Local Currency - Class R6	N/A	N/A

For the year ended October 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC

Emerging Markets Debt Hard Currency - Class A	$257	$—

Emerging Markets Debt Hard Currency - Class C	—	—

Emerging Markets Debt Local Currency - Class A	59	—

Emerging Markets Debt Local Currency - Class C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Emerging Markets Debt Hard Currency	$70,312,349	$114,282,804

Emerging Markets Debt Local Currency	18,429,832	31,895,894

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2025, is presented as follows:

75

Notes to Financial Statements (continued)

Emerging Markets Debt Hard Currency:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)

$2,192,388	$ 65,785,347	$ 63,428,454	$ —	$ —	$ 4,549,281	4,549,281	$119,171		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wb)

3,028,567	49,211,833	45,662,299	608	(897)	6,577,812	6,581,760	16,503	(1)	—

$5,220,955	$114,997,180	$109,090,753	$608	$(897)	$11,127,093		$135,674		$—

Emerging Markets Debt Local Currency:
Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)

$1,469,009	$22,318,979	$21,575,090	$—	$—	$2,212,898	2,212,898	$51,763		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wb)

—	453,770	453,770	—	—	—	—	7	(1)	—

$1,469,009	$22,772,749	$22,028,860	$—	$—	$2,212,898		$51,770		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended October 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Emerging Markets Debt Hard Currency	$18,962,574	$—	$ —	$18,962,574

Emerging Markets Debt Local Currency	2,142,648	—	406,026	2,548,674

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Emerging Markets Debt Hard Currency	$16,746,370	$—	$ —	$16,746,370

Emerging Markets Debt Local Currency	2,751,481	—	1,270,359	4,021,840

For the year ended October 31, 2025, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

Emerging Markets Debt Hard Currency	$1,373,603	$—

Emerging Markets Debt Local Currency	—	—

76

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of October 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Emerging Markets Debt Hard Currency	$181,620,430	$15,887,688	$(6,541,361)	$9,346,327

Emerging Markets Debt Local Currency	36,053,083	3,259,357	(2,478,088)	781,269

The difference between GAAP and tax basis is primarily attributable to the deferred losses on wash sales, bond premium amortization, mark-to-market of forwards contracts, and other GAAP to tax differences.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Emerging Markets Debt Hard Currency	$38,518,000	$—

Emerging Markets Debt Local Currency	12,810,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share. The authorized shares of the Funds are currently classified and designated as follows:

Fund	Number of Shares

Emerging Markets Debt Hard Currency - Class A	100,000,000

Emerging Markets Debt Hard Currency - Class C	100,000,000

Emerging Markets Debt Hard Currency - Class Z	200,000,000

Emerging Markets Debt Hard Currency - Class R6	200,000,000

Emerging Markets Debt Local Currency - Class A	10,000,000

Emerging Markets Debt Local Currency - Class C	50,000,000

Emerging Markets Debt Local Currency - Class Z	250,000,000

Emerging Markets Debt Local Currency - Class T	190,000,000

Emerging Markets Debt Local Currency - Class R6	50,000,000

The Emerging Markets Debt Local Currency Fund currently does not have any Class T shares outstanding.

As of October 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Emerging Markets Debt Hard Currency–Class A	1,628	6.9%

Emerging Markets Debt Hard Currency–Class C	1,534	100.0

77

Notes to Financial Statements (continued)

Fund	Number of Shares	Percentage of Outstanding Shares

Emerging Markets Debt Hard Currency–Class R6	4,764,530	30.3%

Emerging Markets Debt Local Currency–Class R6	238	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Emerging Markets Debt Hard Currency	1	18.7%

Emerging Markets Debt Local Currency	—	—

Unaffiliated:

Emerging Markets Debt Hard Currency	4	77.7

Emerging Markets Debt Local Currency	4	94.7

Transactions in shares of common stock were as follows:

Emerging Markets Debt Hard Currency:

Share Class	Shares	Amount

Class A
Year ended October 31, 2025:
Shares sold	16,194	$108,139
Shares issued in reinvestment of dividends and distributions	1,467	10,210
Shares purchased	(25,776)	(178,841)
Net increase (decrease) in shares outstanding before conversion	(8,115)	(60,492)
Shares issued upon conversion from other share class(es)	17,116	120,350
Net increase (decrease) in shares outstanding	9,001	$59,858

Year ended October 31, 2024:
Shares sold	36,446	$248,039
Shares issued in reinvestment of dividends and distributions	1,013	7,058
Shares purchased	(50,558)	(348,830)
Net increase (decrease) in shares outstanding before conversion	(13,099)	(93,733)
Shares issued upon conversion from other share class(es)	13,393	94,916
Net increase (decrease) in shares outstanding	294	$1,183

Class C
Year ended October 31, 2025:
Shares issued in reinvestment of dividends and distributions	116	$805
Net increase (decrease) in shares outstanding	116	$805

Year ended October 31, 2024:
Shares issued in reinvestment of dividends and distributions	85	$591
Net increase (decrease) in shares outstanding	85	$591

Class Z
Year ended October 31, 2025:
Shares sold	16,546,576	$116,596,955
Shares issued in reinvestment of dividends and distributions	1,121,159	7,788,107
Shares purchased	(12,362,977)	(87,680,498)
Net increase (decrease) in shares outstanding before conversion	5,304,758	36,704,564
Shares issued upon conversion from other share class(es)	2,031,176	14,417,564
Shares purchased upon conversion into other share class(es)	(21,804)	(153,960)
Net increase (decrease) in shares outstanding	7,314,130	$50,968,168

78

Emerging Markets Debt Hard Currency (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares sold	2,605,312	$18,182,870
Shares issued in reinvestment of dividends and distributions	85,912	598,971
Shares purchased	(1,726,583)	(12,087,795)
Net increase (decrease) in shares outstanding before conversion	964,641	6,694,046
Shares purchased upon conversion into other share class(es)	(80,329)	(559,635)
Net increase (decrease) in shares outstanding	884,312	$6,134,411

Class R6
Year ended October 31, 2025:
Shares sold	1,313,559	$9,092,743
Shares issued in reinvestment of dividends and distributions	1,477,265	10,301,491
Shares purchased	(12,987,003)	(91,974,448)
Net increase (decrease) in shares outstanding before conversion	(10,196,179)	(72,580,214)
Shares issued upon conversion from other share class(es)	4,722	33,610
Shares purchased upon conversion into other share class(es)	(2,034,033)	(14,417,564)
Net increase (decrease) in shares outstanding	(12,225,490)	$(86,964,168)

Year ended October 31, 2024:
Shares sold	5,009,121	$34,758,997
Shares issued in reinvestment of dividends and distributions	2,272,830	15,835,692
Shares purchased	(9,939,323)	(69,633,991)
Net increase (decrease) in shares outstanding before conversion	(2,657,372)	(19,039,302)
Shares issued upon conversion from other share class(es)	67,008	464,719
Net increase (decrease) in shares outstanding	(2,590,364)	$(18,574,583)

Emerging Markets Debt Local Currency:

Share Class	Shares	Amount

Class A
Year ended October 31, 2025:
Shares sold	19,225	$90,275
Shares issued in reinvestment of dividends and distributions	24,337	113,616
Shares purchased	(123,797)	(576,256)
Net increase (decrease) in shares outstanding before conversion	(80,235)	(372,365)
Shares issued upon conversion from other share class(es)	317	1,492
Shares purchased upon conversion into other share class(es)	(3,974)	(18,557)
Net increase (decrease) in shares outstanding	(83,892)	$(389,430)

Year ended October 31, 2024:
Shares sold	99,756	$466,738
Shares issued in reinvestment of dividends and distributions	33,651	157,944
Shares purchased	(163,195)	(756,886)
Net increase (decrease) in shares outstanding before conversion	(29,788)	(132,204)
Shares issued upon conversion from other share class(es)	1,268	6,009
Shares purchased upon conversion into other share class(es)	(8,830)	(41,287)
Net increase (decrease) in shares outstanding	(37,350)	$(167,482)

Class C
Year ended October 31, 2025:
Shares issued in reinvestment of dividends and distributions	395	$1,864
Shares purchased	(47)	(221)
Net increase (decrease) in shares outstanding before conversion	348	1,643
Shares purchased upon conversion into other share class(es)	(315)	(1,492)
Net increase (decrease) in shares outstanding	33	$151

79

Notes to Financial Statements (continued)

Emerging Markets Debt Local Currency (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares issued in reinvestment of dividends and distributions	614	$2,909
Shares purchased	(4,743)	(22,000)
Net increase (decrease) in shares outstanding before conversion	(4,129)	(19,091)
Shares purchased upon conversion into other share class(es)	(1,260)	(6,009)
Net increase (decrease) in shares outstanding	(5,389)	$(25,100)

Class Z
Year ended October 31, 2025:
Shares sold	1,266,905	$5,933,641
Shares issued in reinvestment of dividends and distributions	427,149	2,004,742
Shares purchased	(5,336,991)	(24,464,160)
Net increase (decrease) in shares outstanding before conversion	(3,642,937)	(16,525,777)
Shares issued upon conversion from other share class(es)	54,253	247,437
Net increase (decrease) in shares outstanding	(3,588,684)	$(16,278,340)

Year ended October 31, 2024:
Shares sold	3,618,465	$17,251,276
Shares issued in reinvestment of dividends and distributions	575,747	2,737,302
Shares purchased	(5,720,095)	(27,294,286)
Net increase (decrease) in shares outstanding before conversion	(1,525,883)	(7,305,708)
Shares issued upon conversion from other share class(es)	8,754	41,287
Shares purchased upon conversion into other share class(es)	(51)	(246)
Net increase (decrease) in shares outstanding	(1,517,180)	$(7,264,667)

Class R6
Year ended October 31, 2025:
Shares sold	100	$460
Shares issued in reinvestment of dividends and distributions	62,448	294,671
Shares purchased	(101,043)	(461,560)
Net increase (decrease) in shares outstanding before conversion	(38,495)	(166,429)
Shares purchased upon conversion into other share class(es)	(50,422)	(228,880)
Net increase (decrease) in shares outstanding	(88,917)	$(395,309)

Year ended October 31, 2024:
Shares sold	41,792	$199,027
Shares issued in reinvestment of dividends and distributions	77,039	364,363
Shares purchased	(73,642)	(346,385)
Net increase (decrease) in shares outstanding before conversion	45,189	217,005
Shares issued upon conversion from other share class(es)	51	246
Net increase (decrease) in shares outstanding	45,240	$217,251

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

	Current SCA	Prior SCA

Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

80

	Current SCA	Prior SCA
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the year ended October 31, 2025. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at October 31, 2025
Emerging Markets Debt Hard Currency	$6,858,714	5.46%	7	$12,550,000	$—
Emerging Markets Debt Local Currency	384,143	5.47	7	1,210,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Emerging Markets Debt Hard Currency	Emerging Markets Debt Local Currency
Credit	X	X
Currency	X	X
Debt Obligations	X	X
Derivatives	X	X
Economic and Market Events	X	X
Emerging Markets	X	X
Foreign Securities	X	X
Geographic Concentration	X	X
Increase in Expenses	X	X
Interest Rate	X	X
Junk Bonds	X	X
Large Shareholder and Large Scale Redemption	X	X
Liquidity	X	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Non-Diversified Investment Company	–	X
Sovereign Debt	X	X

Credit Risk: Credit risk relates to the ability of the issuer of a fixed income instrument or the counterparty to a financial transaction with the Fund to meet interest and principal payments as they come due or to fulfill its obligations to the Fund. The value of the fixed income instruments held by the Fund will be adversely affected by any erosion in the ability of the relevant issuers to make interest and principal payments as they become due. The ratings given to a debt security by certain ratings agencies provide a generally useful guide as to such credit risk. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Increasing the amount of Fund assets invested in lower-rated securities generally will increase the Fund’s income, but also will increase the credit risk to which the Fund is subject. The Fund generally enters into financial transactions with major dealers that are deemed acceptable to the subadviser from a credit perspective.

Currency Risk: The Fund’s assets may be invested in securities that are denominated in non-US currencies or directly in currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the US dollar or other currencies. The weakening of a country’s currency relative to the US dollar will negatively affect the dollar value of the Fund’s assets. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political

81

Notes to Financial Statements (continued)

developments. The Fund may attempt to hedge such risks by selling or buying currencies in the forward market; selling or buying currency futures contracts, options or other securities thereon; borrowing funds denominated in particular currencies; or any combination thereof, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented or, if implemented, will be effective. The Fund would incur additional costs from hedging.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to

82

investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

83

Notes to Financial Statements (continued)

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Sovereign Debt Risk: The Fund may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the impact and does not expect the ASU to have a material impact on the financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of October 31, 2025.

84

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential World Fund, Inc. and Shareholders of PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund (two of the funds constituting Prudential World Fund, Inc., hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 19, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

85

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Emerging Markets Debt Hard Currency Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Emerging Markets Debt Hard Currency Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”) and PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM Fixed Income and PGIML. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between each of PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, and PGIML, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee.

[1]	PGIM Emerging Markets Debt Hard Currency Fund is a series of Prudential World Fund, Inc.

PGIM Emerging Markets Debt Hard Currency Fund

Approval of Advisory Agreements (continued)

With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income and PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2024 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its

Visit our website at pgim.com/investments

reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2024. The Board considered that the Fund commenced operations on December 12, 2017 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	2nd Quartile	4th Quartile	4th Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period and underperformed over the other periods.
•	The Board also considered that the Fund ranked in the second quartile of its peer group in the first quarter of 2025.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.05% for Class A shares, 1.80% for Class C shares, 0.75% for Class Z shares, and 0.65% for Class R6 shares through February 28, 2026.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Emerging Markets Debt Hard Currency Fund

Approval of Advisory Agreements

PGIM Emerging Markets Debt Local Currency Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Emerging Markets Debt Local Currency Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and, where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser, and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and

[1]	PGIM Emerging Markets Debt Local Currency Fund is a series of Prudential World Fund, Inc.

Visit our website at pgim.com/investments

other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments for the year ended December 31, 2024 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Emerging Markets Debt Local Currency Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-, five- and ten-year periods and underperformed over the one-year period.
•	The Board noted that the Fund outperformed its benchmark index over the last quarter of 2024 and outperformed its peer universe median, with second quartile performance, over the one-year period.
•	The Board considered that PGIM Investments is encouraged by the Fund’s strong returns over the long term as demonstrated by its five- and ten-year performance versus its benchmark and peers.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of other fees and expenses) caps the Fund’s annual operating expenses at 1.13% for Class A shares, 1.88% for Class C shares, 0.65% for Class R6 shares and 0.72% for Class Z shares through February 28, 2026.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

Visit our website at pgim.com/investments

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Emerging Markets Debt Local Currency Fund

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 19, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 19, 2025